UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Short Obligations Fund

BlackRock Total Factor Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Commodity-Linked Notes	Par (000)	Value
Bank of America Corp., 3-month LIBOR (Indexed to the Bloomberg Commodity Roll Select Total Return Index, multiplied by 3), 1/19/18 (a)	$7,000	$6,724,466
Canadian Imperial Bank of Commerce, 3-month LIBOR (Indexed to Bloomberg Commodity Total Return IndexSM , multiplied by 3), 3/12/18 (a)(b)	6,000	4,912,800
JPMorgan Chase Bank, N.A., 3-month LIBOR (Indexed to the Performance of the J.P. Morgan Enhanced Beta Select Alternative Benchmark Total Return Index, multiplied by 3), 1/19/18 (a)(b)	7,000	6,652,408
UBS AG, 3-month LIBOR (Indexed to the Bloomberg Commodity Total Return IndexSM, multiplied by 3), 3/12/18 (a)(b)	6,000	4,917,551
Total Commodity-Linked Notes — 12.8%		23,207,225

Common Stocks	Shares	Value
Chemicals — 6.3%
Agrium, Inc.	11,270	1,057,773
Albemarle Corp.	2,175	236,879
CF Industries Holdings, Inc.	58,183	1,555,813
Highfield Resources Ltd. (c)(d)	370,142	293,792
Monsanto Co.	23,032	2,685,761
Mosaic Co.	48,326	1,301,419
Neo Lithium Units (Acquired 1/31/17, cost $92,071) (e)	162,874	138,622
Plant Impact PLC (c)	310,737	188,153
Potash Corp. of Saskatchewan, Inc.	63,525	1,072,302
Syngenta AG, Registered Shares (c)	3,774	1,753,905
Yara International ASA	27,833	1,034,969

		11,319,388
Construction Materials — 0.1%
Imerys SA	2,775	238,737
Energy Equipment & Services — 2.1%
Baker Hughes, Inc.	18,839	1,118,472
Halliburton Co.	22,030	1,010,736
Precision Drilling Corp. (c)	58,687	233,450
Schlumberger Ltd.	14,025	1,018,075
Superior Energy Services, Inc. (c)	37,375	451,490

		3,832,223
Food Products — 5.5%
AGT Food & Ingredients, Inc.	19,869	458,935
Archer-Daniels-Midland Co.	24,545	1,122,934
BRF SA — ADR	49,564	616,576
Bunge Ltd.	13,440	1,062,163
Elders Ltd. (c)	119,687	398,816

Common Stocks	Shares	Value
Food Products (continued)
Glanbia PLC	46,361	$906,089
Kuala Lumpur Kepong Bhd	131,500	742,774
Marfrig Global Foods SA (c)	207,120	463,305
Minerva SA Brazil	122,596	391,266
Origin Enterprises PLC (c)	107,961	876,135
PureCircle Ltd. (c)(d)	156,465	668,758
SunOpta, Inc. (c)	59,642	435,387
Synlait Milk Ltd. (c)	79,696	193,707
Tegel Group Holdings Ltd.	334,366	272,843
Tyson Foods, Inc., Class A	8,427	541,519
Wilmar International Ltd.	340,600	865,149

		10,016,356
Machinery — 2.6%
AGCO Corp.	12,336	789,381
Deere & Co.	22,600	2,522,386
Kubota Corp.	82,100	1,293,306

		4,605,073
Metals & Mining — 16.8%
Acacia Mining PLC	42,152	216,056
Agnico Eagle Mines Ltd.	19,198	917,673
Alamos Gold, Inc., Class A	75,380	539,513
AngloGold Ashanti Ltd.	26,504	303,522
ArcelorMittal (c)	31,574	248,120
Arizona Mining, Inc. (c)(d)	36,818	50,977
B2Gold Corp. (c)	227,084	570,600
Bacanora Minerals Ltd. (c)	55,542	64,385
Barrick Gold Corp.	64,529	1,078,925
Beadell Resources Ltd. (c)(d)	550,716	94,605
BHP Billiton PLC	144,406	2,201,504
Boliden AB	12,436	355,275
Centamin PLC	185,420	424,826
Centerra Gold, Inc.	81,836	422,654
Dalradian Resources, Inc. (c)	28,585	25,757
Detour Gold Corp. (c)	11,186	141,356
Eldorado Gold Corp.	184,740	675,325
Endeavour Mining Corp. (c)	25,447	419,814
Evolution Mining Ltd.	182,072	316,461
First Quantum Minerals Ltd.	78,505	748,214
Fortescue Metals Group Ltd.	88,308	350,022
Franco-Nevada Corp.	11,186	760,784
Fresnillo PLC	32,523	611,504
Galaxy Resources Ltd. (c)	213,713	67,984
Glencore PLC (c)	533,612	2,097,176
Gold Standard Ventures Corp. (c)(d)	38,062	64,410
Goldcorp, Inc.	21,003	292,646
HudBay Minerals, Inc.	42,745	255,208
Iluka Resources Ltd.	49,849	313,253
Integra Gold Corp. (c)	79,930	46,258
Ivanhoe Mines Ltd. (c)	72,512	254,447
KAZ Minerals PLC (c)	19,145	124,866

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	OTC	Over-the-Counter
AKA	Also Known As	FKA	Formerly Known As	PCL	Public Company Limited
CAD	Canadian Dollar	GBP	British Pound	PIK	Payment-In-Kind
CDO	Collateralized Debt Obligation	HKD	Hong Kong Dollar	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital International	USD	U.S. Dollar

BLACKROCK FUNDS	APRIL 30, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Common Stocks	Shares	Value
Metals & Mining (continued)
Kinross Gold Corp. (c)	188,719	$656,690
Lundin Mining Corp.	149,113	795,240
MAG Silver Corp. (c)	26,366	322,561
Metals X Ltd. (c)	156,712	86,359
MMC Norilsk Nickel PJSC	1,282	19,694
MMC Norilsk Nickel PJSC — ADR	14,474	222,755
Nemaska Lithium, Inc. (c)(d)	83,333	72,036
Nevsun Resources Ltd.	72,986	162,007
Newcrest Mining Ltd.	77,680	1,246,246
Newmont Mining Corp.	18,277	617,945
Northern Star Resources Ltd.	119,956	390,013
Nyrstar NV (c)(d)	12,635	71,556
Oceanagold Corp.	193,407	630,498
Osisko Gold Royalties Ltd.	14,357	152,925
OZ Minerals Ltd.	62,889	333,930
Petra Diamonds Ltd. (c)	148,018	248,652
Pretium Resources, Inc. (c)	30,563	302,932
Randgold Resources Ltd. — ADR	9,670	850,863
Rio Tinto PLC	63,876	2,519,928
Sierra Metals, Inc. (c)	155,259	370,788
Silver Wheaton Corp.	29,678	592,234
Sociedad Minera Cerro Verde SAA (c)	19,580	460,130
South32 Ltd.	322,798	668,933
Teck Resources Ltd., Class B	53,803	1,116,224
TMAC Resources, Inc. (c)	27,078	308,856
Torex Gold Resources, Inc. (c)	16,433	278,327
Trevali Mining Corp. (c)(d)	122,429	107,626
Vale SA — ADR, Preference Shares	184,950	1,518,439
Volcan Cia Minera SAA, Class B	197,552	52,376
Westgold Resources Ltd. (c)	53,708	78,546

		30,309,429
Oil, Gas & Consumable Fuels — 15.1%
AltaGas Ltd.	19,771	443,057
Anadarko Petroleum Corp.	20,789	1,185,389
BP PLC	358,224	2,050,699
Cabot Oil & Gas Corp.	20,049	465,939
Cairn Energy PLC (c)	125,806	316,446
Chevron Corp.	14,708	1,569,344
Cimarex Energy Co.	7,927	924,922
ConocoPhillips	34,387	1,647,481
Devon Energy Corp.	20,793	821,116
Enbridge, Inc.	15,278	633,258
EnCana Corp.	70,629	755,935
EOG Resources, Inc.	17,246	1,595,255
EQT Corp.	8,226	478,260
Exxon Mobil Corp.	38,495	3,143,117
Hess Corp.	16,926	826,497
International Petroleum Corp. (c)	2,911	10,585
Kosmos Energy Ltd. (c)	52,448	315,212
Lundin Petroleum AB	8,885	169,426
Marathon Oil Corp.	50,099	744,972
Nexgen Energy Ltd. (c)(d)	60,121	129,927
Noble Energy, Inc.	20,399	659,500
Occidental Petroleum Corp.	5,062	311,515
Oil Search Ltd.	97,200	524,486
Phillips 66	4,271	339,801
Pioneer Natural Resources Co.	6,424	1,111,288
Royal Dutch Shell PLC, A Shares	149,312	3,877,410
Tesoro Corp.	5,816	463,593
TransCanada Corp.	22,682	1,053,137
Valero Energy Corp.	10,988	709,935

		27,277,502
Paper & Forest Products — 0.5%
Quintis Ltd. (d)	684,494	615,372

Common Stocks	Shares	Value
Paper & Forest Products (continued)
West Fraser Timber Co. Ltd.	5,470	$245,800

		861,172
Trading Companies & Distributors — 0.1%
Titan Machinery, Inc. (c)	14,093	223,374
Total Common Stocks — 49.1%		88,683,254

Investment Companies	Shares	Value
ELEMENTSSM Linked to the Rogers International Commodity Index — Total Return (c)(f)	524,100	2,604,777
ETFS All Commodities DJ-UBSCISM (c)(f)	309,100	2,614,059
PowerShares DB Commodity Index Tracking Fund (c)(f)	588,100	8,703,880
Total Investment Companies — 7.7%		13,922,716

Preferred Stocks	Shares	Value
Food Products — 0.1%
Tyson Foods, Inc., 4.75% (g)	2,290	158,812

Warrants	Shares	Value
Nemaska Lithium, Inc. (Issued/exercisable 7/08/16, 1 Share for 1 Warrant, Expires 7/08/19, Strike Price CAD 1.50) (c)	13,155	3,373
Neo Lithium Corp. (Issued/exercisable 2/23/17, 1 Share for 1 Warrant, Expires 8/22/18, Strike Price CAD 1.40) (Acquired 1/31/17, cost $45,349) (c)(e)	81,437	—
Total Warrants — 0.0%		3,373
Total Long-Term Investments (Cost — $117,470,686) — 69.7%		125,975,380

Short-Term Securities
Money Market Funds	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (h)(i)	1,463,865	1,463,865
SL Liquidity Series LLC, Money Market Series, 1.09% (h)(i)(j)	1,427,297	1,427,583
Total Money Market Funds — 1.6%		2,891,448
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (k):
0.57%, 5/25/17	$9,000	8,995,968
0.53%, 6/29/17	9,000	8,989,137
0.58%, 7/27/17	9,000	8,982,846
0.66%, 8/24/17	9,000	8,977,104
0.85%, 9/14/17	8,000	7,974,008
0.96%, 10/26/17	8,000	7,961,928
Total U.S. Treasury Obligations — 28.7%		51,880,991
Total Short-Term Securities (Cost — $54,785,696) — 30.3%		54,772,439
Total Investments (Cost — $172,256,382*) — 100.0%		180,747,819
Liabilities in Excess of Other Assets — 0.0%		(65,707)

Net Assets — 100.0%		$180,682,112

2	BLACKROCK FUNDS	APRIL 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Notes to Consolidated Schedule of Investments

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$177,668,445

Gross unrealized appreciation	$8,189,131
Gross unrealized depreciation	(5,109,757)

Net unrealized appreciation	$3,079,374

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security, or a portion of the security, is on loan.

(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $138,622, representing 0.1% of its net assets as of period end, and an original cost of $137,420.

(f)	All or a portion of the security is held by a wholly-owned subsidiary.

(g)	Convertible security.

(h)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, TempFund, Institutional Class	1,697,413	(1,697,413)	—	—	$367		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,463,865	1,463,865	$1,463,865	4,333		$ 20	—
SL Liquidity Series, LLC, Money Market Series	1,036,738	390,559	1,427,297	1,427,583	31,124	[2]	88	$31
Total				$2,891,448	$35,824		$108	$31

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Current yield as of period end.

(j)	Security was purchased with the cash collateral from loaned securities.

(k)	Rates are discount rates or a range of discount rates at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	APRIL 30, 2017	3

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	—	—	$23,207,225	$23,207,225
Common Stocks:
Chemicals	$8,391,892	$2,927,496	—	11,319,388
Construction Materials	—	238,737	—	238,737
Energy Equipment & Services	3,832,223	—	—	3,832,223
Food Products	7,972,275	2,044,081	—	10,016,356
Machinery	3,311,767	1,293,306	—	4,605,073
Metals & Mining	17,240,606	13,068,823	—	30,309,429
Oil, Gas & Consumable Fuels	20,339,035	6,938,467	—	27,277,502
Paper & Forest Products	245,800	615,372	—	861,172
Trading Companies & Distributors	223,374	—	—	223,374
Investment Companies	13,922,716	—	—	13,922,716
Preferred Stocks	158,812	—	—	158,812
Warrants	3,373	—	—	3,373
Short Term Investments:
Money Market Funds	1,463,865	—	—	1,463,865
U.S. Treasury Obligations	—	51,880,991	—	51,880,991

Subtotal	$77,105,738	$79,007,273	$23,207,225	$179,320,236

Investments Valued at NAV[1]				1,427,583

Total Investments				$180,747,819

[1]	As of April 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended April 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Commodity-Linked Notes	Warrants	Total
Assets:
Opening Balance, as of July 31, 2016	$24,743,066	—	$24,743,066
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	9,422,628	—	9,422,628
Net change in unrealized appreciation (depreciation)[2]	(8,535,841)	$(45,349)	(8,581,190)
Purchases	26,000,000	45,349	26,045,349
Sales	(28,422,628)	—	(28,422,628)

Closing Balance, as of April 30, 2017	$23,207,225	—	$23,207,225

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017[2]	$(2,792,775)	$(45,349)	$(2,838,124)

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

4	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 2.7%
ALM VII Ltd., Series 2012-7A, Class A1R, 2.64%, 10/15/28 (a)(b)	USD	12,000	$12,074,986
ALM VIII Ltd., Series 2013-8A, Class A1R, 2.65%, 10/15/28 (a)(b)		2,750	2,764,630
ALM XIV Ltd., Series 2014-14A, Class C, 4.49%, 7/28/26 (a)(b)		2,375	2,378,087
Anchorage Capital CLO Ltd., Series 2014-3A, Class A2AR, 3.22%, 4/28/26 (a)(b)		2,000	2,000,426
Apidos CLO XII, Series 2013-12A, Class D, 4.21%, 4/15/25 (a)(b)		1,500	1,495,568
Apidos CLO XVIII, Series 2014-18A, Class CR, 0.00%, 7/22/26 (a)(b)		880	880,000
Apidos CLO XXV, Series 2016-25A, Class A1, 2.62%, 10/20/28 (a)(b)		3,500	3,507,278
Ares XXVII CLO Ltd., Series 2013-2A, Class B, 2.97%, 7/28/25 (a)(b)		3,000	3,001,388
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.74%, 2/17/26 (a)(b)		1,800	1,800,385
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.59%, 7/16/26 (a)(b)		2,000	2,002,817
Series 2014-1A, Class BR, 3.16%, 7/16/26 (a)(b)		2,250	2,249,689
BlueMountain CLO Ltd., Series 2013-2A, Class A, 2.35%, 1/22/25 (a)(b)		2,500	2,501,965
Burnham Park CLO Ltd., Series 2016-1A, Class A, 2.59%, 10/20/29 (a)(b)		3,000	3,002,217
Cedar Funding III CLO Ltd., Series 2014-3A, Class D, 4.60%, 5/20/26 (a)(b)		1,105	1,095,708
CIFC Funding Ltd.:
Series 2014-2A, Class B1L, 4.55%, 5/24/26 (a)(b)		1,355	1,361,505
Series 2014-4A, Class D, 4.56%, 10/17/26 (a)(b)		3,250	3,267,862
Series 2014-5A, Class A1R, 2.56%, 1/17/27 (a)(b)		4,000	4,013,388
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class ER, 6.16%, 4/20/23 (a)(b)		1,045	1,011,230
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)		1,455	264,003
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1A, 2.70%, 1/24/27 (a)(b)		3,500	3,503,697
Galaxy XV CLO Ltd.:
Series 2013-15A, Class A, 2.41%, 4/15/25 (a)(b)		1,000	1,000,351
Series 2013-15A, Class C, 3.76%, 4/15/25 (a)(b)		1,000	1,000,643
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 2.56%, 7/15/26 (a)(b)		1,500	1,500,615
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.54%, 10/29/26 (a)(b)		3,250	3,263,712
LCM XVIII LP, Series 18A, Class B1, 3.46%, 4/20/27 (a)(b)		5,250	5,250,585
LCM XXI LP, Series 21A, Class A, 2.71%, 4/20/28 (a)(b)		4,000	4,024,239
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.89%, 8/15/22 (a)(b)		1,500	1,507,601
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, 2.61%, 1/20/29 (a)(b)		5,500	5,530,134
Series 2012-10A, Class DR, 5.36%, 1/20/29 (a)(b)		2,630	2,668,880
Madison Park Funding XI Ltd.:
Series 2013-11A, Class A1B, 2.60%, 10/23/25 (a)(b)		5,500	5,507,897
Series 2013-11A, Class C, 3.90%, 10/23/25 (a)(b)		2,680	2,681,705

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 2.19%, 7/22/24 (a)(b)	USD	2,320	$2,312,827
MP CLO VIII Ltd., Series 2015-2A, Class A1, 2.67%, 10/28/27 (a)(b)		2,000	2,006,754
Neuberger Berman CLO XVII Ltd.:
Series 2014-17A, Class D, 4.58%, 8/04/25 (a)(b)		568	568,126
Series 2014-17A, Class DR, 4.78%, 4/22/29 (a)(b)		568	568,000
OCP CLO Ltd., Series 2016-12A, Class A1, 2.73%, 10/18/28 (a)(b)		3,250	3,275,101
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.28%, 4/20/25 (a)(b)		1,000	1,000,308
OZLM VIII Ltd., Series 2014-8A, Class B, 4.16%, 10/17/26 (a)(b)		3,000	3,001,279
Palmer Square CLO Ltd., Series 2014-1A, Class CR, 5.16%, 1/17/27 (a)(b)		515	518,612
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 4.66%, 4/15/26 (a)(b)		1,050	1,052,810
Regatta IV Funding Ltd., Series 2014-1A, Class C, 4.11%, 7/25/26 (a)(b)		550	550,648
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, 2.37%, 4/26/25 (a)(b)		997	997,946
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.66%, 6/10/25 (a)(b)		500	501,708
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 2.72%, 10/20/28 (a)(b)		2,250	2,270,148
Voya CLO Ltd., Series 2013-3A, Class BR, 3.31%, 1/18/26 (a)(b)		2,120	2,120,000

			108,857,458
Ireland — 1.9%
Adagio IV CLO Ltd., Series IV-X, Class F, 6.65%, 10/15/29 (b)	EUR	1,700	1,759,759
Arbour CLO IV DAC:
Series 4X, Class E, 5.60%, 1/15/30 (b)		1,833	1,971,463
Series 4X, Class F, 8.15%, 1/15/30 (b)		1,500	1,601,174
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 7/15/27 (b)		4,113	4,433,010
Series 2014-1X, Class F, 5.75%, 7/15/27 (b)		2,883	2,876,205
Aurium CLO III DAC:
Series 3X, Class E, 4.90%, 4/15/30 (b)		150	155,225
Series 3X, Class F, 0.00%, 4/15/30 (b)		383	382,157
Avoca CLO XIII Ltd, Series 13X, Class E, 5.17%, 12/29/27 (b)		3,530	3,827,143
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (b)		1,070	1,155,399
Series 14X, Class F, 5.75%, 7/12/28 (b)		2,200	2,205,601
Series 14X, Class SUB, 0.00%, 7/12/28		1,500	1,461,803
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.00%, 1/15/29 (b)		1,540	1,658,631
Series 15X, Class F, 6.75%, 1/15/29 (b)		3,195	3,332,442
Series 15X, Class M1, 0.00%, 1/15/29 (b)		5,300	4,828,760
Avoca CLO XVII Ltd., Series 17X, Class E, 5.95%, 1/15/30 (b)		1,829	1,994,017
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)		3,300	3,536,100
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.90%, 1/22/28 (b)		1,300	1,407,287
Series 4X, Class F, 6.50%, 1/22/28 (b)		4,400	4,555,128
Series 4X, Class SUB, 0.21%, 1/24/28 (b)		21,100	20,179,531
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 8/15/29 (b)		2,160	2,394,430
CVC Cordatus Loan Fund VIII DAC:
Series 8X, Class E, 5.70%, 4/23/30 (b)		1,100	1,174,266

BLACKROCK FUNDS	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Asset-Backed Securities		Par (000)		Value
Ireland (continued)
Series 8X, Class F, 7.65%, 4/23/30 (b)	EUR	900		$955,756
Harvest CLO:
Series 11X, Class E, 4.92%, 3/26/29 (b)		420		451,807
Series 16X, Class E, 6.40%, 10/15/29 (b)		1,690		1,836,916
OCP Euro DAC, Series 2017-1X, Class E, 0.00%, 6/18/30 (b)		800		827,084
Sorrento Park CLO Ltd., Series 1X, Class E, 6.07%, 11/16/27 (b)		1,400		1,407,944
St. Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 7/22/29 (b)		2,910		3,177,790

				75,546,828
Netherlands — 1.3%
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 7/15/29 (b)		3,975		4,267,816
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)		3,625		3,960,706
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 7/25/29 (b)		2,100		2,296,436
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 5.75%, 1/15/30 (b)		1,352		1,453,409
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%, 7/30/28 (b)		1,480		1,606,310
Series 2015-4X, Class E, 4.50%, 7/30/28 (b)		1,065		1,136,007
Series 2015-4X, Class F, 6.25%, 7/30/28 (b)		750		760,955
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (b)		1,400		1,540,622
Jubilee CDO BV, Series 2014-VIII-X, Class SUB, 4.81%, 1/15/24 (b)		11,440		7,974,873
North Westerly CLO IV BV:
Series 2014-IV-X, Class A-1, 0.00%, 1/15/26 (b)		6,166		5,502,799
Series 2014-IV-X, Class A-1, 1.22%, 1/15/26 (b)		19,350		21,212,211
OZLME BV, Series 1X, Class E, 6.45%, 1/18/30 (b)		1,582		1,752,225

				53,464,369
United States — 2.5%
Aircraft Loan Trust, Series 2015-1, Class X, 0.00%, 3/20/22 (d)	USD	—	(c)	1,214,458
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR, 5.26%, 10/14/28 (a)(b)		3,495		3,516,671
Series 2012-4A, Class BR, 3.06%, 1/20/29 (a)(b)		1,500		1,510,842
Carlyle Global Market Strategies Euro CLO Ltd., Series 2015-2X, Class E, 6.50%, 9/21/29 (b)	EUR	1,260		1,302,626
Credit Acceptance Auto Loan Trust:
Series 2014-2A, Class B, 2.67%, 9/15/22 (a)	USD	2,000		2,005,294
Series 2015-1A, Class B, 2.61%, 1/17/23 (a)		4,240		4,253,603
Series 2015-1A, Class C, 3.30%, 7/17/23 (a)		1,500		1,511,820
Series 2015-2A, Class B, 3.04%, 8/15/23 (a)		3,695		3,723,898
Series 2015-2A, Class C, 3.76%, 2/15/24 (a)		2,000		2,027,295
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		4,553		4,558,503

Asset-Backed Securities		Par (000)		Value
United States (continued)
Navient Private Education Loan Trust:
Series 2015-AA, Class A3, 2.69%, 11/15/30 (a)(b)	USD	4,705		$4,871,864
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)		1,400		1,314,280
Series 2014-CTA, Class A, 1.69%, 9/16/24 (a)(b)		405		405,343
Series 2014-CTA, Class B, 2.74%, 10/17/44 (a)(b)		1,500		1,434,777
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		4,710		4,741,140
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		1,310		1,310,661
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		1,476		1,478,477
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		1,000		998,666
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		4,710		4,756,604
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		9,235		9,250,748
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		1,845		1,834,478
Santander Drive Auto Receivables Trust:
Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)(d)		—	(c)	1,774,500
Series 2014-3, Class C, 2.13%, 8/17/20		1,134		1,136,926
Series 2014-3, Class D, 2.65%, 8/17/20		5,000		5,045,939
Series 2014-4, Class D, 3.10%, 11/16/20		1,250		1,272,498
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 3.24%, 6/16/42 (a)(b)		9,870		10,311,960
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		5,640		5,643,355
SMB Private Education Loan Trust, Series 2015-C, Class B, 3.50%, 9/15/43 (a)		9,225		9,074,173
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		7,525		7,608,103

				99,889,502
Total Asset-Backed Securities — 8.4%				337,758,157

Common Stocks		Shares		Value
Germany — 0.4%
Aroundtown Property Holdings PLC		3,169,352		16,467,843
Italy — 0.1%
Telecom Italia SpA (e)		2,751,393		2,442,120
Luxembourg — 0.1%
Concrete Investment I SCA (e)(f)		207,748		2,941,902
Concrete Investment II SCA (e)(f)		11,824		—

				2,941,902
United States — 0.5%
AMC Networks, Inc., Class A (e)		239,500		14,293,360
CenturyLink, Inc.		155,000		3,978,850
Microsoft Corp.		25,000		1,711,500
QUALCOMM, Inc.		30,000		1,612,200

2	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Common Stocks	Shares		Value
United States (continued)
Western Union Co.		40,000	$794,400

			22,390,310
Total Common Stocks — 1.1%			44,242,175

Corporate Bonds	Par (000)		Value
Australia — 0.3%
QBE Insurance Group Ltd., 5.88%, 6/17/46 (b)	USD	477	502,657
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		1,300	1,358,500
Virgin Australia Trust:
Series 2013-1, Class B, 6.00%, 4/23/22 (a)		2,141	2,184,093
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		4,004	4,109,095
Westpac Banking Corp., 4.32%, 11/23/31 (b)		5,000	5,130,065

			13,284,410
Belgium — 0.3%
AG Insurance SA, 3.50%, 6/30/47 (b)	EUR	2,400	2,655,498
Anheuser-Busch InBev SA/NV, 2.00%, 3/17/28		4,700	5,432,268
Nyrstar NV, 4.25%, 9/25/18		2,100	2,313,267

			10,401,033
Canada — 2.9%
Air Canada Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 11/15/22 (a)	USD	1,539	1,596,762
Series 2013-1, Class C, 6.63%, 5/15/18 (a)		3,045	3,151,575
Series 2015-2, Class B, 5.00%, 12/15/23 (a)		19,067	19,686,279
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		19,015	19,823,137
Cenovus Energy, Inc.:
5.70%, 10/15/19		10,339	11,121,249
4.25%, 4/15/27 (a)		20,000	19,838,020
5.40%, 6/15/47 (a)		2,277	2,229,597
First Quantum Minerals Ltd.:
7.25%, 4/01/23 (a)		11,421	11,628,006
7.50%, 4/01/25 (a)		2,936	2,994,720
GW Honos Security Corp., 8.75%, 5/15/25 (a)		937	955,740
MEG Energy Corp., 6.50%, 1/15/25 (a)		2,027	2,001,663
Teck Resources Ltd.:
8.50%, 6/01/24 (a)		5,286	6,125,153
6.00%, 8/15/40		7,375	7,587,031
6.25%, 7/15/41		5,319	5,638,140
5.20%, 3/01/42		563	537,665

			114,914,737
Cayman Islands — 0.1%
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,076	1,164,343
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		1,500	1,541,100

			2,705,443
China — 1.0%
Baoxin Auto Finance I Ltd., 8.75% (b)(g)		750	787,513
China Aoyuan Property Group Ltd.:
10.88%, 5/26/18		450	480,688
6.35%, 1/11/20		1,342	1,385,647
China Evergrande Group:
8.75%, 10/30/18		207	214,659

Corporate Bonds	Par (000)		Value
China (continued)
7.00%, 3/23/20	USD	1,065	$1,083,069
China Singyes Solar Technologies Holdings Ltd., 7.95%, 2/15/19		900	920,189
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		948	1,015,554
Easy Tactic Ltd., 5.75%, 1/13/22		1,700	1,742,238
Far East Horizon Ltd., 5.55% (b)(g)		400	400,400
Fortune Star BVI Ltd., 5.25%, 3/23/22		1,720	1,743,292
Future Land Development Holdings Ltd., 5.00%, 2/16/20		725	729,515
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		1,400	1,406,135
GOME Electrical Appliances Holding Ltd., 5.00%, 3/10/20		599	605,342
Guorui Properties Ltd., 7.00%, 3/21/20		850	856,342
HNAG Funding Ltd., 2.87%, 2/04/20		375	374,760
Jingneng Clean Energy Investment Holdings Ltd.,
4.30%, 12/23/17	CNH	6,000	859,166
Kaisa Group Holdings Ltd.:
Series B, 7.56% (7.56% Cash or 7.56% PIK), 6/30/20 (h)	USD	1,354	1,332,419
Series C, 7.56% (7.56% Cash or 7.56% PIK), 12/31/20 (h)		264	259,950
Series D, 7.56% (7.56% Cash or 7.56% PIK), 6/30/21 (h)		370	366,331
Prime Bloom Holdings Ltd., 7.50%, 12/19/19		800	821,940
Proven Glory Capital Ltd.:
3.25%, 2/21/22		3,425	3,416,414
4.00%, 2/21/27		1,900	1,891,062
Reward International Investment Ltd., 7.25%, 1/25/20		380	386,632
Rock International Investment, Inc., 6.63%, 3/27/20		1,350	1,343,293
Shenzhen Expressway Co. Ltd., 2.88%, 7/18/21		450	447,018
Shougang Corp., 3.38%, 12/09/19		1,500	1,504,170
Times Property Holdings Ltd., 6.25%, 1/23/20		1,257	1,293,233
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		4,400	4,188,206
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19		1,550	1,588,474
Want Want China Finance Ltd., 2.88%, 4/27/22		1,925	1,917,321
West China Cement Ltd., 6.50%, 9/11/19		410	425,856
Wuhan Metro Group Co. Ltd., 2.38%, 11/08/19		1,450	1,435,910
Xinhu BVI Holding Co. Ltd., 6.00%, 3/01/20		550	554,101
Xinyuan Real Estate Co. Ltd.:
8.13%, 8/30/19		350	354,379
7.75%, 2/28/21		400	394,978
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22		800	823,874
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22		425	429,250

			39,779,320
Congo Democratic Republic — 0.0%
HTA Group Ltd., 9.13%, 3/08/22		750	756,713
Cyprus — 0.1%
Volcan Holdings PLC, 4.13%, 4/11/20	GBP	4,200	4,976,377
France — 1.1%
BNP Paribas Cardif SA, 4.03% (b)(g)	EUR	6,700	7,557,260
CNP Assurances, 4.50%, 6/10/47 (b)		1,200	1,405,128
Credit Agricole Assurances SA, 4.25% (b)(g)		9,800	11,076,972
Loxam SAS, 4.25%, 4/15/24		1,666	1,875,193
Orange SA:
3.38%, 9/16/22		9,250	11,602,653
1.00%, 5/12/25		2,100	2,301,513
SFR Group SA, 7.38%, 5/01/26 (a)	USD	7,283	7,656,254

			43,474,973

BLACKROCK FUNDS	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
Germany — 1.5%
Deutsche Bank AG, 4.30%, 5/24/28 (b)	USD	10,000	$9,597,760
RAG-Stiftung, 0.00%, 12/31/18 (d)(i)	EUR	1,800	2,023,230
Senvion Holding GmbH, 3.88%, 10/25/22		1,032	1,128,430
thyssenkrupp AG, 1.38%, 3/03/22		2,450	2,622,911
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25		4,040	4,629,616
4.63%, 2/15/26		1,200	1,408,910
3.50%, 1/15/27		7,790	8,729,616
6.25%, 1/15/29		4,149	5,152,693
Volkswagen International Finance NV:
0.02%, 3/30/19 (b)		9,400	10,255,381
0.50%, 3/30/21		8,800	9,611,902
ZF North America Capital, Inc., 2.75%, 4/27/23		4,100	4,823,424

			59,983,873
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/23 (a)	USD	873	907,766
Hong Kong — 0.3%
AIA Group Ltd., 3.20%, 3/11/25		1,350	1,333,932
CK Hutchison International 17 Ltd.:
2.88%, 4/05/22		3,075	3,076,740
3.50%, 4/05/27		2,700	2,708,786
Dah Sing Bank Ltd., 4.25%, 11/30/26 (b)		680	687,895
Haitong International Securities Group Ltd.,
0.00%, 10/25/21 (d)(i)	HKD	6,000	771,372
Noble Group Ltd.:
3.63%, 3/20/18	USD	624	608,400
8.75%, 3/09/22		618	610,735
Studio City Co. Ltd., 7.25%, 11/30/21		1,100	1,179,200
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		260	281,315
United Photovoltaics Group Ltd., 8.25%, 1/25/20		424	440,939

			11,699,314
India — 0.3%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (a)		2,300	2,333,030
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		2,900	3,055,028
HPCL-Mittal Energy Ltd., 5.25%, 4/28/27		500	507,665
ICICI Bank Ltd., 4.00%, 3/18/26		636	635,103
Neerg Energy Ltd., 6.00%, 2/13/22		1,000	1,009,873
TML Holdings Pte. Ltd., 5.75%, 5/07/21		212	222,047
Vedanta Resources PLC:
8.25%, 6/07/21		1,411	1,534,745
6.38%, 7/30/22		1,600	1,621,600
7.13%, 5/31/23		1,000	1,045,000

			11,964,091
Indonesia — 0.1%
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		1,000	1,035,036
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (e)(j)		2,975	1,680,875
Jababeka International BV, 6.50%, 10/05/23 (a)		435	448,576
Japfa Comfeed Indonesia Tbk PT, 5.50%, 3/31/22		700	693,686
Modernland Overseas Pte. Ltd., 6.95%, 4/13/24		800	800,000
PB International BV, 7.63%, 1/26/22		425	441,985

			5,100,158

Corporate Bonds		Par (000)	Value
Ireland — 0.3%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	4,275	$4,913,302
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.43%, 5/15/21 (a)(b)	USD	4,100	4,187,125
4.63%, 5/15/23 (a)		1,428	1,458,345
7.25%, 5/15/24 (a)		2,302	2,506,303

			13,065,075
Italy — 2.8%
Assicurazioni Generali SpA, 5.50%, 10/27/47 (b)	EUR	4,700	5,595,674
Intesa Sanpaolo SpA:
6.63%, 9/13/23		8,995	11,779,803
5.71%, 1/15/26 (a)	USD	3,899	3,840,082
3.93%, 9/15/26	EUR	6,000	6,793,826
Meccanica Holdings USA, Inc.:
7.38%, 7/15/39 (a)	USD	6,850	7,980,250
6.25%, 1/15/40 (a)		4,700	5,029,000
Mercury Bondco PLC, 7.13% (7.13% Cash or 7.88% PIK), 5/30/21 (h)	EUR	4,800	5,369,577
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	6,033	6,322,463
6.00%, 9/30/34		5,447	5,569,557
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	7,060	10,231,040
Telecom Italia SpA, 1.13%, 3/26/22 (i)		17,900	19,264,504
UniCredit SpA:
6.95%, 10/31/22		4,520	5,873,420
5.75%, 10/28/25 (b)		12,590	14,930,756
Unione di Banche Italiane SpA, 4.45%, 9/15/27 (b)		1,750	1,951,055

			110,531,007
Japan — 0.1%
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 8/24/20 (a)(h)	USD	4,502	4,659,342
Kuwait — 0.0%
Al Ahli Bank of Kuwait KSCP, 3.50%, 4/05/22		700	704,375
Luxembourg — 0.2%
Altice Financing SA, 6.63%, 2/15/23 (a)		3,844	4,069,835
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (h)	EUR	3,272	3,652,717

			7,722,552
Mongolia — 0.0%
Mongolian Mining Corp., 8.88%, 3/29/18 (e)(j)	USD	823	526,720
Netherlands — 0.7%
Achmea BV, 6.00%, 4/04/43 (b)	EUR	4,400	5,340,712
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25%, 7/01/20	USD	9,981	10,439,168
4.63%, 7/01/22		6,469	6,885,946
Constellium NV:
8.00%, 1/15/23 (a)		2,020	2,087,670
6.63%, 3/01/25 (a)		3,617	3,562,745

			28,316,241
New Zealand — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.00%, 7/15/24 (a)		769	827,636
Norway — 0.4%
Norwegian Air Shuttle ASA Pass-Through Trust, 7.50%, 11/10/23 (a)		14,525	15,494,253
Philippines — 0.0%
Rizal Commercial Banking Corp., 4.25%, 1/22/20		400	414,173

4	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)		Value
Portugal — 0.4%
Banco Espirito Santo SA:
2.63%, 5/08/17 (e)(j)	EUR	6,100		$1,860,526
4.75%, 1/15/18 (e)(j)		19,300		5,886,582
4.00%, 1/21/19 (e)(j)		22,800		6,954,097

				14,701,205
Qatar — 0.1%
ABQ Finance Ltd., 3.50%, 2/22/22	USD	3,100		3,108,246
Ezdan Sukuk Co. Ltd., 4.88%, 4/05/22		800		813,840
Qatar Reinsurance Co. Ltd., 4.95% (b)(g)		1,200		1,227,240

				5,149,326
Singapore — 0.1%
Suntec Real Estate Investment Trust, 1.75%, 9/05/21 (i)	SGD	750		539,760
United Overseas Bank Ltd.:
3.50%, 9/16/26 (b)	USD	1,600		1,613,664
2.88%, 3/08/27 (b)		900		880,826

				3,034,250
South Korea — 0.1%
Woori Bank, 4.75%, 4/30/24		2,130		2,200,254
Spain — 1.0%
Bankia SA:
4.00%, 5/22/24 (b)	EUR	14,300		16,209,429
3.38%, 3/15/27 (b)		1,400		1,556,028
BPE Financiaciones SA, 2.00%, 2/03/20		10,500		10,980,153
Grifols SA, 3.20%, 5/01/25		5,800		6,277,258
Santander Issuances SAU, 3.25%, 4/04/26		3,700		4,290,959

				39,313,827
Switzerland — 1.4%
Credit Suisse AG, 5.75%, 9/18/25 (b)		3,970		4,876,074
Credit Suisse Group AG:
3.57%, 1/09/23 (a)	USD	5,000		5,060,110
4.28%, 1/09/28 (a)		5,000		5,078,785
UBS Group Funding Switzerland AG:
3.49%, 5/23/23 (a)		15,000		15,231,450
4.25%, 3/23/28 (a)		25,000		25,756,100

				56,002,519
Thailand — 0.0%
CP Foods Holdings Ltd., 0.50%, 9/22/21 (i)		800		806,000
Turkey — 0.3%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (a)		13,493		12,801,186
United Kingdom — 3.7%
Annington Finance No. 4 PLC, 1.31%, 1/10/23 (b)	GBP	—	(k)	684
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)		2,488		3,722,538
Barclays PLC:
2.63%, 11/11/25 (b)	EUR	1,620		1,804,196
5.20%, 5/12/26	USD	10,000		10,382,110
4.34%, 1/10/28		10,000		10,193,690
Iceland Bondco PLC, 6.75%, 7/15/24	GBP	1,500		2,088,515
ITV PLC, 2.00%, 12/01/23	EUR	12,500		13,931,940
Jerrold Finco PLC, 6.13%, 1/15/24	GBP	3,800		4,961,589
Marks & Spencer PLC, 3.00%, 12/08/23		3,050		4,033,797
New Look Secured Issuer PLC, 6.50%, 7/01/22		11,030		12,500,328
Noble Holding International Ltd., 7.75%, 1/15/24	USD	1,234		1,126,025
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	825		1,113,213
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		5,800		7,775,119

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 9/30/21	GBP	723	$1,025,550
Series A6, 5.94%, 9/30/22		3,105	4,222,415
Punch Taverns Finance PLC:
0.34%, 7/15/21 (b)		624	792,134
Series 2014, 5.84%, 10/15/27 (a)(b)		10,514	13,583,693
Stonegate Pub Co. Financing PLC, 4.88%, 3/15/22		2,950	3,837,470
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (i)	USD	4,800	5,827,680
Tullow Oil PLC:
6.00%, 11/01/20 (a)		2,340	2,275,650
6.25%, 4/15/22		4,300	4,111,574
6.25%, 4/15/22 (a)		1,000	956,180
Unique Pub Finance Co. PLC:
7.40%, 3/28/24	GBP	3,796	5,458,074
5.66%, 6/30/27		7,919	11,344,317
6.46%, 3/30/32		3,995	5,026,604
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24		3,500	4,759,889
Virgin Media Secured Finance PLC, 6.25%, 3/28/29		5,695	8,021,597
Vodafone Group PLC, 0.00%, 11/26/20 (d)(i)		1,900	2,387,059

			147,263,630
United States — 31.6%
21st Century Fox America, Inc., 3.38%, 11/15/26	USD	10,000	9,930,360
Acadia Healthcare Co., Inc., 5.63%, 2/15/23		740	765,708
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (a)		339	374,595
Alere, Inc.:
6.50%, 6/15/20		14,625	14,954,063
6.38%, 7/01/23 (a)		14,530	15,819,537
AMC Networks, Inc., 4.75%, 12/15/22		250	255,000
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		8,135	8,277,363
American Airlines Pass-Through Trust:
Series 2001-1, Class A-1, 6.98%, 5/23/21		9,484	9,744,390
Series 2011-1, Class B, 7.00%, 1/31/18 (a)		2,811	2,902,208
Series 2013-1, Class C, 6.13%, 7/15/18 (a)		12,304	12,750,020
Series 2017-1B, Class B, 4.95%, 2/15/25		8,411	8,579,220
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)		173	177,541
AT&T Inc., 0.00%, 11/27/22 (a)(d)		50,000	41,405,200
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (a)		2,100	1,979,250
Ball Corp., 4.38%, 12/15/23	EUR	1,100	1,338,903
Bank of America Corp.:
4.25%, 10/22/26	USD	10,000	10,195,820
4.18%, 11/25/27		15,000	15,152,505
3.71%, 4/24/28 (b)		10,000	10,013,760
4.24%, 4/24/38 (b)		20,000	20,045,040
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (a)		10,321	10,392,205
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (a)		2,847	2,975,115
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.63%, 1/15/24 (a)		15,200	15,421,023
3.88%, 1/15/27 (a)		15,305	15,530,703
Cablevision Systems Corp.:
7.75%, 4/15/18		5,850	6,120,563
5.88%, 9/15/22		2,300	2,360,375

BLACKROCK FUNDS	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
Calpine Corp., 5.38%, 1/15/23	USD	2,600	$2,561,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/01/24 (a)		2,802	3,001,643
CenturyLink, Inc.:
5.80%, 3/15/22		10,800	11,299,500
6.75%, 12/01/23		1,750	1,874,688
7.50%, 4/01/24		19,600	21,295,596
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45		10,000	11,743,730
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24 (a)		1,453	1,623,553
5.88%, 3/31/25 (a)		1,687	1,796,655
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (a)		5,376	5,544,000
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		11,445	11,645,287
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		7,095	7,352,194
CommScope Technologies LLC, 5.00%, 3/15/27 (a)		783	789,851
CONSOL Energy, Inc., 5.88%, 4/15/22		10,375	10,115,625
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 10/29/24		2,372	2,467,046
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,663,125
Cox Communications, Inc.:
3.25%, 12/15/22 (a)		6,385	6,306,298
2.95%, 6/30/23 (a)		9,529	9,196,381
4.50%, 6/30/43 (a)		5,000	4,375,085
CSC Holdings LLC:
10.13%, 1/15/23 (a)		16,484	19,121,440
5.25%, 6/01/24		1,785	1,806,188
Dell International LLC/EMC Corp., 5.88%, 6/15/21 (a)		10,850	11,501,000
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/23		17,127	17,597,566
Discovery Communications LLC:
3.80%, 3/13/24		10,000	9,986,110
4.90%, 3/11/26		18,415	19,331,091
DISH DBS Corp., 5.13%, 5/01/20		4,225	4,415,125
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		2,555	2,254,787
Dynegy, Inc., 6.75%, 11/01/19		640	649,600
E*TRADE Financial Corp., 4.63%, 9/15/23		301	309,654
Eagle Holding Co. II LLC, 7.63% (7.63% Cash and 8.38% PIK), 5/15/22 (a)(h)		1,355	1,380,406
Enable Midstream Partners LP:
3.90%, 5/15/24		13,300	13,072,224
5.00%, 5/15/44		12,500	11,512,637
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (a)		2,478	2,171,347
Energy Transfer Partners LP:
6.50%, 2/01/42		9,932	10,930,593
5.95%, 10/01/43		5,312	5,595,108
6.13%, 12/15/45		5,275	5,731,272
Envision Healthcare Corp., 5.63%, 7/15/22		4,595	4,740,432
Finisar Corp., 0.50%, 12/15/36 (a)(i)		4,100	3,818,125
First Data Corp., 7.00%, 12/01/23 (a)		9,449	10,131,218
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)(l)		2,990	3,073,720
Ford Motor Co., 5.29%, 12/08/46		10,000	10,118,800
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		3,620	3,601,900
3.10%, 3/15/20		6,255	6,168,994
4.00%, 11/14/21		3,385	3,321,531

Corporate Bonds		Par (000)	Value
United States (continued)
3.55%, 3/01/22	USD	9,350	$8,789,000
5.45%, 3/15/43		2,410	2,054,525
Gartner, Inc., 5.13%, 4/01/25 (a)		511	528,885
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (a)		1,125	1,130,625
General Motors Co., 6.75%, 4/01/46		10,000	11,733,220
Goldman Sachs Group, Inc.:
2.79%, 10/28/27 (b)		15,000	15,461,085
5.15%, 5/22/45		20,000	21,128,780
Gulfport Energy Corp., 6.38%, 5/15/25 (a)		567	564,874
HCA, Inc.:
4.25%, 10/15/19		4,075	4,222,719
7.50%, 2/15/22		610	701,744
5.25%, 4/15/25		3,000	3,224,070
Herc Rentals, Inc.:
7.50%, 6/01/22 (a)		13,908	15,124,950
7.75%, 6/01/24 (a)		6,756	7,372,485
Hertz Corp.:
7.38%, 1/15/21		1,900	1,828,750
5.50%, 10/15/24 (a)		2,400	2,070,000
Hess Corp., 5.80%, 4/01/47		18,902	19,631,882
Informatica LLC, 7.13%, 7/15/23 (a)		14,992	14,748,380
Iron Mountain, Inc., 6.00%, 10/01/20 (a)		660	690,525
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		2,992	3,119,160
KLX, Inc., 5.88%, 12/01/22 (a)		920	967,150
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (a)		1,584	1,625,580
Level 3 Financing, Inc.:
6.13%, 1/15/21		5,308	5,487,145
5.13%, 5/01/23		2,754	2,826,293
5.38%, 1/15/24		1,120	1,164,061
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (a)		7,000	7,262,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		709	707,228
5.75%, 8/01/22 (a)		14,990	14,727,675
5.50%, 4/15/25 (a)		614	558,740
MDC Partners, Inc., 6.50%, 5/01/24 (a)		1,606	1,565,850
Micron Technology, Inc.:
5.25%, 8/01/23 (a)		23,556	24,380,460
7.50%, 9/15/23		13,238	14,826,560
Microsoft Corp., 4.25%, 2/06/47		10,000	10,406,060
Morgan Stanley, 2.37%, 5/08/24 (b)		15,000	15,049,500
Nature’s Bounty Co., 7.63%, 5/15/21 (a)		1,720	1,827,500
Netflix, Inc., 3.63%, 5/15/27	EUR	7,717	8,518,777
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (a)	USD	8,970	8,521,500
Novelis Corp.:
6.25%, 8/15/24 (a)		2,703	2,844,907
5.88%, 9/30/26 (a)		2,060	2,116,650
NRG Energy, Inc.:
6.25%, 7/15/22		7,650	7,793,897
6.63%, 1/15/27		1,908	1,888,920
Oracle Corp., 4.00%, 7/15/46		10,000	9,772,620
PetSmart, Inc., 7.13%, 3/15/23 (a)		4,400	4,020,500
Platform Specialty Products Corp., 6.50%, 2/01/22 (a)		4,000	4,100,000
Post Holdings, Inc., 8.00%, 7/15/25 (a)		1,083	1,231,913
PQ Corp., 6.75%, 11/15/22 (a)		659	715,008
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		16,830	18,386,775
Qorvo, Inc.:
6.75%, 12/01/23		10,450	11,338,250

6	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
7.00%, 12/01/25	USD	11,854	$13,157,940
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/01/23 (a)		1,560	1,575,600
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		1,127	1,198,987
Rite Aid Corp.:
6.75%, 6/15/21		3,400	3,425,500
6.13%, 4/01/23 (a)		15,705	15,547,950
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28 (a)		10,000	10,013,280
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		9,957	10,355,280
5.25%, 11/15/23 (a)		3,156	3,266,460
Scientific Games International, Inc., 7.00%, 1/01/22 (a)		12,375	13,248,923
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 4/01/23 (a)		680	686,800
Southern Co., 4.40%, 7/01/46		5,000	4,974,220
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		7,209	7,884,844
6.00%, 11/15/22		4,200	4,375,875
Sprint Corp., 7.63%, 2/15/25		2,000	2,232,500
Standard Industries, Inc., 5.13%, 2/15/21 (a)		566	592,178
Station Casinos LLC, 7.50%, 3/01/21		680	708,050
Team Health Holdings, Inc., 6.38%, 2/01/25 (a)		4,672	4,561,040
Tenet Healthcare Corp.:
5.00%, 3/01/19		1,812	1,815,407
4.63%, 6/15/20 (b)		6,100	6,130,500
6.00%, 10/01/20		3,227	3,396,417
7.50%, 1/01/22 (a)		404	432,280
Time Warner Cable, Inc., 5.88%, 11/15/40 (l)		15,000	16,276,350
Time Warner, Inc.:
4.65%, 6/01/44		1,179	1,112,733
4.85%, 7/15/45		8,821	8,538,269
Time, Inc., 5.75%, 4/15/22 (a)		3,400	3,468,000
T-Mobile USA, Inc.:
6.00%, 3/01/23		7,092	7,579,575
6.50%, 1/15/24		2,810	3,045,337
6.38%, 3/01/25		6,975	7,622,419
TransDigm, Inc.:
6.00%, 7/15/22		12,820	13,204,600
6.50%, 7/15/24		12,935	13,290,713
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 10/01/19		717	777,228
Series 2012-2, Class B, 6.75%, 6/03/22		2,468	2,659,088
Series 2012-2, Class C, 5.45%, 6/03/18		12,800	13,088,000
Series 2013-1, Class B, 5.38%, 11/15/21		6,123	6,399,923
Ultra Resources, Inc., 6.88%, 4/15/22 (a)		5,050	5,106,813
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 8/15/25		5,220	5,474,032
Series 2014-2, Class B, 4.63%, 9/03/22		7,667	7,858,861
United States Steel Corp., 8.38%, 7/01/21 (a)		1,127	1,241,109
Uniti Group, Inc./CSL Capital LLC, 8.25%, 10/15/23		8,635	9,215,186
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (a)		4,000	4,060,000
Univision Communications, Inc., 5.13%, 2/15/25 (a)		1,369	1,363,866
Valeant Pharmaceuticals International, Inc.:
6.38%, 10/15/20 (a)		6,280	5,392,950
6.50%, 3/15/22 (a)		6,775	6,935,906
7.00%, 3/15/24 (a)		4,799	4,894,980
Verizon Communications, Inc.:
5.25%, 3/16/37		9,010	9,334,603

Corporate Bonds		Par (000)	Value
United States (continued)
4.86%, 8/21/46	USD	19,936	$19,346,213
5.50%, 3/16/47		10,000	10,594,330
4.52%, 9/15/48		7,548	6,943,217
Wayne Merger Sub LLC, 8.25%, 8/01/23 (a)		2,350	2,508,919
Weatherford International Ltd., 9.88%, 2/15/24 (a)		1,391	1,620,515
Wells Fargo & Co., 4.75%, 12/07/46		10,000	10,309,400
Western Digital Corp.:
7.38%, 4/01/23 (a)		20,747	22,717,965
10.50%, 4/01/24		18,621	21,926,227
Western Union Co., 3.60%, 3/15/22		10,000	10,168,120
Williams Cos., Inc.:
8.75%, 3/15/32		12,650	16,381,750
5.75%, 6/24/44		17,350	17,957,250
XPO Logistics, Inc., 6.50%, 6/15/22 (a)		2,834	3,000,497
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		760	810,350
6.38%, 5/15/25		1,609	1,739,731

			1,269,755,326
Total Corporate Bonds — 51.2%			2,053,237,105

Floating Rate Loan Interests (b)		Par (000)	Value
Canada — 0.0%
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.67%, 3/19/21		127	111,072
France — 0.1%
SFR Group SA (Ypso France SAS):
EUR Term Loan B-10 Incremental Term Loan, 3.75%, 1/14/25	EUR	1,810	1,977,359
EUR Term Loan B-10 Incremental Term Loan, 3.75%, 1/14/25		379	413,941
Technicolor SA (FKA Thomson), Euro Term Loan, 3.50%, 12/06/23		2,700	2,957,053
Vivarte, Bond, 4.00% - 7.00%, 10/29/19		107	86,578

			5,434,931
Germany — 0.3%
Solvay Acetow GmbH, Term Loan B, 0.00%, 4/21/23		7,250	7,887,560
Springer SBM Two GmbH, Term Loan, 9.00%, 8/16/21		1,031	1,134,575
Springer Science+Business Media Deutschland GMBH (FKA Blitz 13-253 GmbH), Initial Term B11 Loan, 3.75%, 8/14/20		2,043	2,222,669

			11,244,804
Ireland — 0.2%
Eircom Finco S.à r.l., 2017 Term B Loan, 3.25%, 3/08/24		6,340	6,913,545
Italy — 0.3%
Sit SpA, Medium Term Facility B, 5.50%, 4/30/20		12,000	12,679,462
Luxembourg — 0.3%
Azelis Finance SA (Azelis U.S. Holding, Inc.):
Euro Term Loan (First Lien), 5.00%, 12/16/22		1,402	1,537,871
Euro Term Loan (Second Lien), 9.50%, 12/18/23		5,040	5,490,076
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.89%, 6/30/19	USD	1,196	1,178,926
IVG Immobilien AG, Facility A2 (EUR), 2.00%, 6/02/17	EUR	71	3,885

BLACKROCK FUNDS	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Luxembourg (continued)
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.40%, 1/15/20	USD	2,557	$2,480,533

			10,691,291
Netherlands — 0.3%
Amaya Holdings BV:
Initial 2017 Euro Term Loan (First Lien), 3.75%, 8/01/21	EUR	1,895	2,064,419
Initial Term B-3 Loan (First Lien), 4.65%, 8/01/21	USD	4,607	4,608,140
Ceva Intercompany BV, Dutch BV Term Loan, 6.67%, 3/19/21		736	644,216
MacDermid Agricultural Solutions Holdings BV, Term Loan C, 0.00%, 7/06/23	EUR	2,000	2,182,698

			9,499,473
Spain — 0.0%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.00%, 6/18/20		1,120	1,231,705
Sweden — 0.1%
Unilabs Diagnostics AB, Facility B2, 3.00%, 3/30/24		1,700	1,837,238
Verisure Holding AB (Public), Facility B1C, 3.75%, 10/21/22		2,500	2,736,024

			4,573,262
United Kingdom — 0.6%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1.05%-6.50%, 3/19/21	USD	719	607,702
INEOS Finance PLC, New 2024 Euro Term Loan, 3.25%, 4/01/24	EUR	6,875	7,519,997
INOVYN Finance PLC, Term Loan B, 3.00%, 5/15/24		2,000	2,187,120
Intervias Finco Ltd. (FKA Optima Sub-Finco Ltd.):
Term Facility B2 (EUR), 5.00%, 1/30/23		3,888	4,244,731
Term Facility C2 (EUR), 5.00%, 1/30/23		2,042	2,228,149
R&R Ice Cream PLC, Facility B1, 3.00%, 9/29/23		2,500	2,738,421
Richmond UK Holdco Ltd., Facility B, 4.50%, 3/04/24	GBP	2,830	3,706,001
Virgin Media SFA Finance Ltd., J Facility, 3.76%, 1/31/26		1,325	1,720,863

			24,952,984
United States — 14.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.15%, 12/13/19	USD	894	889,504
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		15,166	15,235,335
AlixPartners LLP, 2017 Refinancing Term Loan, 4.15%, 4/04/24		1,345	1,356,042
Alliant Holdings Intermediate LLC, Initial Term Loan, 4.42%, 8/12/22		2,704	2,710,967
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial Term Loan (First Lien), 4.79%, 7/28/22		4,304	4,317,966
Almonde, Inc. (AKA Misys):
Term Loan, 4.67%, 4/30/24		5,604	5,642,556
Term Loan (Second Lien), 7.25%, 4/30/25		867	858,330
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, 4.00%, 1/31/24		515	517,575
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan, 2.25%, 7/28/25		2,035	2,032,884

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 3.74%, 10/31/23	USD	1,687	$1,697,140
AmWINS Group, Inc., Term Loan (First Lien), 3.75%, 1/25/24		1,007	1,006,498
Ascend Performance Materials Operations LLC, Term B Loan, 6.65%, 8/12/22		169	170,029
Ascent Resources – Marcellus LLC (FKA American Energy – Marcellus LLC), Initial Loan (Second Lien), 8.53%, 8/04/21		9,433	999,845
AssuredPartners, Inc., 2016 Refinancing Term Loan, 5.25%, 10/21/22		1,980	1,990,366
Avolon TLB Borrower 1 (U.S.) LLC, Initial Term B-2 Loan, 3.74%, 3/21/22		3,715	3,769,090
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Term B-1 Dollar Loan, 3.65%, 2/01/23		814	821,710
Term B-1 Euro Loan, 3.00%, 2/01/23	EUR	1,746	1,915,012
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-3 Loan, 3.25%-3.40%, 2/16/24	USD	18,293	18,297,236
Berry Global Group, Inc. (FKA Berry Plastics Corp.), Term I Loan, 3.49%-3.52%, 10/01/22		1,461	1,470,370
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), 4.75%, 2/03/24		1,915	1,906,229
Boyd Gaming Corp., Refinancing Term B Loan, 3.45%, 9/15/23		723	725,979
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Effective Date Incremental Term Loan, 3.74%, 11/07/23		2,539	2,558,542
BWAY Holding Co., Initial Term Loan, 3.25%, 4/03/24		6,694	6,649,753
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		7,863	7,878,197
Calpine Corp., Term Loan, 3.90%, 1/15/24		2,010	2,015,018
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), New Term Loan, 4.50%, 10/03/23		1,144	1,149,399
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		1,683	1,683,796
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 3.75%, 5/20/21		2,965	2,995,812
Cavium, Inc., Term B-1 Loan, 3.24%, 8/16/22		3,758	3,763,038
CBS Radio, Inc.:
Term B Loan, 4.50%, 10/17/23		1,007	1,013,741
Term B-1 Loan, 2.75%, 10/17/23		325	327,168
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.67%, 3/19/21		1,015	888,574
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Closing Date Term Loan, 3.75%, 3/01/24		4,591	4,603,074
Charter Communications Operating LLC (AKA CCO Safari LLC):
Term H-1 Loan, 3.00%, 1/15/22		8,475	8,505,837
Term I-1 Loan, 3.24%, 1/15/24		9,313	9,357,464
Chemours Co., Tranche B-1 Euro Term Loan, 2.25%, 5/12/22	EUR	3,000	3,270,974
Chesapeake Energy Corp., Class A Loan, 8.55%, 8/23/21	USD	7,230	7,806,149
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.79%-4.92%, 6/07/23		1,911	1,933,781
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.25%, 10/10/23		9,330	9,469,899

8	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75% - 3.80%, 12/31/19	USD	4,257	$4,239,687
CityCenter Holdings LLC, Term B Loan, 3.49%, 4/18/24		150	150,333
Continental Building Products, Inc., Replacement Term Loan, 3.65%, 8/18/23		1,626	1,624,178
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), 3.65%, 9/28/23		2,669	2,680,377
CPG International, Inc., Term Loan, 4.90%, 9/30/20		2,665	2,677,137
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.24%, 7/15/25		2,530	2,527,983
Cypress Semiconductor Corp., 2016 Incremental Term Loan, 4.74%, 7/05/21		2,647	2,671,147
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 3.74%, 6/24/21		1,367	1,379,875
Dell International LLC (EMC Corp.), New Term B Loan, 3.50%, 9/07/23		24,129	24,213,835
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.30% - 4.42%, 11/04/21		2,350	2,358,674
Dynegy, Inc., Tranche C-1 Term Loan, 4.25%, 2/07/24		3,602	3,599,180
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.30%, 6/30/17		6,165	6,194,715
Energy Transfer Equity LP, Loan, 3.73%, 2/02/24		15,670	15,703,084
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.15%, 12/01/23		4,010	4,047,042
Equinix, Inc., Term B-2 Loan, 3.25%, 12/22/23	EUR	1,400	1,535,635
ESH Hospitality, Inc., Repriced Term Loan, 3.49%, 8/30/23	USD	1,382	1,387,865
Filtration Group Corp., Term Loan (First Lien), 4.30%, 11/23/20		2,008	2,015,749
First Data Corp.:
2020 Term A Loan, 2.99%, 6/02/20		13,549	13,545,113
2024 New Dollar Term Loan, 3.49%, 3/24/21		8,475	8,474,953
Flex Acquisition Co., Inc. (AKA Novolex), Initial Term Loan, 4.40%, 12/29/23		855	858,745
Gates Global LLC, Initial B-1 Dollar Term Loan, 4.41%, 4/01/24		4,828	4,849,841
Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Initial Term Loan, 3.49%, 2/15/24		1,957	1,964,737
Gol Luxco SA, Term Loan, 6.50%, 8/31/20		19,925	20,398,219
Grifols Worldwide Operations Ltd., Tranche B Term Loan, 3.20%, 1/31/25		4,100	4,108,692
Harbor Freight Tools USA, Inc., Initial Loan (2016), 4.24%, 8/18/23		1,546	1,540,915
HD Supply, Inc., Term B-1 Loan, 3.90%, 8/13/21		1,461	1,470,741
Hostess Brands LLC, 2016 Refinancing Term B Loan (First Lien), 4.00%, 8/03/22		1,786	1,801,001
Informatica Corp., Dollar Term Loan, 4.65%, 8/05/22		12,871	12,813,784
inVentiv Group Holdings, Inc., Initial Term Loan, 4.80%, 11/09/23		8,176	8,217,960
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25% - 4.40%, 8/18/22		4,594	4,617,211
JBS USA Lux SA (FKA JBS USA LLC), Initial Term Loan, 3.48%, 10/30/22		1,445	1,450,939
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.50%, 3/09/23		950	957,528

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 2.99%, 6/16/23	USD	9,925	$9,974,751
Kronos, Inc., Initial Term Loan (First Lien), 5.04% - 5.17%, 11/01/23		2,180	2,186,076
Las Vegas Sands LLC, Refinancing Term Loan (2017), 2.99%, 3/29/24		5,225	5,229,242
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.24%, 2/22/24		6,250	6,267,875
Lions Gate Entertainment Corp., Term B Loan, 3.98%, 12/08/23		10,000	10,050,000
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.40%, 4/13/20		2,288	2,294,246
MacDermid European Holdings BV (MacDermid Funding LLC), Euro Tranche C-4 Term Loan, 4.25%, 6/07/20	EUR	2,577	2,814,595
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-5 Term Loan, 4.50%, 6/07/20	USD	1,016	1,020,957
Tranche B-6 Term Loan, 4.00%, 6/07/23		872	874,916
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.49%, 4/25/23		3,165	3,170,203
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.75%, 1/30/23		8,591	8,572,048
Micron Technology, Inc., Term Loan, 3.50%, 4/26/22		11,716	11,787,562
Microsemi Corp., Closing Date Term B Loan, 3.24%, 1/15/23		5,943	5,965,824
Mission Broadcasting, Inc., Term B Loan, 3.99%, 1/17/24		259	261,688
MPH Acquisition Holdings LLC, Initial Term Loan, 4.90%, 6/07/23		1,601	1,621,039
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		1,980	1,979,592
Nexstar Broadcasting, Inc., Term B Loan, 3.99%, 1/17/24		2,676	2,699,222
Northwest Airlines, Inc.:
Loan B757-200, 2.46%, 9/10/18		139	135,932
Loan B757-200, 2.65%, 9/10/18		138	135,051
Loan B757-300, 2.65%, 9/10/18		137	134,069
ON Semiconductor Corp., 2017 New Replacement Term Loan, 3.24%, 3/31/23		8,148	8,182,232
Optiv, Inc., Initial Term Loan (First Lien), 4.25%, 2/01/24		2,801	2,796,322
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		3,647	3,627,145
Patheon Holdings I BV (FKA DPX Holdings BV), Tranche B Dollar Term Loan, 4.41%, 4/22/24		3,217	3,222,551
PetCo Animal Supplies, Inc., Term Loan, 4.17%, 1/26/23		2,453	2,215,916
Pinnacle Foods Finance LLC, Initial Term Loan, 2.98%, 2/02/24		1,880	1,890,855
PQ Corp., First Amendment Tranche B-1 Term Loan, 5.25%, 11/04/22		645	652,623
Prestige Brands, Inc., Term B-4 Loan, 3.74%, 1/26/24		1,462	1,475,577
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), 2016-2 Refinancing Term B-1 Loan (First Lien), 4.25%, 5/02/22		9,284	9,375,762
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.24%, 11/15/23		204	204,131
Quintiles IMS, Inc., Term B-1 Dollar Loan, 3.10% - 3.17%, 3/07/24		5,925	5,981,292
Rackspace Hosting, Inc., Term B Loan (First Lien), 4.53%, 11/03/23		1,486	1,496,501
Radiate Holdco LLC (AKA RCN Grande), Closing Date Term Loan, 3.99%, 2/01/24		745	747,198

BLACKROCK FUNDS	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
RBS Global, Inc. (Rexnord LLC), Term B Loan Refinancing (First Lien), 3.75% - 3.90%, 8/21/23	USD	1,974	$1,980,182
Revlon Consumer Products Corp., Initial Term B Loan, 4.49%, 9/07/23		1,408	1,409,347
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	360,562
RP Crown Parent LLC, Initial Term Loan, 4.50%, 10/12/23		5,277	5,315,243
RPI Finance Trust, Initial Term Loan B-6, 2.00%, 3/27/23		695	697,175
Sabre GLBL, Inc. (FKA Sabre, Inc.), 2017 Incremental Term Loan, 3.74%, 2/22/24		8,379	8,459,271
Serta Simmons Bedding LLC, Initial Term Loan (First Lien), 4.54%, 11/08/23		2,564	2,570,394
ServiceMaster Co. LLC, Tranche C Term Loan, 3.49%, 11/08/23		3,731	3,770,307
Signode Industrial Group LUX SA (Signode Industrial Group U.S., Inc.), Initial Term B Loan, 3.75% - 3.90%, 5/01/21		664	666,281
SolarWinds Holdings, Inc., 2017 Refinancing Term Loan, 4.50%, 2/03/23		14,664	14,733,588
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 4.25%, 3/03/23		544	547,318
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 2.99% - 3.17%, 6/23/22		2,492	2,505,612
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25% - 4.28%, 11/14/19		2,937	2,939,106
Sprint Communications, Inc., Initial Term Loan, 3.50%, 2/02/24		12,481	12,488,863
Station Casinos LLC, Term B Facility Loan, 3.50%, 6/08/23		1,279	1,278,245
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20		2,169	2,179,971
Telenet Financing USD LLC:
Term Loan AF Facility, 3.97%, 1/31/25		2,130	2,133,003
Term Loan AI, 2.75%, 6/02/25		2,135	2,140,338
Tempo Acquisition LLC, Term Loan B, 3.00%, 4/19/24		1,470	1,468,898
TKC Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 2/01/23		1,035	1,045,350
TransDigm, Inc., Tranche F Term Loan, 3.99%, 6/09/23		13,466	13,446,813
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 3.74%, 6/27/23		3,930	3,964,135
U.S.I., Inc., Term Loan, 3.00%, 4/05/24		465	462,968
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3.75%, 3/15/24		6,408	6,362,599
UPC Financing Partnership, Facility AO, 3.00%, 1/15/26	EUR	2,500	2,724,396
Veritas U.S., Inc.:
Initial Dollar Term B-1 Loan, 6.77%, 1/27/23	USD	18,334	18,226,817
Initial Euro Term B-1 Loan, 6.63%, 1/27/23	EUR	3,759	4,097,446
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.), Term B Loan, 5.00% - 5.04%, 11/30/23	USD	2,187	2,199,690
VF Holding Corp., Term B-1 Loan (First Lien), 4.25%, 6/30/23		935	937,788
Virgin Media Bristol LLC, I Facility, 3.74%, 1/31/25		290	291,021
Vistra Operations Co. LLC (FKA Tex Operations Co. LLC):
Initial Term C Loan, 3.74%, 8/04/23		350	349,153
Initial Term Loan, 3.74% - 3.79%, 8/04/23		1,529	1,525,565
WESCO Distribution, Inc., Tranche B-1 Loan, 3.99%, 12/12/19		93	93,906

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Western Digital Corp., U.S. Term B-2 Loan, 3.74%, 4/29/23	USD	8,101	$8,168,763
WEX, Inc., Term B Loan, 4.49%, 6/30/23		2,139	2,159,563
Wilsonart LLC, Tranche C Term Loan, 4.65%, 12/19/23		2,539	2,553,942
Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 3.50%, 1/19/24		4,976	5,007,538
Ziggo Secured Finance Partnership, Term Loan E Facility, 3.49%, 4/15/25		2,115	2,115,106

			572,697,010
Total Floating Rate Loan Interests — 16.5%			660,029,539

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.3%
Petrobras Global Finance BV:
4.75%, 1/14/25	EUR	5,760	6,557,561
8.75%, 5/23/26	USD	2,800	3,264,800
6.63%, 1/16/34	GBP	1,200	1,517,192

			11,339,553
China — 1.1%
Avi Funding Co. Ltd., 2.85%, 9/16/20	USD	1,100	1,100,140
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		1,700	1,703,250
3.50%, 9/30/21		1,700	1,701,202
CCCI Treasure Ltd., 3.50% (b)(g)		2,700	2,714,769
CDBI Treasure I Ltd., 2.25%, 8/02/21		800	777,014
Chang Development International Ltd., 3.63%, 1/20/20		3,000	2,978,025
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		2,970	2,986,011
China Cinda Finance 2017 I Ltd., 4.40%, 3/09/27		1,300	1,306,962
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43		680	808,064
Chinalco Capital Holdings Ltd., 4.25%, 4/21/22		1,800	1,813,498
CITIC Ltd., 6.80%, 1/17/23		2,000	2,357,038
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		1,950	2,028,747
HeSteel Hong Kong Co. Ltd., 4.25%, 4/07/20		1,700	1,680,754
Huarong Finance 2017 Co. Ltd.:
3.02%, 4/27/22 (b)		2,200	2,229,150
4.75%, 4/27/27		2,100	2,113,560
Huarong Finance II Co. Ltd.:
4.63%, 6/03/26		772	775,747
4.88%, 11/22/26		467	478,125
ICBCIL Finance Co. Ltd., 3.38%, 4/05/22		3,215	3,214,479
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 2.50%, 6/16/21		2,000	1,974,018
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		600	580,252
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		1,900	2,014,547
Rongshi International Finance Ltd.:
2.88%, 5/04/22		1,435	1,434,483
3.63%, 5/04/27		1,805	1,811,191
Shanhai Hong Kong International Investments Ltd., 3.88%, 4/20/20		925	928,469
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 4/12/47		1,400	1,387,956
SPIC U.S. Dollar Bond Co. Ltd., 3.88%, 12/06/26		775	795,532
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		1,000	1,011,116

10	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Foreign Agency Obligations		Par (000)	Value
China (continued)
Tewoo Group Finance No. 3 Ltd., 4.63%, 4/06/20	USD	835	$849,082

			45,553,181
France — 0.7%
Electricite de France SA, 3.63%, 10/13/25		12,305	12,567,355
NEW Areva Holding SA, 4.88%, 9/23/24	EUR	14,050	15,946,066

			28,513,421
Hong Kong — 0.0%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	1,150	1,116,965
India — 0.2%
BPRL International Singapore Pte. Ltd., 4.38%, 1/18/27		2,725	2,814,304
Greenko Investment Co., 4.88%, 8/16/23		1,414	1,392,725
NTPC Ltd., 5.63%, 7/14/21		1,100	1,212,970
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 7/27/26		900	885,926

			6,305,925
Indonesia — 0.2%
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 4/06/24		320	322,812
Pertamina Persero PT:
5.63%, 5/20/43		2,255	2,321,473
6.45%, 5/30/44		2,460	2,775,013
Perusahaan Gas Negara Persero Tbk, 5.13%, 5/16/24		983	1,046,970

			6,466,268
Mongolia — 0.1%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		2,214	2,383,878
South Korea — 0.0%
Korea National Oil Corp., 3.38%, 3/27/27		1,423	1,428,196
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 1/12/23		1,300	1,312,930
DP World Crescent Ltd., 3.91%, 5/31/23		200	203,300

			1,516,230
Venezuela — 0.1%
Petroleos de Venezuela SA, 6.00%, 11/15/26		4,200	1,602,300
Total Foreign Agency Obligations — 2.7%			106,225,917

Foreign Government Obligations		Par (000)	Value
Argentina — 0.1%
Republic of Argentina, 6.88%, 4/22/21		4,705	5,147,270
Belarus — 0.0%
Republic of Belarus, 8.95%, 1/26/18		1,400	1,449,767
Brazil — 0.4%
Federal Republic of Brazil, 2.88%, 4/01/21	EUR	15,300	17,457,953
Croatia — 0.2%
Republic of Croatia, 3.88%, 5/30/22		6,000	7,118,146
France — 0.6%
Republic of France, 0.25%, 11/25/26		21,560	22,357,186

Foreign Government Obligations		Par (000)	Value
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24	USD	4,500	$5,048,550
Indonesia — 0.3%
Republic of Indonesia:
2.88%, 7/08/21	EUR	6,200	7,202,784
3.70%, 1/08/22	USD	1,150	1,180,039
5.88%, 1/15/24		950	1,082,694
4.15%, 3/29/27		3,025	3,081,719

			12,547,236
Italy — 1.2%
Buoni Poliennali Del Tesoro:
1.25%, 12/01/26	EUR	9,200	9,289,362
2.20%, 6/01/27		37,100	40,195,479

			49,484,841
Ivory Coast — 0.0%
Republic of Ivory Coast, 5.75%, 12/31/32 (m)	USD	1,470	1,409,730
Kuwait — 0.1%
State of Kuwait, 2.75%, 3/20/22		1,452	1,465,068
Mongolia — 0.0%
Government of Mongolia:
7.50%, 6/30/18	CNH	4,000	572,714
10.88%, 4/06/21	USD	425	494,080
5.13%, 12/05/22		356	339,995

			1,406,789
Portugal — 0.3%
Republic of Portugal, 5.13%, 10/15/24		12,875	12,567,931
Russia — 0.2%
Russian Federation, 5.00%, 4/29/20		8,500	9,083,814
Serbia — 0.4%
Republic of Serbia:
5.88%, 12/03/18		7,400	7,785,066
4.88%, 2/25/20		5,700	5,942,250

			13,727,316
Sri Lanka — 0.2%
Republic of Sri Lanka:
6.25%, 7/27/21		211	223,668
5.75%, 1/18/22		1,200	1,240,606
6.13%, 6/03/25		1,800	1,833,403
6.85%, 11/03/25		1,300	1,368,363
6.83%, 7/18/26		1,879	1,973,127

			6,639,167
Ukraine — 0.1%
Ukraine Government, 7.75%, 9/01/21		2,600	2,591,992
Venezuela — 0.0%
Bolivarian Republic of Venezuela, 11.75%, 10/21/26		1,500	868,050
Total Foreign Government Obligations — 4.2%			170,370,806

BLACKROCK FUNDS	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Investment Companies		Shares	Value
SPDR Dow Jones Industrial Average ETF Trust		15,000	$3,136,200
iShares 20+ Year Treasury Bond ETF		45,000	5,505,750
Total Investment Companies — 0.2%			8,641,950

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.1%
United Kingdom — 0.1%
Paragon Mortgages No. 13 PLC, Series 2006-13X, Class A2C, 1.34%, 1/15/39 (b)	USD	5,250	4,988,888
Commercial Mortgage-Backed Securities — 1.4%
United States — 1.4%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ, 5.48%, 6/10/49 (b)		3,417	3,436,351
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 5.24%, 12/15/27 (a)(b)		4,179	4,206,695
Commercial Mortgage Trust:
Series 2014-PAT, Class E, 4.06%, 8/13/27 (a)(b)		1,000	1,004,386
Series 2014-PAT, Class F, 3.35%, 8/13/27 (a)(b)		2,000	1,954,849
Series 2014-PAT, Class G, 2.51%, 8/13/27 (a)(b)		2,000	1,871,800
Core Industrial Trust:
Series 2015-CALW, Class F, 3.98%, 2/10/34 (a)(b)		4,620	4,632,737
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		5,640	5,495,588
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 4/15/37		204	196,147
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		8,740	8,714,060
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		4,620	4,538,404
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		8,545	8,260,615
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		2,545	2,535,000
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class B, 6.06%, 6/15/38 (b)		1,905	1,908,099
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.59%, 9/15/28 (a)(b)		5,533	5,636,858
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class D, 3.85%, 11/15/48		2,585	1,918,953

			56,310,542
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.76%, 5/10/58 (b)		21,267	2,478,532
Total Non-Agency Mortgage-Backed Securities — 1.6%			63,777,962

Preferred Securities		Par (000)	Value
Capital Trusts
Australia — 0.4%
Macquarie Bank Ltd.:
6.13% (a)(b)(g)	USD	15,000	$15,270,000
6.13% (b)(g)		750	763,500

			16,033,500
Austria — 0.1%
Erste Group Bank AG, 6.50% (b)(g)	EUR	3,400	3,925,840
Belgium — 0.0%
Ethias SA, 5.00%, 1/14/26		2,100	2,334,195
China — 0.2%
Chalieco Hong Kong Corp. Ltd., 5.70% (b)(g)	USD	841	867,372
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)		2,800	2,802,797
Huarong Finance 2017 Co. Ltd., 4.50% (b)(g)		1,993	2,015,196
Huarong Finance II Co. Ltd., 2.88% (b)(g)		1,500	1,424,921
Yancoal International Resources Development Co. Ltd., 5.75% (b)(g)		980	997,150

			8,107,436
France — 0.2%
Credit Agricole SA, 6.50% (b)(g)	EUR	2,700	3,146,990
Orange SA, 5.25% (b)(g)		3,565	4,397,048

			7,544,038
Germany — 0.2%
HSH Nordbank AG, 7.25% (b)(g)	USD	23,784	6,438,139
Hong Kong — 0.1%
Bank of East Asia Ltd., 5.50% (b)(g)		1,062	1,070,036
Industrial & Commercial Bank of China Asia Ltd., 4.25% (b)(g)		1,400	1,381,684

			2,451,720
Ireland — 0.4%
Allied Irish Banks PLC, 7.38% (b)(g)	EUR	4,300	5,047,003
Bank of Ireland, 7.38% (b)(g)		7,900	9,383,687

			14,430,690
Italy — 0.3%
Intesa Sanpaolo SpA, 7.00% (b)(g)		6,644	7,463,481
UniCredit SpA:
6.75% (b)(g)		3,000	3,235,224
9.25% (b)(g)		1,334	1,610,792

			12,309,497
Netherlands — 0.1%
Cooperatieve Rabobank UA, 6.63% (b)(g)		3,400	4,102,059
Philippines — 0.0%
Royal Capital BV, 4.88% (b)(g)	USD	354	347,458
South Korea — 0.0%
Shinsegae Co. Ltd., 2.63%, 5/08/45 (b)		900	884,925
Woori Bank, 4.50% (b)(g)		940	921,308

			1,806,233
Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA, 8.88% (b)(g)	EUR	2,200	2,722,414

12	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Preferred Securities		Par (000)	Value
Spain (continued)
Banco Popular Espanol SA:
8.25% (b)(g)	EUR	3,200	$2,865,081
11.50% (b)(g)		5,600	5,627,938
Banco Santander SA:
6.25% (b)(g)		11,200	12,337,056
6.75% (b)(g)		14,600	16,718,862
Telefonica Europe BV:
3.75% (b)(g)		2,000	2,239,385
5.88% (b)(g)		1,500	1,831,427

			44,342,163
Switzerland — 0.3%
ELM BV for Helvetia Schweizerische Versich- erungsgesellschaft AG, 3.38%, 9/29/47 (b)		2,050	2,325,181
UBS Group AG:
5.75% (b)(g)		1,700	2,022,956
6.88% (b)(g)	USD	4,325	4,595,485
7.00% (b)(g)		2,000	2,200,500

			11,144,122
United Kingdom — 0.2%
HBOS Capital Funding LP, 6.85% (b)(g)		4,341	4,410,708
National Westminster Bank PLC, 1.31% (b)(g)		5,600	4,533,217

			8,943,925
United States — 2.5%
Bank of New York Mellon Corp., 4.63% (b)(g)		5,719	5,633,215
JPMorgan Chase Capital XXIII, 2.18%, 5/15/47 (b)(l)		50,000	43,156,000
State Street Corp., 2.13%, 6/15/37 (b)		20,000	17,575,000
SunTrust Banks, Inc., 5.05% (b)(g)		15,000	15,000,000
Viacom, Inc.:
5.88%, 2/28/57 (b)		8,270	8,538,775
6.25%, 2/28/57 (b)		10,000	10,262,500

			100,165,490
Total Capital Trusts — 6.1%			244,426,505

Preferred Stocks		Shares	Value
Luxembourg — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (e)		11,824	334,877
Novartex Holding Luxembourg SCA Equity, 0.00% (e)		94	—
Total Preferred Stocks — 0.0%			334,877
Total Preferred Securities — 6.1%			244,761,382

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.88%, 11/15/46	USD	10,190	10,018,400
U.S. Treasury Notes:
1.25%, 3/31/19 (l)		33,348	33,340,192
2.25%, 2/15/27		18,345	18,291,249
Total U.S. Treasury Obligations — 1.5%			61,649,841
Total Long-Term Investments (Cost — $3,765,900,167) — 93.5%			3,750,694,834

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 20.6%(n)
Amherst Pierpont Securities LLC, 0.40%, Open (o) (Purchased on 4/26/17 to be repurchased at $9,700,323, collateralized by Express Scripts Holding Co., 4.80% due at 7/15/46, par and fair value of USD 10,000,000 and $9,720,880, respectively)	USD	9,700	$9,700,000
Amherst Pierpont Securities LLC, 0.50%, Open (o) (Purchased on 2/13/17 to be repurchased at $6,913,119, collateralized by Mylan NV, 3.95% due at 6/15/26, par and fair value of USD 7,083,000 and $7,005,824, respectively)		6,906	6,905,925
Amherst Pierpont Securities LLC, 0.50%, Open (o) (Purchased on 4/06/17 to be repurchased at $27,007,875, collateralized by Anheuser-Busch InBev Finance, Inc., 4.90% due at 2/01/46, par and fair value of USD 25,000,000 and $27,311,325, respectively)		27,000	27,000,000
Amherst Pierpont Securities LLC, 0.90%, 5/01/17 (Purchased on 4/28/17 to be repurchased at $37,872,240, collateralized by U.S. Treasury Notes, 2.25% due at 2/15/27, par and fair value of USD 37,869,400 and $37,758,443, respectively)		37,869	37,869,400
Amherst Pierpont Securities LLC, 0.90%, 5/01/17 (Purchased on 4/28/17 to be repurchased at $40,153,011, collateralized by U.S. Treasury Notes, 2.13% due at 3/31/24, par and fair value of USD 40,000,000 and $40,081,240, respectively)		40,150	40,150,000
Barclays Bank PLC, (2.75)%, Open (o) (Purchased on 1/26/17 to be repurchased at $2,694,886, collateralized by Bank of Communications Co. Ltd., 5.00% (g), par and fair value of USD 2,600,000 and $2,667,600, respectively)		2,714	2,713,750
Barclays Bank PLC, (0.70)%, Open (o) (Purchased on 2/06/17 to be repurchased at EUR 9,634,589, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 7,600,000 and $10,504,280, respectively)	EUR	9,650	10,511,726
Barclays Capital, Inc., 0.15%, Open (o) (Purchased on 3/20/17 to be repurchased at $8,659,919, collateralized by Citigroup, Inc., 6.13% (g), par and fair value of USD 8,092,000 and $8,622,431, respectively)	USD	8,658	8,658,440
Barclays Capital, Inc., 0.50%, Open (o) (Purchased on 3/20/17 to be repurchased at $14,858,456, collateralized by Exxon Mobil Corp., 3.04% due at 3/01/26, par and fair value of USD 15,000,000 and $15,151,590, respectively)		14,850	14,850,000
Barclays Capital, Inc., 0.50%, Open (o) (Purchased on 3/20/17 to be repurchased at $15,196,148, collateralized by Exxon Mobil Corp., 4.11% due at 3/01/46, par and fair value of USD 15,000,000 and $15,676,065, respectively)		15,188	15,187,500

BLACKROCK FUNDS	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(n)
Barclays Capital, Inc., 0.50%, Open (o) (Purchased on 3/20/17 to be repurchased at $29,529,306, collateralized by JPMorgan Chase & Co., 2.30% due at 8/15/21, par and fair value of USD 30,000,000 and $29,807,700, respectively)	USD	29,513	$29,512,500
Barclays Capital, Inc., 0.50%, Open (o) (Purchased on 3/20/17 to be repurchased at $5,718,015, collateralized by CVS Health Corp., 5.13% due at 7/20/45, par and fair value of USD 5,261,000 and $5,879,504, respectively)		5,715	5,714,761
Barclays Capital, Inc., 0.50%, Open (o) (Purchased on 3/20/17 to be repurchased at $6,412,024, collateralized by Macy’s Retail Holdings, Inc., 2.88% due at 2/15/23, par and fair value of USD 6,900,000 and $6,468,391, respectively)		6,408	6,408,375
Barclays Capital, Inc., 0.50%, Open (o) (Purchased on 3/20/17 to be repurchased at $8,650,523, collateralized by Seagate HDD, 4.75% due at 6/01/23, par and fair value of USD 8,560,000 and $8,651,678, respectively)		8,646	8,645,600
Barclays Capital, Inc., 0.50%, Open (o) (Purchased on 3/28/17 to be repurchased at $923,723, collateralized by Tenet Healthcare Corp., 8.13% due at 4/01/22, par and fair value of USD 850,000 and $862,750, respectively)		923	923,313
Barclays Capital, Inc., 0.90%, 5/01/17 (Purchased on 4/28/17 to be repurchased at $10,050,816, collateralized by U.S. Treasury Notes, 1.50% due at 4/15/20, par and fair value of USD 10,025,000 and $10,039,486, respectively)		10,050	10,050,063
Citigroup Global Markets Limited, (0.10)%, Open (o) (Purchased on 2/24/17 to be repurchased at $1,838,966, collateralized by Barclays Bank PLC, 7.63% due at 11/21/22, par and fair value of USD 1,593,000 and $1,744,335, respectively)		1,839	1,839,278
Citigroup Global Markets, Inc., (0.05)%, Open (o) (Purchased on 12/12/16 to be repurchased at $7,157,043, collateralized by Citigroup, Inc., 6.13% (g), par and fair value of USD 6,908,000 and $7,360,819, respectively)		7,158	7,158,415
Citigroup Global Markets, Inc., 0.00%, Open (o) (Purchased on 3/14/17 to be repurchased at $1,540,625, collateralized by Sanchez Energy Corp., 6.13% due at 1/15/23, par and fair value of USD 1,700,000 and $1,563,983, respectively)		1,541	1,540,625
Citigroup Global Markets, Inc., 0.00%, Open (o) (Purchased on 3/22/17 to be repurchased at $3,463,063, collateralized by Ally Financial, Inc., 5.13% due at 9/30/24, par and fair value of USD 3,350,000 and $3,421,188, respectively)		3,463	3,463,063
Citigroup Global Markets, Inc., 0.00%, Open (o) (Purchased on 4/28/17 to be repurchased at $10,012,500, collateralized by Zimmer Biomet Holdings, Inc., 3.55% due at 4/01/25, par and fair value of USD 10,000,000 and $9,965,750, respectively)		10,013	10,012,500

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(n)
Citigroup Global Markets, Inc., 0.30%, Open (o) (Purchased on 3/10/17 to be repurchased at $10,674,268, collateralized by Anadarko Petroleum Corp., 6.60% due at 3/15/46, par and fair value of USD 8,800,000 and $10,840,456, respectively)	USD	10,670	$10,670,000
Citigroup Global Markets, Inc., 0.35%, Open (o) (Purchased on 3/15/17 to be repurchased at $2,538,610, collateralized by Level 3 Financing, Inc., 5.38% due at 5/01/25, par and fair value of USD 2,500,000 and $2,606,250, respectively)		2,538	2,537,500
Citigroup Global Markets, Inc., 0.50%, Open (o) (Purchased on 2/07/17 to be repurchased at $444,060, collateralized by Kennametal, Inc., 3.88% due at 2/15/22, par and fair value of USD 437,000 and $437,725, respectively)		444	443,555
Citigroup Global Markets, Inc., 0.50%, Open (o) (Purchased on 3/13/17 to be repurchased at $6,126,903, collateralized by Plains All American Pipeline LP/PAA Finance Corp., 4.50% due at 12/15/26, par and fair value of USD 6,025,000 and $6,245,551, respectively)		6,123	6,122,906
Citigroup Global Markets, Inc., 0.55%, Open (o) (Purchased on 11/14/16 to be repurchased at $18,027,183, collateralized by CVS Health Corp., 5.13% due at 7/20/45, par and fair value of USD 14,739,000 and $16,471,774, respectively)		17,982	17,981,580
Citigroup Global Markets, Inc., 0.60%, Open (o) (Purchased on 10/06/16 to be repurchased at $16,047,596, collateralized by Morgan Stanley, 3.88% due at 1/27/26, par and fair value of USD 15,000,000 and $15,335,595, respectively)		15,994	15,993,750
Citigroup Global Markets, Inc., 0.60%, Open (o) (Purchased on 3/03/17 to be repurchased at $10,484,602, collateralized by Mylan NV, 5.25% due at 6/15/46, par and fair value of USD 10,000,000 and $10,267,590, respectively)		10,475	10,475,000
Citigroup Global Markets, Inc., 0.60%, Open (o) (Purchased on 3/23/17 to be repurchased at $4,001,533, collateralized by Infor U.S., Inc., 6.50% due at 5/15/22, par and fair value of USD 4,300,000 and $4,472,000, respectively)		3,999	3,999,000
Citigroup Global Markets, Inc., 0.60%, Open (o) (Purchased on 4/03/17 to be repurchased at $23,786,553, collateralized by Ford Motor Credit Co. LLC, 4.39% due at 1/08/26, par and fair value of USD 23,000,000 and $23,692,484, respectively)		23,776	23,776,250
Citigroup Global Markets, Inc., 0.60%, Open (o) (Purchased on 4/19/17 to be repurchased at $20,403,400, collateralized by Williams Partners LP, 5.10% due at 9/15/45, par and fair value of USD 20,000,000 and $20,399,240, respectively)		20,400	20,400,000

14	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(n)
Credit Suisse Securities (USA) LLC, 0.00%, Open (o) (Purchased on 1/20/17 to be repurchased at $24,250,000, collateralized by Philip Morris International, Inc., 2.75% due at 2/25/26, par and fair value of USD 25,000,000 and $24,328,250, respectively)	USD	24,250	$24,250,000
Credit Suisse Securities (USA) LLC, 0.91%, Open (o) (Purchased on 4/21/17 to be repurchased at $25,195,473, collateralized by U.S. Treasury Notes, 1.50% due at 4/15/20, par and fair value of USD 25,095,000 and $25,131,262, respectively)		25,189	25,189,106
Deutsche Bank AG, (0.70)%, Open (o) (Purchased on 4/11/17 to be repurchased at EUR 15,885,288, collateralized by Republic of France, 3.00% due at 4/25/22, par and fair value of EUR 13,500,000 and $17,011,394, respectively)	EUR	15,891	17,309,917
Deutsche Bank AG, (0.60)%, Open (o) (Purchased on 1/31/17 to be repurchased at EUR 9,846,824, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 7,600,000 and $10,504,279, respectively)		9,861	10,741,909
Deutsche Bank Securities, Inc., 0.25%, Open (o) (Purchased on 1/11/17 to be repurchased at $14,523,586, collateralized by Morgan Stanley, 3.13% due at 7/27/26, par and fair value of USD 15,000,000 and $14,473,335, respectively)	USD	14,513	14,512,500
Deutsche Bank Securities, Inc., 0.25%, Open (o) (Purchased on 1/13/17 to be repurchased at $24,142,256, collateralized by AbbVie, Inc., 4.45% due at 5/14/46, par and fair value of USD 25,000,000 and $24,368,725, respectively)		24,125	24,125,000
J.P. Morgan Securities LLC, 0.65%, 5/01/17 (Purchased on 4/28/17 to be repurchased at $16,176,307, collateralized by U.S. Treasury Notes, 1.88% due at 3/31/22, par and fair value of USD 16,115,000 and $16,155,916, respectively)		16,175	16,175,431
J.P. Morgan Securities LLC, 0.84%, Open (o) (Purchased on 4/27/17 to be repurchased at $31,887,488, collateralized by U.S. Treasury Notes, 2.13% due at 3/31/24, par and fair value of USD 31,805,000 and $31,869,596, respectively)		31,885	31,884,513
J.P. Morgan Securities PLC, (2.00)%, Open (o) (Purchased on 4/18/17 to be repurchased at EUR 3,280,608, collateralized by NEW Areva Holding SA, 4.38% due at 11/06/19, par and fair value of EUR 3,000,000 and $3,392,410, respectively)	EUR	3,283	3,575,953

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(n)
J.P. Morgan Securities PLC, (1.40)%, Open (o) (Purchased on 4/20/17 to be repurchased at EUR 47,760,134, collateralized by Buoni Poliennali Del Tesoro, 0.65% due at 11/01/20, par and fair value of EUR 46,600,000 and $51,162,437, respectively)	EUR	47,773	$52,039,323
J.P. Morgan Securities PLC, (1.30)%, Open (o) (Purchased on 4/18/17 to be repurchased at EUR 1,567,425, collateralized by Jaguar Land Rover Automotive PLC, 2.20% due at 1/15/24, par and fair value of EUR 1,500,000 and $1,632,154, respectively)		1,568	1,708,138
J.P. Morgan Securities PLC, (1.10)%, Open (o) (Purchased on 4/18/17 to be repurchased at EUR 789,424, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 700,000 and $808,374, respectively)		790	860,236
J.P. Morgan Securities PLC, (0.90)%, Open (o) (Purchased on 4/24/17 to be repurchased at EUR 25,321,647, collateralized by Republic of France, 3.00% due at 4/25/22, par and fair value of EUR 21,950,000 and $27,659,267, respectively)		25,325	27,586,341
J.P. Morgan Securities PLC, (0.25)%, Open (o) (Purchased on 4/10/17 to be repurchased at $2,930,823, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (g), par and fair value of USD 2,600,000 and $2,733,913, respectively)	USD	2,931	2,931,210
J.P. Morgan Securities PLC, (0.25)%, Open (o) (Purchased on 4/10/17 to be repurchased at $2,995,076, collateralized by Republic of Ecuador, 7.95% due at 6/20/24, par and fair value of USD 3,000,000 and $2,865,000, respectively)		2,995	2,995,471
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.15%, Open (o) (Purchased on 3/23/17 to be repurchased at $12,211,984, collateralized by Novartis Capital Corp., 4.00% due at 11/20/45, par and fair value of USD 12,000,000 and $12,192,264, respectively)		12,210	12,210,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, Open (o) (Purchased on 3/23/17 to be repurchased at $11,433,715, collateralized by Merck & Co., Inc., 3.70% due at 2/10/45, par and fair value of USD 12,000,000 and $11,595,984, respectively)		11,430	11,430,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.84%, 5/01/17 (Purchased on 4/28/17 to be repurchased at $3,834,820, collateralized by U.S. Treasury Bonds, 2.88% due at 11/15/46, par and fair value of USD 3,868,400 and $3,803,256, respectively)		3,835	3,834,551

BLACKROCK FUNDS	APRIL 30, 2017	15

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(n)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.92%, 5/01/17	USD	10,246	$10,246,450
(Purchased on 4/28/17 to be repurchased at $10,247,236, collateralized by U.S. Treasury Bonds, 3.00% due at 2/15/47, par and fair value of USD 10,145,000 and $10,240,505, respectively)
RBC Capital Markets, LLC, 0.00%, Open (o)		6,969	6,969,000
(Purchased on 4/28/17 to be repurchased at $6,969,000, collateralized by Netflix, Inc., 4.38% due at 11/15/26, par and fair value of USD 6,900,000 and $6,796,500, respectively)
RBC Capital Markets, LLC, 0.25%, Open (o)		1,338	1,338,250
(Purchased on 3/10/17 to be repurchased at $1,338,696, collateralized by JC Penney Corp., Inc., 5.88% due at 7/01/23, par and fair value of USD 1,325,000 and $1,338,250, respectively)
RBC Capital Markets, LLC, 0.30%, Open (o)		25,060	25,060,000
(Purchased on 3/09/17 to be repurchased at $25,070,233, collateralized by Verizon Communications, Inc., 2.63% due at 8/15/26, par and fair value of USD 28,000,000 and $25,661,860, respectively)
RBC Capital Markets, LLC, 0.35%, Open (o)		17,200	17,200,000

(Purchased on 11/18/16 to be repurchased at $17,226,756, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 4.10% due at 10/01/46, par and fair value of USD 20,000,000 and $17,214,180, respectively)

RBC Capital Markets, LLC, 0.40%, Open (o)		5,400	5,400,000
(Purchased on 1/10/17 to be repurchased at $5,406,600, collateralized by Baxalta, Inc., 5.25% due at 6/23/45, par and fair value of USD 5,000,000 and $5,547,320, respectively)
RBC Capital Markets, LLC, 0.65%, Open (o)		4,361	4,360,500
(Purchased on 11/15/16 to be repurchased at $4,373,491, collateralized by United Rentals North America, Inc., 5.88% due at 9/15/26, par and fair value of USD 4,275,000 and $4,510,125, respectively)
RBC Capital Markets, LLC, 0.65%, Open (o)		10,300	10,300,000
(Purchased on 11/18/16 to be repurchased at $10,329,756, collateralized by Celgene Corp., 3.88% due at 8/15/25, par and fair value of USD 10,000,000 and $10,359,050, respectively)
RBC Capital Markets, LLC, 0.65%, Open (o)		9,300	9,300,000
(Purchased on 12/13/16 to be repurchased at $9,323,005, collateralized by CBS Corp., 2.90% due at 1/15/27, par and fair value of USD 10,000,000 and $9,429,710, respectively)
RBC Capital Markets, LLC, 0.65%, Open (o)		30,150	30,150,000
(Purchased on 12/15/16 to be repurchased at $30,224,035, collateralized by Goldman Sachs Group, Inc., 3.75% due at 2/25/26, par and fair value of USD 30,000,000 and $30,495,540, respectively)
RBC Capital Markets, LLC, 0.65%, Open (o)		20,000	20,000,000
(Purchased on 12/16/16 to be repurchased at $20,049,111, collateralized by Target Corp., 4.00% due at 7/01/42, par and fair value of USD 20,000,000 and $19,568,780, respectively)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(n)
RBC Capital Markets, LLC, 0.65%, Open (o)	USD	12,400	$12,400,320
(Purchased on 2/09/17 to be repurchased at $12,417,560, collateralized by Mylan NV, 3.95% due at 6/15/26, par and fair value of USD 12,917,000 and $12,776,256, respectively)
RBC Capital Markets, LLC, 0.65%, Open (o)		5,900	5,900,000
(Purchased on 2/16/17 to be repurchased at $5,907,350, collateralized by Netflix, Inc., 4.38% due at 11/15/26, par and fair value of USD 5,900,000 and $5,811,500, respectively)
RBC Capital Markets, LLC, 0.65%, Open (o)		6,760	6,760,000
(Purchased on 3/24/17 to be repurchased at $6,764,150, collateralized by LifePoint Health, Inc., 5.50% due at 12/01/21, par and fair value of USD 6,500,000 and $6,711,250, respectively)
RBC Capital Markets, LLC, 0.65%, Open (o)		6,953	6,952,500
(Purchased on 4/13/17 to be repurchased at $6,954,132, collateralized by ERAC USA Finance LLC, 3.80% due at 11/01/25, par and fair value of USD 6,750,000 and $6,858,608, respectively)

			826,911,394
		Shares	Value
Money Market Funds — 5.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (p)(q)		229,292,637	229,292,637
Total Short-Term Securities (Cost — $1,054,758,354) — 26.3%			1,056,204,031

Options Purchased			Value
(Cost — $11,215,928) — 0.2%			7,815,896
Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short (Cost — $4,831,874,449*) — 120.0%			4,814,714,761

Options Written			Value
(Premiums Received — $712,067) — (0.0)%			(299,574)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (12.6)%
AbbVie, Inc., 4.45%, 5/14/46	USD	25,000	(24,368,725)
Ally Financial, Inc., 5.13%, 9/30/24		3,350	(3,421,188)
Anadarko Petroleum Corp., 6.60%, 3/15/46		8,800	(10,840,456)
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46		25,000	(27,311,325)
Bank of Communications Co. Ltd., 5.00% (b)(g)		2,600	(2,667,600)
Barclays Bank PLC, 7.63%, 11/21/22		1,593	(1,744,335)
Baxalta, Inc., 5.25%, 6/23/45		5,000	(5,547,320)
CBS Corp., 2.90%, 1/15/27		10,000	(9,429,710)
Celgene Corp., 3.88%, 8/15/25		10,000	(10,359,050)
Citigroup, Inc., 6.13% (b)(g)		15,000	(15,983,250)
CVS Health Corp., 5.13%, 7/20/45		20,000	(22,351,278)
ERAC USA Finance LLC, 3.80%, 11/01/25 (a)		6,750	(6,858,608)
Express Scripts Holding Co., 4.80%, 7/15/46		10,000	(9,720,880)
Exxon Mobil Corp.:
3.04%, 3/01/26		15,000	(15,151,590)
4.11%, 3/01/46		15,000	(15,676,065)

16	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
Ford Motor Credit Co. LLC, 4.39%, 1/08/26	USD	23,000	$(23,692,484)
Goldman Sachs Group, Inc., 3.75%, 2/25/26		30,000	(30,495,540)
Infor U.S., Inc., 6.50%, 5/15/22		4,300	(4,472,000)
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24	EUR	1,500	(1,632,154)
JC Penney Corp., Inc., 5.88%, 7/01/23 (a)	USD	1,325	(1,338,250)
JPMorgan Chase & Co., 2.30%, 8/15/21		30,000	(29,807,700)
Kennametal, Inc., 3.88%, 2/15/22		437	(437,725)
Level 3 Financing, Inc., 5.38%, 5/01/25		2,500	(2,606,250)
LifePoint Health, Inc., 5.50%, 12/01/21		6,500	(6,711,250)
Merck & Co., Inc., 3.70%, 2/10/45		12,000	(11,595,984)
Morgan Stanley:
3.88%, 1/27/26		15,000	(15,335,595)
3.13%, 7/27/26		15,000	(14,473,335)
Mylan NV:
3.95%, 6/15/26		20,000	(19,782,080)
5.25%, 6/15/46		10,000	(10,267,590)
Netflix, Inc., 4.38%, 11/15/26 (a)		5,900	(5,811,500)
NEW Areva Holding SA, 4.38%, 11/06/19	EUR	3,000	(3,392,410)
Novartis Capital Corp., 4.00%, 11/20/45	USD	12,000	(12,192,264)
Philip Morris International, Inc., 2.75%, 2/25/26		25,000	(24,328,250)
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26		6,025	(6,245,551)
Sanchez Energy Corp., 6.13%, 1/15/23		1,700	(1,563,983)
Seagate HDD, 4.75%, 6/01/23		8,560	(8,651,678)
Syngenta Finance NV, 1.88%, 11/02/21	EUR	700	(808,374)
Target Corp., 4.00%, 7/01/42	USD	20,000	(19,568,780)
Tenet Healthcare Corp., 8.13%, 4/01/22		850	(862,750)
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46		20,000	(17,214,180)
United Rentals North America, Inc., 5.88%, 9/15/26		4,275	(4,510,125)
Verizon Communications, Inc., 2.63%, 8/15/26		28,000	(25,661,860)
Williams Partners LP, 5.10%, 9/15/45		20,000	(20,399,240)

			(505,290,262)
Foreign Agency Obligations — (0.1)%
Industrial & Commercial Bank of China Ltd., 6.00% (b)(g)		2,600	(2,733,913)
Foreign Government Obligations — (2.4)%
Buoni Poliennali Del Tesoro, 0.65%, 11/01/20	EUR	46,600	(51,162,437)
Republic of Ecuador, 7.95%, 6/20/24	USD	3,000	(2,865,000)
Republic of France, 3.00%, 4/25/22	EUR	35,450	(44,670,661)

			(98,698,098)
U.S. Treasury Obligations — (4.4)%
U.S. Treasury Bonds:
2.88%, 11/15/46	USD	3,868	(3,803,256)
3.00%, 2/15/47		10,145	(10,240,505)
U.S. Treasury Notes:
1.50%, 4/15/20		35,120	(35,170,748)
1.88%, 3/31/22		16,115	(16,155,916)
2.13%, 3/31/24		71,805	(71,950,836)
2.25%, 2/15/27		37,869	(37,758,443)

			(175,079,704)
Total Borrowed Bonds (Proceeds — $775,632,067) — (19.5)%			(781,801,977)

Investments Sold Short		Shares	Value
Common Stocks — (0.1)%
Capital One Financial Corp.		24,500	$(1,969,310)
Freeport-McMoRan, Inc.		125,000	(1,593,750)
Mallinckrodt PLC		10,500	(492,660)
Tenet Healthcare Corp.		50,500	(791,335)

			(4,847,055)

Corporate Bonds — (0.5)%		Par (000)	Value
Macy’s Retail Holdings, Inc., 2.88%, 02/15/23	USD	6,900	(6,468,391)
Netflix, Inc., 4.38%, 11/15/26		1,000	(985,000)
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/25		10,000	(9,965,750)

			(17,419,141)

Foreign Government Obligations — (0.5)%		Par (000)	Value
Kingdom of Spain, 5.40%, 01/31/23	EUR	15,200	(21,008,559)

Investment Companies — (0.6)%		Shares	Value
Industrial Select Sector SPDR ETF		60,000	(3,980,400)
iShares iBoxx $ High Yield Corporate Bond ETF (p)		224,000	(19,738,880)

			(23,719,280)
Total Investments Sold Short (Proceeds — $65,578,544) — (1.7)%			(66,994,035)
Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 98.8%			3,965,619,175
Other Assets Less Liabilities — 1.2%			47,956,152

Net Assets — 100.0%			$4,013,575,327

BLACKROCK FUNDS	APRIL 30, 2017	17

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Notes to Schedule of Investments

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,846,453,799

Gross unrealized appreciation	$98,952,311
Gross unrealized depreciation	(130,691,349)

Net unrealized depreciation	$(31,739,038)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Amount is less than USD 500.

(d)	Zero-coupon bond.

(e)	Non-income producing security.

(f)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(g)	Perpetual security with no stated maturity date.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Convertible security.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	Amount is less than GBP 500.

(l)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(n)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(o)	The amount to be repurchased assumes the maturity will be the day after the period end.

(p)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	15,672,026	—		(15,672,026)[2]	—	—	$5,062	$775	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	229,292,637	[3]	—	229,292,637	$229,292,637	564,213	—	—
iShares 20+ Year Treasury Bond ETF	—	155,000		(110,000)	45,000	5,505,750	15,134	153,133	$20,401
iShares iBoxx $ High Yield Corporate Bond ETF	—	287,568		(287,568)	—	—	74,049	65,430	—
Total						$234,798,387	$658,458	$219,338	$20,401

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

Affiliate	Shares Held at July 31, 2016	Shares Purchased	Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Expense	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	(535,000)	406,000	(95,000)	(224,000)	$(19,738,880)	$(1,139,589)	$(1,483,109)	$444,884
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	85,000	(85,000)	—	—	(134,652)	307,309	—
iShares U.S. Preferred Stock ETF	—	290,000	(290,000)	—	—	(41,978)	25,710	—
Total					$(19,738,880)	$(1,316,219)	$(1,150,090)	$444,884

(q)	Current yield as of period end.

18	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(54)	Euro STOXX 50 Index	June 2017	USD	2,063,484	$ (81,838)
(1,068)	Euro STOXX Banks Index	June 2017	USD	10,557,613	(172,653)
(856)	Euro-Bobl	June 2017	USD	122,951,744	489,812
62	Euro-BTP Italian Government Bond	June 2017	USD	8,895,253	94,502
(1,246)	Euro-Bund	June 2017	USD	219,578,963	695,923
(38)	Euro-OAT	June 2017	USD	6,202,392	(171,969)
(67)	Euro-Schatz	June 2017	USD	8,191,630	17,463
(142)	Long Gilt British	June 2017	USD	23,591,268	(332,528)
(75)	Russell 2000 E-Mini Index	June 2017	USD	5,244,000	(57,415)
(284)	S&P 500 E-Mini Index	June 2017	USD	33,803,100	(117,468)
(81)	U.S. Treasury Bonds (30 Year)	June 2017	USD	12,390,469	(166,869)
(521)	U.S. Treasury Notes (10 Year)	June 2017	USD	65,499,469	(691,610)
(68)	U.S. Treasury Notes (2 Year)	June 2017	USD	14,729,438	(4,438)
(598)	U.S. Treasury Notes (5 Year)	June 2017	USD	70,806,938	(541,273)
(77)	U.S. Ultra Treasury Bonds	June 2017	USD	12,546,188	(219,707)
(100)	U.S. Ultra Treasury Notes (10 Year)	June 2017	USD	13,545,312	(218,816)
Total					$(1,478,884)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,000,000	USD	16,114,592	Bank of New York Mellon	5/04/17	$230,060
GBP	5,200,000	USD	6,476,954	Bank of New York Mellon	5/04/17	259,285
GBP	118,736,301	USD	153,625,776	Citibank N.A.	5/04/17	188,850
GBP	9,373,000	USD	11,732,755	Deutsche Bank AG	5/04/17	409,315
GBP	15,000,000	USD	19,254,048	Morgan Stanley & Co. International PLC	5/04/17	177,410
USD	16,358,250	EUR	15,000,000	Bank of New York Mellon	5/04/17	13,598
USD	6,738,836	GBP	5,200,000	Bank of New York Mellon	5/04/17	2,597
USD	3,885,103	EUR	3,550,000	BNP Paribas S.A.	5/16/17	14,429
USD	3,871,932	EUR	3,550,000	JPMorgan Chase Bank N.A.	5/16/17	1,258
GBP	1,584,442	EUR	1,856,215	Barclays Bank PLC	5/17/17	29,326
GBP	6,445,558	EUR	7,551,373	BNP Paribas S.A.	5/17/17	119,041
GBP	9,373,000	USD	12,139,750	Deutsche Bank AG	6/06/17	14,124
GBP	15,000,000	USD	19,430,024	Morgan Stanley & Co. International PLC	6/06/17	20,325
USD	12,996,075	EUR	11,871,000	BNP Paribas S.A.	6/06/17	38,593
USD	670,585,688	EUR	612,393,000	Citibank N.A.	6/06/17	2,143,985
USD	80,969,554	EUR	73,935,000	Deutsche Bank AG	6/06/17	267,721
EUR	458,389	USD	490,893	Bank of America N.A.	6/14/17	9,656
USD	368,781	CNH	2,551,000	JPMorgan Chase Bank N.A.	6/14/17	582
USD	806,021	HKD	6,253,000	Deutsche Bank AG	6/14/17	1,299

						3,941,454

EUR	11,871,000	USD	12,976,191	BNP Paribas S.A.	5/04/17	(41,034)
EUR	612,393,000	USD	669,559,889	Citibank N.A.	5/04/17	(2,269,874)
EUR	73,935,000	USD	80,844,602	Deutsche Bank AG	5/04/17	(281,814)
USD	10,690,574	EUR	10,019,000	BNP Paribas S.A.	5/04/17	(226,563)
USD	1,989,133	EUR	1,852,000	BNP Paribas S.A.	5/04/17	(28,886)
USD	638,493,121	EUR	594,193,000	Citibank N.A.	5/04/17	(8,965,383)

BLACKROCK FUNDS	APRIL 30, 2017	19

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,784,953	EUR	16,586,000	Citibank N.A.	5/04/17	$ (287,873)
USD	1,711,313	EUR	1,614,000	Citibank N.A.	5/04/17	(47,372)
USD	36,928,313	EUR	34,350,000	Deutsche Bank AG	5/04/17	(500,940)
USD	36,055,746	EUR	33,195,000	Deutsche Bank AG	5/04/17	(114,968)
USD	6,945,260	EUR	6,390,000	Deutsche Bank AG	5/04/17	(17,562)
USD	148,558,110	GBP	118,736,301	Citibank N.A.	5/04/17	(5,256,515)
USD	12,129,028	GBP	9,373,000	Deutsche Bank AG	5/04/17	(13,043)
USD	19,412,475	GBP	15,000,000	Morgan Stanley & Co. International PLC	5/04/17	(18,983)
EUR	7,549,809	GBP	6,361,975	BNP Paribas S.A.	5/17/17	(12,427)
EUR	19,903,891	GBP	17,044,000	Goldman Sachs International	5/17/17	(384,798)
EUR	1,978,948	GBP	1,668,025	UBS AG	5/17/17	(3,817)
USD	16,752,981	EUR	15,664,252	Citibank N.A.	5/17/17	(327,128)
USD	4,960,000	EUR	4,637,664	Citibank N.A.	5/17/17	(96,852)
USD	37,114,495	GBP	29,712,038	Citibank N.A.	5/17/17	(1,390,098)
EUR	15,000,000	USD	16,384,201	Bank of New York Mellon	6/06/17	(11,340)
GBP	5,200,000	USD	6,744,920	Bank of New York Mellon	6/06/17	(2,133)
USD	153,761,598	GBP	118,736,301	Citibank N.A.	6/06/17	(202,564)
USD	1,972,375	EUR	1,862,981	Bank of America N.A.	6/14/17	(61,952)
USD	4,621,815	EUR	4,262,000	Citibank N.A.	6/14/17	(32,179)
USD	881,558	SGD	1,250,000	HSBC Bank PLC	6/14/17	(13,569)

						(20,609,667)
Net Unrealized Depreciation						$(16,668,213)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
CBOE Volatility Index	Call	5/17/17	USD	22.00	2,250	$22,500
Alere, Inc.	Call	5/19/17	USD	50.00	850	4,250
Ally Financial, Inc.	Call	5/19/17	USD	23.00	1,500	33,750
Apple Inc.	Call	5/19/17	USD	150.00	1,000	71,000
Energy Select Sector SPDR ETF	Call	5/19/17	USD	73.00	1,150	4,025
EURO STOXX 50 Index	Call	5/19/17	EUR	3,550.00	329	130,450
EURO STOXX 50 Index	Call	5/19/17	EUR	3,600.00	323	54,888
EURO STOXX Banks Index	Call	5/19/17	EUR	112.50	1,449	1,602,073
iShares 20+ Year Treasury Bond ETF	Call	5/19/17	USD	133.00	1,000	2,000
Microsoft Corp.	Call	5/19/17	USD	70.00	1,000	20,500
Mylan, Inc .	Call	5/19/17	USD	45.00	2,500	7,500
PowerShares QQQ Trust, Series 1 ETF	Call	5/19/17	USD	136.00	1,700	204,000
SPDR Dow Jones Industrial Average ETF	Call	5/19/17	USD	213.00	750	14,250
SPDR Dow Jones Industrial Average ETF	Call	5/19/17	USD	220.00	650	2,925
SPDR S&P 500 ETF	Call	5/19/17	USD	241.00	1,050	62,475
AMC Networks, Inc.	Call	6/16/17	USD	65.00	350	28,000
EURO STOXX Banks Index	Call	6/16/17	EUR	120.00	1,449	954,930
EURO STOXX Banks Index	Call	6/16/17	EUR	122.50	1,449	797,090
iShares 20+ Year Treasury Bond ETF	Call	6/16/17	USD	132.00	1,500	19,500
iShares 20+ Year Treasury Bond ETF	Call	6/16/17	USD	133.00	1,250	13,125
iShares 20+ Year Treasury Bond ETF	Call	6/16/17	USD	131.00	500	8,250
PowerShares QQQ Trust, Series 1 ETF	Call	6/16/17	USD	139.00	1,000	69,500
Western Union Co.	Call	6/16/17	USD	21.00	750	11,250
Centurylink, Inc.	Call	7/21/17	USD	27.00	2,000	60,000
iShares 20+ Year Treasury Bond ETF	Call	7/21/17	USD	135.00	850	13,175

20	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares 20+ Year Treasury Bond ETF	Call	7/21/17	USD	131.00	500	$16,000
AMC Networks, Inc.	Call	9/15/17	USD	70.00	750	56,250
Alere, Inc.	Put	5/19/17	USD	30.00	500	32,500
Capital One Financial Corp.	Put	5/19/17	USD	75.00	1,000	35,000
Caterpillar, Inc.	Put	5/19/17	USD	92.50	750	9,375
Centurylink, Inc.	Put	5/19/17	USD	22.00	1,500	11,250
Chesapeake Energy Corp.	Put	5/19/17	USD	5.00	2,000	33,000
Financial Select Sector SPDR ETF	Put	5/19/17	USD	20.00	4,500	13,500
Freeport-McMoRan, Inc.	Put	5/19/17	USD	12.00	1,450	22,475
Gap, Inc.	Put	5/19/17	USD	23.00	550	8,250
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	86.00	3,750	39,375
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	84.00	2,250	10,125
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	87.50	1,500	53,250
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	85.00	1,000	8,500
iShares MSCI Frontier 100 ETF	Put	5/19/17	CAD	13.00	1,750	64,741
iShares Russell 2000 Index ETF	Put	5/19/17	USD	133.00	1,250	44,375
iShares Russell 2000 Index ETF	Put	5/19/17	USD	135.00	1,100	64,900
iShares Russell 2000 Index ETF	Put	5/19/17	USD	132.00	1,000	28,000
PowerShares Senior Loan ETF	Put	5/19/17	USD	23.00	2,000	20,000
Rite Aid Corp.	Put	5/19/17	USD	4.00	1,000	32,500
SPDR S&P 500 ETF	Put	5/19/17	USD	232.00	1,100	64,900
SPDR S&P 500 ETF	Put	5/19/17	USD	233.00	350	24,150
SPDR S&P Metals & Mining ETF	Put	5/19/17	USD	28.00	1,750	33,250
SPDR S&P Oil & Gas Exploration & Production ETF	Put	5/19/17	USD	36.00	1,000	146,000
Tenet Healthcare Corp.	Put	5/19/17	USD	15.00	1,000	65,000
Tenet Healthcare Corp.	Put	5/19/17	USD	14.00	250	7,500
TransDigm Group, Inc.	Put	5/19/17	USD	180.00	73	4,380
Valeant Pharmaceuticals International, Inc.	Put	5/19/17	USD	9.00	750	45,750
VanEck Vectors Semiconductor ETF	Put	5/19/17	USD	75.00	500	10,000
Western Digital Corp.	Put	5/19/17	USD	70.00	750	15,375
Capital One Financial Corp.	Put	6/16/17	USD	70.00	500	17,500
CBS Corp.	Put	6/16/17	USD	62.50	850	79,900
Freeport-McMoRan, Inc.	Put	6/16/17	USD	11.00	2,950	42,775
Industrial Select Sector SPDR ETF	Put	6/16/17	USD	59.00	1,750	18,375
Industrial Select Sector SPDR ETF	Put	6/16/17	USD	61.00	650	11,375
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/16/17	USD	86.00	1,250	51,250
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/16/17	USD	82.00	750	8,250
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	6/16/17	USD	113.00	2,500	25,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	6/16/17	USD	112.00	1,000	10,000
iShares Russell 2000 Index ETF	Put	6/16/17	USD	138.00	750	179,250
iShares Russell 2000 Index ETF	Put	6/16/17	USD	131.00	750	61,125
S&P 500 Index	Put	6/16/17	USD	2,365.00	429	1,106,823
SPDR S&P 500 ETF	Put	6/16/17	USD	230.00	1,000	138,500
iShares S&P U.S. Preferred Stock Index ETF	Put	7/21/17	USD	36.00	2,000	10,000
Motorola Solutions, Inc.	Put	7/21/17	USD	60.00	800	5,600
Western Digital Corp.	Put	7/21/17	USD	70.00	500	26,750
Caterpillar, Inc.	Put	8/18/17	USD	70.00	750	9,000
Hewlett Packard Enterprise Co.	Put	8/18/17	USD	16.00	700	14,000
Western Digital Corp.	Put	10/20/17	USD	70.00	650	110,825
Total						$7,157,375

BLACKROCK FUNDS	APRIL 30, 2017	21

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Bank of America N.A.	5/12/17	USD	1.07	EUR	18,120	$425,790
EUR Currency	Put	HSBC Bank PLC	5/12/17	USD	1.06	EUR	9,050	11,274
EUR Currency	Put	HSBC Bank PLC	5/12/17	USD	1.06	EUR	9,040	11,262
Total								$448,326

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	2.30%	Pay	3-month LIBOR	5/08/17	USD	63,000	$ 38
7-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	2.50%	Pay	3-month LIBOR	5/08/17	USD	23,000	5
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.84%	Pay	3-month LIBOR	6/15/17	USD	24,000	3,580
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.51%	Pay	3-month LIBOR	6/15/17	USD	84,000	6,497
10-Year Interest Rate Swap	Citibank N.A.	Put	2.84%	Pay	3-month LIBOR	6/19/17	USD	8,000	1,652
5-Year Interest Rate Swap	Citibank N.A.	Put	2.52%	Pay	3-month LIBOR	6/19/17	USD	28,000	2,666
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.70%	Pay	3-month LIBOR	7/17/17	USD	46,000	74,095
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.40%	Pay	3-month LIBOR	7/17/17	USD	61,500	45,571
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.39%	Pay	3-month LIBOR	7/20/17	USD	66,100	56,652
7-Year Interest Rate Swap	Bank of America N.A.	Put	2.54%	Pay	3-month LIBOR	7/20/17	USD	15,700	19,439
Total									$210,195

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Caterpillar, Inc.	Put	5/19/17	USD	85.00	750	$(2,625)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	80.00	1,000	(9,000)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	81.00	1,250	(17,500)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	83.00	2,000	(30,000)
iShares MSCI Frontier 100 ETF	Put	5/19/17	CAD	10.00	1,750	(5,769)
iShares Russell 2000 Index ETF	Put	5/19/17	USD	127.00	750	(7,500)
iShares Russell 2000 Index ETF	Put	5/19/17	USD	122.00	1,000	(5,000)
iShares Russell 2000 Index ETF	Put	5/19/17	USD	126.00	1,600	(14,400)
SPDR S&P 500 ETF	Put	5/19/17	USD	223.00	350	(6,825)
SPDR S&P 500 ETF	Put	5/19/17	USD	222.00	1,100	(20,350)
SPDR S&P Metals & Mining ETF	Put	5/19/17	USD	24.00	1,250	(8,750)
SPDR S&P Oil & Gas Exploration & Production ETF	Put	5/19/17	USD	32.00	1,000	(12,500)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/16/17	USD	81.00	500	(10,000)
iShares Russell 2000 Index ETF	Put	6/16/17	USD	121.00	750	(16,500)
iShares Russell 2000 Index ETF	Put	6/16/17	USD	125.00	750	(26,250)
SPDR S&P 500 ETF	Put	6/16/17	USD	210.00	1,000	(29,000)
Total						$(221,969)

22	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Notional Amount (000)		Value
EUR Currency	Call	Bank of America N.A.	5/12/17	USD 1.12	EUR	18,120	$(11,871)

OTC Credit Default Swaptions Written

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Value
Bought protection on 5-Year Credit Default Swaps	Credit Suisse International	Call	262.50%	Receive	ITRAXX.XO.27.V1	B+	5/17/17	EUR	30,720	$(65,734)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
ITRAXX.FINSR.25.V1	1.00%	6/20/21	EUR 14,270	$ (107,487)
ITRAXX.FINSR.27.V1	1.00%	6/20/22	EUR 33,010	(369,987)
ITRAXX.XO.27.V1	5.00%	6/20/22	EUR 286,250	(5,807,868)
CDX.NA.IG.28.V1	1.00%	6/20/22	USD 200,000	(447,756)
Total				$(6,733,098)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
ITRAXX.EUR.21.V1	1.00%	6/20/19	BBB+	EUR 22,298	$ 144,747
ITRAXX.EUR.25.V1	1.00%	6/20/21	BBB+	EUR 17,520	132,423
ITRAXX.EUR.27.V1	1.00%	6/20/22	BBB+	EUR 209,810	1,642,414
Total					$1,919,584

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.92%[1]	3-month LIBOR	5/16/17	USD	5,000	$(10,307)
1.03%[1]	3-month LIBOR	6/16/17	USD	3,000	(7,805)
1.30%[1]	3-month LIBOR	9/23/17	USD	3,250	(1,505)
1.10%[1]	3-month LIBOR	1/26/18	USD	5,700	(5,481)
1.02%[1]	3-month LIBOR	1/30/18	USD	12,000	30,253
1.25%[2]	3-month LIBOR	2/13/18	USD	3,660	(1,178)
1.24%[1]	3-month LIBOR	5/14/18	USD	4,000	(8,017)
1.22%[1]	3-month LIBOR	8/14/18	USD	6,300	15,771
1.89%[1]	3-month LIBOR	9/11/19	USD	5,000	(37,990)
1.99%[1]	3-month LIBOR	9/23/19	USD	7,500	(71,709)
1.78%[1]	3-month LIBOR	12/23/19	USD	6,000	(49,291)
1.44%[2]	3-month LIBOR	1/22/20	USD	2,790	(7,347)
1.44%[1]	3-month LIBOR	1/22/20	USD	2,480	6,367
1.67%[1]	3-month LIBOR	2/13/20	USD	1,930	(1,642)
1.69%[1]	3-month LIBOR	2/20/20	USD	4,000	(4,469)
1.65%[1]	3-month LIBOR	4/20/20	USD	4,000	7,391

BLACKROCK FUNDS	APRIL 30, 2017	23

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.69%[1]	3-month LIBOR	5/29/20	USD	6,000	$ (26,612)
1.92%[1]	3-month LIBOR	6/12/20	USD	4,000	(47,639)
1.54%[1]	3-month LIBOR	11/04/20	USD	9,000	25,888
2.38%[1]	3-month LIBOR	9/23/21	USD	1,000	(23,055)
1.91%[1]	3-month LIBOR	2/13/22	USD	2,080	(3,300)
1.80%[1]	3-month LIBOR	4/02/22	USD	3,000	15,831
1.86%[1]	3-month LIBOR	4/20/22	USD	3,000	9,235
1.92%[1]	3-month LIBOR	1/22/25	USD	4,230	44,629
1.92%[1]	3-month LIBOR	1/22/25	USD	920	9,672
2.01%[1]	3-month LIBOR	10/23/25	USD	8,200	108,121
2.20%[1]	3-month LIBOR	4/20/27	USD	1,500	6,422
2.20%[1]	3-month LIBOR	4/20/27	USD	1,200	5,686
Total					$ (22,081)

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,750	$(47,249)	$73,358	$ (120,607)
ITRAXX.FINSR.19.V1	1.00%	Citibank N.A.	6/20/18	EUR	31,100	(387,179)	(225,703)	(161,476)
Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(67,111)	(6,457)	(60,654)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	15,000	(225,290)	(167,797)	(57,493)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	15,000	(235,971)	(145,628)	(90,343)
Dell, Inc.	1.00%	Goldman Sachs Bank USA	12/20/18	USD	4,000	(33,909)	34,197	(68,106)
International Business Machines Corp.	1.00%	Goldman Sachs International	12/20/18	USD	15,000	(243,228)	(145,628)	(97,600)
ITRAXX.FINSR.20.V1	1.00%	Barclays Bank PLC	12/20/18	EUR	17,690	(286,980)	(47,678)	(239,302)
ITRAXX.FINSR.20.V1	1.00%	Citibank N.A.	12/20/18	EUR	37,890	(614,680)	(100,121)	(514,559)
ITRAXX.FINSR.20.V1	1.00%	Citibank N.A.	12/20/18	EUR	22,500	(365,012)	(204,248)	(160,764)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	11,841	(196,069)	(111,020)	(85,049)
Microsoft Corp.	1.00%	Goldman Sachs International	12/20/18	USD	3,159	(52,305)	(30,151)	(22,154)
Sony Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	JPY	2,000,000	(319,319)	541,405	(860,724)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	12,875	9,993	181,088	(171,095)
Navient Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	2,000	24,469	71,669	(47,200)
Southwest Airlines Co.	1.00%	Credit Suisse International	12/20/19	USD	10,000	(221,520)	(87,515)	(134,005)
AT&T Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	30,000	(510,393)	(279,097)	(231,296)
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,555	(422,976)	(362,258)	(60,718)
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,485	(421,072)	(360,519)	(60,553)
Boston Scientific Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	15,000	(401,569)	(225,077)	(176,492)
Rite Aid Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	4,250	(486,755)	(505,915)	19,160
Navient Corp.	5.00%	Citibank N.A.	9/20/20	USD	2,000	(197,891)	10,234	(208,125)
Textron, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	8,000	(150,894)	(32,786)	(118,108)
AT&T Inc.	1.00%	Credit Suisse International	12/20/20	USD	10,000	(159,233)	69,056	(228,289)
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	1,284	(76,966)	(16,395)	(60,571)
Sprint Nextel Corp.	5.00%	Goldman Sachs International	12/20/20	USD	4,600	(507,703)	1,163,752	(1,671,455)
VF Corp.	1.00%	BNP Paribas S.A.	12/20/20	USD	3,435	(71,512)	(57,894)	(13,618)
21st Century Fox America, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	20,000	(590,598)	(438,674)	(151,924)
American Express Co.	1.00%	Citibank N.A.	6/20/21	USD	20,000	(642,841)	(397,847)	(244,994)
American Express Co.	1.00%	Citibank N.A.	6/20/21	USD	16,320	(524,145)	(373,499)	(150,646)
American Express Co.	1.00%	Citibank N.A.	6/20/21	USD	13,680	(439,704)	(318,965)	(120,739)

24	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American International Group, Inc.	1.00%	Citibank N.A.	6/20/21	USD	15,410	$(231,382)	$(189,421)	$ (41,961)
American International Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	14,590	(219,070)	(161,507)	(57,563)
Duke Energy Carolinas LLC	1.00%	Bank of America N.A.	6/20/21	USD	25,000	(950,439)	(862,077)	(88,362)
Hewlett-Packard Co.	1.00%	Goldman Sachs International	6/20/21	USD	5,500	(121,549)	217,044	(338,593)
Home Depot, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(490,867)	(439,715)	(51,152)
JPMorgan Chase & Co.	1.00%	Goldman Sachs International	6/20/21	USD	17,428	(436,909)	(160,671)	(276,238)
Kingdom of Thailand	1.00%	Barclays Bank PLC	6/20/21	USD	1,333	(30,852)	(1,512)	(29,340)
Kingdom of Thailand	1.00%	BNP Paribas S.A.	6/20/21	USD	1,267	(29,321)	(2,879)	(26,442)
Kingdom of Thailand	1.00%	Citibank N.A.	6/20/21	USD	728	(16,844)	(1,079)	(15,765)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	936	(21,664)	(649)	(21,015)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	936	(21,664)	(280)	(21,384)
Loews Corp.	1.00%	Citibank N.A.	6/20/21	USD	20,000	(664,489)	(487,899)	(176,590)
Loews Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(499,824)	(452,816)	(47,008)
Marriott International, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	7,615	(213,072)	(89,968)	(123,104)
Marriott International, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	7,385	(206,635)	(87,250)	(119,385)
Omnicom Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	11,111	(373,230)	(257,372)	(115,858)
Republic of Colombia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	2,700	(7,727)	118,663	(126,390)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	13,278	182,912	637,728	(454,816)
Target Corp.	1.00%	Goldman Sachs International	6/20/21	USD	6,955	(165,059)	(176,362)	11,303
Target Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(355,987)	(427,882)	71,895
Time Warner, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	35,000	(1,089,432)	(371,519)	(717,913)
United Mexican States	1.00%	Credit Suisse International	6/20/21	USD	5,000	(23,557)	114,160	(137,717)
Viacom, Inc.	1.00%	Bank of America N.A.	6/20/21	USD	7,500	(114,326)	348,399	(462,725)
Walt Disney Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	20,000	(672,673)	(562,217)	(110,456)
Wells Fargo & Co.	1.00%	Goldman Sachs International	6/20/21	USD	15,000	(404,386)	(213,349)	(191,037)
XLIT Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(383,909)	(322,871)	(61,038)
BNP Paribas SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	4,133	(92,304)	(58,238)	(34,066)
Caterpillar, Inc.	1.00%	Citibank N.A.	12/20/21	USD	2,833	(77,649)	(31,051)	(46,598)
Caterpillar, Inc.	1.00%	Goldman Sachs International	12/20/21	USD	5,667	(155,325)	(62,076)	(93,249)
Caterpillar, Inc.	1.00%	Morgan Stanley & Co. International PLC	12/20/21	USD	10,000	(274,088)	(127,811)	(146,277)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	2,450	(34,782)	(6,072)	(28,710)
Credit Suisse Group AG ADR	1.00%	Société Générale	12/20/21	EUR	3,400	(32,493)	72,090	(104,583)
Humana, Inc.	1.00%	BNP Paribas S.A.	12/20/21	USD	4,545	(135,076)	(115,773)	(19,303)
Iberdrola SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	3,600	(74,440)	(48,157)	(26,283)
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/21	EUR	2,934	(327,262)	(191,941)	(135,321)
Monitchem Holdco 3 SA	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	4,370	(504,930)	(84,252)	(420,678)
Simon Property Group, Inc.	1.00%	Goldman Sachs International	12/20/21	USD	27,400	(253,095)	(309,406)	56,311
Simon Property Group, Inc.	1.00%	Goldman Sachs International	12/20/21	USD	4,855	(44,846)	(46,419)	1,573
Simon Property Group, Inc.	1.00%	Goldman Sachs International	12/20/21	USD	2,745	(25,356)	(26,245)	889
Statoil ASA	1.00%	BNP Paribas S.A.	12/20/21	EUR	2,500	(94,346)	(56,548)	(37,798)
Techem GmbH	5.00%	Credit Suisse International	12/20/21	EUR	2,550	(430,795)	(440,694)	9,899
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	7,640	5,841	34,108	(28,267)

BLACKROCK FUNDS	APRIL 30, 2017	25

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial, Inc.	5.00%	Goldman Sachs International	6/20/22	USD	9,500	$(1,173,005)	$(1,261,843)	$ 88,838
Ally Financial, Inc.	5.00%	Goldman Sachs International	6/20/22	USD	4,250	(524,765)	(504,191)	(20,574)
Avnet, Inc.	1.00%	Citibank N.A.	6/20/22	USD	10,000	(36,652)	(8,161)	(28,491)
Best Buy Co., Inc.	5.00%	BNP Paribas S.A.	6/20/22	USD	5,250	(934,670)	(796,628)	(138,042)
Cable & Wireless Communications Ltd.	5.00%	Goldman Sachs International	6/20/22	EUR	2,620	(491,770)	(436,997)	(54,773)
Capital One Financial Corp.	1.00%	Citibank N.A.	6/20/22	USD	17,000	(221,304)	(161,223)	(60,081)
Caterpillar, Inc.	1.00%	Goldman Sachs International	6/20/22	USD	13,645	(367,987)	(235,744)	(132,243)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	13,714	(369,848)	(230,213)	(139,635)
Caterpillar, Inc.	1.00%	Morgan Stanley & Co. International PLC	6/20/22	USD	7,641	(206,067)	(132,013)	(74,054)
Deutsche Bank AG	1.00%	BNP Paribas S.A.	6/20/22	EUR	5,100	23,388	75,636	(52,248)
Deutsche Bank AG	1.00%	Société Générale	6/20/22	EUR	4,900	22,471	72,670	(50,199)
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	6/20/22	EUR	4,500	(552,052)	(521,179)	(30,873)
Ford Motor Co.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	8,500	(1,527,682)	(1,459,495)	(68,187)
General Motors Co.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	8,500	(1,489,456)	(1,396,508)	(92,948)
HP, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	8,650	(144,005)	(145,375)	1,370
Iceland Bondco PLC	5.00%	Citibank N.A.	6/20/22	EUR	1,500	(171,417)	(111,669)	(59,748)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	12,193	(227,155)	(164,335)	(62,820)
Marks & Spencer PLC	1.00%	Bank of America N.A.	6/20/22	EUR	6,192	165,780	216,191	(50,411)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	6/20/22	EUR	7,260	194,381	265,220	(70,839)
New Look Senior Issuer PLC	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	12,380	3,431,676	3,419,435	12,241
NRG Energy, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	1,700	(142,353)	(144,818)	2,465
People’s Republic of China	1.00%	Barclays Bank PLC	6/20/22	USD	16,122	(161,495)	(99,138)	(62,357)
People’s Republic of China	1.00%	Goldman Sachs International	6/20/22	USD	13,478	(135,010)	(76,357)	(58,653)
PizzaExpress Financing 1 PLC	5.00%	Citibank N.A.	6/20/22	EUR	4,510	191,318	361,036	(169,718)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	4,500	15,593	61,150	(45,557)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	4,200	14,554	52,175	(37,621)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	4,079	14,135	50,672	(36,537)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	3,070	11,405	35,742	(24,337)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	3,070	10,638	43,922	(33,284)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	2,230	7,728	31,905	(24,177)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	2,040	7,069	25,342	(18,273)
Republic of France	0.25%	Goldman Sachs International	6/20/22	USD	5,550	19,232	64,940	(45,708)
Republic of France	0.25%	Goldman Sachs International	6/20/22	USD	3,070	10,638	35,922	(25,284)
Republic of France	0.25%	Goldman Sachs International	6/20/22	USD	2,040	7,069	29,674	(22,605)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/22	USD	3,090	10,707	40,574	(29,867)
Republic of Indonesia	1.00%	Citibank N.A.	6/20/22	USD	1,258	14,774	16,022	(1,248)
Republic of Indonesia	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	1,677	19,699	23,696	(3,997)
Republic of Korea	1.00%	Barclays Bank PLC	6/20/22	USD	25,000	(568,956)	(640,515)	71,559
Republic of Korea	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	16,500	(375,512)	(411,370)	35,858
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	11,450	494,503	519,658	(25,155)
Sol Melia Europe BV	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	4,285	(1,016,901)	(911,157)	(105,744)
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	3,590	54,164	131,343	(77,179)
STMicroelectronics NV	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	4,156	(51,241)	(24,361)	(26,880)
Tata Motors Ltd.	5.00%	Credit Suisse International	6/20/22	EUR	4,200	(682,145)	(649,745)	(32,400)

26	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Tata Motors Ltd.	5.00%	Credit Suisse International	6/20/22	EUR	4,100	$(665,904)	$(627,153)	$(38,751)
Tata Motors Ltd.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	10,400	(1,689,098)	(1,571,251)	(117,847)
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/22	EUR	18,700	(262,504)	(129,845)	(132,659)
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	4,300	35,646	57,030	(21,384)
Windstream Holdings, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	2,600	104,760	120,808	(16,048)
Total						$(28,286,139)	$(14,928,420)	$(13,357,719)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SAS AB	5.00%	Goldman Sachs International	12/20/17	Not Rated	EUR	1,325	$30,789	$(19,293)	$ 50,082
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	5,050	42,282	(81,234)	123,516
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	59	413	(840)	1,253
ITRAXX.FINSUB.19.V1	5.00%	Citibank N.A.	6/20/18	BBB	EUR	22,500	1,489,742	1,230,968	258,774
ITRAXX.FINSUB.20.V1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	14,150	1,259,299	1,454,173	(194,874)
ITRAXX.FINSUB.20.V1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	20,210	1,798,616	2,058,187	(259,571)
ITRAXX.FINSUB.20.V1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	17,400	1,548,535	1,308,532	240,003
ITRAXX.FINSUB.20.V1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	10,120	900,642	1,035,318	(134,676)
SAS AB	5.00%	Goldman Sachs International	6/20/19	Not Rated	EUR	4,890	60,591	(303,565)	364,156
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Goldman Sachs International	12/20/20	A-	USD	3,750	64,176	(76,290)	140,466
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	4,200	15,687	(188,843)	204,530
Deutsche Bank AG	1.00%	BNP Paribas S.A.	6/20/21	BBB-	EUR	3,800	14,193	(190,510)	204,703
Deutsche Bank AG	1.00%	BNP Paribas S.A.	6/20/21	BBB-	EUR	83	310	(3,903)	4,213
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/21	BB	USD	2,300	(62,524)	(136,394)	73,870
International Business Machines Corp.	1.00%	Credit Suisse International	6/20/21	AA-	USD	13,370	402,618	234,829	167,789
International Business Machines Corp.	1.00%	Credit Suisse International	6/20/21	AA-	USD	10,725	322,967	196,818	126,149
International Business Machines Corp.	1.00%	Goldman Sachs International	6/20/21	AA-	USD	10,685	321,763	195,765	125,998
International Business Machines Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	AA-	USD	10,220	307,501	221,264	86,237
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	4,800	(123,099)	(169,905)	46,806
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	4,360	(111,815)	(175,765)	63,950
Telecom Italia SpA	1.00%	Citibank N.A.	6/20/21	BB+	EUR	2,010	(51,548)	(102,420)	50,872
Unicredit SpA	1.00%	Citibank N.A.	6/20/21	Not Rated	EUR	6,000	(74,541)	(298,759)	224,218
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	4,700	568,523	292,265	276,258
Avis Budget Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	563	20,102	5,598	14,504
Avis Budget Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	338	12,062	4,679	7,383
Cablevision Systems Corp.	5.00%	Goldman Sachs International	6/20/22	B-	USD	4,250	513,512	358,367	155,145
Cablevision Systems Corp.	5.00%	Goldman Sachs International	6/20/22	B-	USD	4,250	513,512	440,578	72,934
CenturyLink, Inc.	1.00%	Goldman Sachs International	6/20/22	BB	USD	8,000	(566,239)	(567,745)	1,506
CenturyLink, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BB	USD	4,250	(300,815)	(369,736)	68,921
Dell, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	12,700	(892,049)	(859,128)	(32,921)
Dell, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	8,500	(597,041)	(557,693)	(39,348)

BLACKROCK FUNDS	APRIL 30, 2017	27

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dell, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	4,500	$(315,956)	$(312,514)	$ (3,442)
DISH Network Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	B+	USD	8,500	1,008,199	1,057,509	(49,310)
Energy Transfer Equity LP	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	4,250	555,488	472,901	82,587
Freeport-McMoRan, Inc.	1.00%	Barclays Bank PLC	6/20/22	BB-	USD	4,250	(451,796)	(461,333)	9,537
Freeport-McMoRan, Inc.	1.00%	Goldman Sachs International	6/20/22	BB-	USD	4,500	(478,372)	(471,995)	(6,377)
Freeport-McMoRan, Inc.	1.00%	Goldman Sachs International	6/20/22	BB-	USD	4,250	(451,796)	(510,253)	58,457
Freeport-McMoRan, Inc.	1.00%	Goldman Sachs International	6/20/22	BB-	USD	4,250	(451,796)	(491,232)	39,436
Freeport-McMoRan, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	8,500	(903,592)	(999,690)	96,098
Freeport-McMoRan, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	2,550	(271,077)	(258,213)	(12,864)
Hertz Global Holdings, Inc.	5.00%	Barclays Bank PLC	6/20/22	B	USD	900	(88,719)	(116,628)	27,909
Hertz Global Holdings, Inc.	5.00%	Citibank N.A.	6/20/22	B	USD	1,005	(99,070)	(103,127)	4,057
Tenet Healthcare Corp.	5.00%	Goldman Sachs International	6/20/22	CCC+	USD	8,500	(216,319)	(31,866)	(184,453)
Total							$5,263,358	$2,708,877	$2,554,481

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.50%[1]	Bank of America N.A.	10/27/17	USD	85,000	$(151,528)	—	$ (151,528)
iShares Russell 2000 ETF	1-month LIBOR minus 0.60%[1]	Citibank N.A.	11/16/17	USD	25,000	(93,955)	—	(93,955)
Mallinckrodt PLC	3-month LIBOR minus 0.60%[1]	BNP Paribas S.A.	11/16/17	USD	8,000	44,983	—	44,983
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 1.65%[1]	Citibank N.A.	11/17/17	USD	160,000	(107,393)	—	(107,393)
iShares Russell 2000 ETF	1-month LIBOR minus 0.50%[1]	Citibank N.A.	12/02/17	USD	37,500	(112,110)	—	(112,110)
Mallinckrodt PLC	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/18/18	USD	7,500	(22,970)	—	(22,970)
DXC Technology Rg	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/30/18	USD	3,006	(32,913)	—	(32,913)
Hewlett Packard Enterprise Co.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/30/18	USD	35,000	(73,921)	—	(73,921)
DXC Technology Rg	3-month LIBOR minus 0.10%[1]	BNP Paribas S.A.	2/24/18	USD	3,436	(25,262)	—	(25,262)
Hewlett Packard Enterprise Co.	3-month LIBOR minus 0.10%[1]	BNP Paribas S.A.	2/24/18	USD	40,000	(42,009)	—	(42,009)
Valeant Pharmaceuticals International, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	2/28/18	USD	15,000	86,136	—	86,136
Freeport-McMoRan, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	3/02/18	USD	35,000	22,347	—	22,347
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.85%[1]	BNP Paribas S.A.	3/07/18	USD	50,000	(36,231)	—	(36,231)
TransDigm Group, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	3/07/18	USD	3,500	(27,285)	—	(27,285)

28	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CONSOL Energy, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	3/09/18	USD	30,000	$(10,362)	—	$ (10,362)
Valeant Pharmaceuticals International, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	3/09/18	USD	35,000	81,843	—	81,843
SPDR S&P Oil & Gas Exploration & Production ETF	1-month LIBOR minus 0.65%[1]	Bank of America N.A.	3/10/18	USD	40,000	115,814	—	115,814
Ally Financial, Inc.	3-month LIBOR[1]	Bank of America N.A.	3/21/18	USD	50,000	31,212	—	31,212
Rite Aid Corp.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	3/21/18	USD	175,000	91,063	—	91,063
TransDigm Group, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	3/21/18	USD	3,500	(101,564)	—	(101,564)
Capital One Financial Corp.	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	4/10/18	USD	12,500	30,478	—	30,478
Freeport-McMoRan, Inc.	3-month LIBOR minus 0.30%[1]	BNP Paribas S.A.	4/12/18	USD	40,000	3,122	—	3,122
Ally Financial, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	4/13/18	USD	20,000	(14,226)	—	(14,226)
iShares MSCI Frontier 100 ETF	3-month Canadian Bankers Acceptances minus 0.30%[1]	Deutsche Bank AG	4/18/18	CAD	21,500	7,224	—	7,224
Capital One Financial Corp.	3-month LIBOR minus 0.30%[1]	BNP Paribas S.A.	4/28/18	USD	6,250	(1,469)	—	(1,469)
Total						$(338,976)	—	$(338,976)

[1]	The Fund pays the total return of the reference entity and receives the floating rate.

Reference Entity[1]	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation		Net Value of Reference Entity
Equity Securities Long/Short	Bank of America N.A.	11/15/18	USD 2,209,629	$862,064	[2]	$3,077,12	1

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-285 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

 Intercontinental Exchange LIBOR:

EUR 1 Week

GBP 1 Week

[2]	Amount includes $(5,428) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of period end, expiration date 11/15/18:

	Shares	Value
Reference Entity — Long
Eurobank Ergasias SA	2,850,347	$2,297,584
Hellenic Telecommunications Organization SA	579,648	5,629,542
National Bank of Greece SA	8,180,513	2,547,132
Total Reference Entity — Long		10,474,258

	Shares	Value
Reference Entity — Short
Anglo American PLC	(292,280)	$(4,184,717)
Deutsche Bank AG	(70,283)	(1,263,747)
Tullow Oil PLC	(568,934)	(1,543,531)
Tullow Oil PLC — Rights	(391,002)	(405,142)
Total Reference Entity — Short		(7,397,137)
Net Value of Reference Entity — Bank of America N.A.		$3,077,121

BLACKROCK FUNDS	APRIL 30, 2017	29

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$325,664,918	$12,093,239	$337,758,157
Common Stocks	$ 38,858,153	2,442,120	2,941,902	44,242,175
Corporate Bonds	—	2,053,236,421	684	2,053,237,105
Floating Rate Loan Interests	—	637,594,120	22,435,419	660,029,539
Foreign Agency Obligations	—	106,225,917	—	106,225,917
Foreign Government Obligations	—	170,370,806	—	170,370,806
Investment Companies	8,641,950	—	—	8,641,950
Non-Agency Mortgage-Backed Securities	—	63,777,962	—	63,777,962
Preferred Securities	—	244,426,505	334,877	244,761,382
U.S. Treasury Obligations	—	61,649,841	—	61,649,841
Short-Term Securities:
Borrowed Bond Agreements	—	826,911,394	—	826,911,394
Money Market Funds	229,292,637	—	—	229,292,637
Options Purchased:
Equity contracts	7,157,375	—	—	7,157,375
Interest rate contracts	—	210,195	—	210,195
Foreign currency exchange contracts	—	448,326	—	448,326
Liabilities:
Investments:
Borrowed Bonds	—	(781,801,977)	—	(781,801,977)
Investments Sold Short	(28,566,335)	(38,427,700)	—	(66,994,035)
Total	$255,383,780	$3,672,728,848	$37,806,121	$3,965,918,749

30	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$5,775,262	—	$5,775,262
Equity contracts	—	1,376,286	—	1,376,286
Foreign currency exchange contracts	—	3,941,454	—	3,941,454
Interest rate contracts	$1,297,700	285,266	—	1,582,966
Liabilities:
Credit contracts	—	(21,457,748)	—	(21,457,748)
Equity contracts	(651,343)	(853,198)	—	(1,504,541)
Foreign currency exchange contracts	—	(20,621,538)	—	(20,621,538)
Interest rate contracts	(2,347,210)	(307,347)	—	(2,654,557)
Total	$(1,700,853)	$(31,861,563)	—	$(33,562,416)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended April 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$37,699,968	$1,284,575	$607	$36,363,366	$1,487,171	$76,835,687
Transfers into Level 3	—	—	—	130,164	—	130,164
Transfers out of Level 3	(13,896,714)	—	—	(4,859,789)	—	(18,756,503)
Accrued discounts/premiums	13,879	—	1	50,834	—	64,714
Net realized gain (loss)	181,331	13,250	—	64,575	—	259,156
Net change in unrealized appreciation (depreciation)[1]	(533,147)	1,667,376	76	(1,169,468)	(1,152,294)	(1,187,457)
Purchases	5,815,923	—	—	4,314,632	—	10,130,555
Sales	(17,188,001)	(23,299)	—	(12,458,895)	—	(29,670,195)

Closing Balance, as of April 30, 2017	$12,093,239	$2,941,902	$684	$22,435,419	$334,877	$37,806,121

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017[1]	$(1,190,884)	$1,667,376	$ 76	$(726,787)	$(1,152,294)	$(1,402,513)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	APRIL 30, 2017	31

Schedule of Investments April 30, 2017 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
CarMax Auto Owner Trust:
1.09%, 4/15/19	$120	$119,798
1.24%, 6/17/19	180	180,012
Ford Credit Auto Owner Trust, 1.08%, 3/15/19	169	168,681
Honda Auto Receivables Owner Trust, 0.82%, 7/23/18	139	139,226
Toyota Auto Receivables Owner Trust, 1.03%, 7/16/18	121	120,618
Volkswagen Credit Auto Master Trust, 1.34%, 7/22/19 (a)(b)	100	100,016
Total Asset-Backed Securities — 0.7%		828,351

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 3.0%
Lockheed Martin Corp., 4.25%, 11/15/19	2,400	2,537,827
United Technologies Corp., 1.38%, 11/01/19 (b)	1,000	1,006,738

		3,544,565
Automobiles — 2.8%
BMW U.S. Capital LLC, 1.53%, 4/06/20 (a)(b)	1,000	1,000,241
Daimler Finance North America LLC:
1.66%, 10/30/19 (a)(b)	500	502,610
1.78%, 1/06/20 (a)(b)	750	753,431
Ford Motor Credit Company LLC, 1.72%, 12/06/17	1,000	999,444

		3,255,726
Banks — 15.0%
Bank of America Corp., 5.65%, 5/01/18	750	778,245
Bank of Montreal:
1.30%, 7/14/17	2,500	2,500,343
1.72%, 12/12/19 (b)	1,020	1,026,437
BNP Paribas S.A., 2.38%, 9/14/17	100	100,315
BP Capital Markets PLC, 1.38%, 11/06/17	1,500	1,499,751
Capital One N.A., 2.19%, 8/17/18 (b)	500	504,601
Commonwealth Bank of Australia:
2.19%, 3/15/19 (a)(b)	350	354,683
1.56%, 3/10/20 (a)(b)	1,135	1,136,095
HSBC Bank USA Inc, 1.63%, 1/16/18	1,700	1,699,519
JPMorgan Chase & Co., 2.00%, 8/15/17	500	500,961
JPMorgan Chase Bank N.A., 1.60%, 9/21/18 (b)	1,000	1,003,028
Macquarie Bank Ltd., 1.80%, 10/27/17 (a)(b)	250	250,607
Nordea Bank AB, 1.99%, 9/17/18 (a)(b)	500	504,431
Royal Bank of Canada:
1.81%, 12/10/18 (b)	520	523,996
2.00%, 12/10/18	1,000	1,003,796
Swedbank AB, 2.13%, 9/29/17 (a)	1,070	1,072,955
Toronto-Dominion Bank, 1.58%, 1/18/19 (b)	1,760	1,765,829
US Bank N.A., 1.32%, 9/11/17 (b)	500	500,228
Wells Fargo Bank N.A., 1.65%, 9/07/17 (b)	250	250,461
Westpac Banking Corp., 1.74%, 5/13/19 (b)	500	503,492

		17,479,773
Capital Markets — 3.8%
Goldman Sachs Group Inc.:
1.73%, 6/04/17 (b)	1,250	1,250,617
2.24%, 4/30/18 (b)	2,000	2,017,204
Morgan Stanley:
2.44%, 4/25/18 (b)	250	252,612
1.84%, 2/14/20 (b)	960	962,615

		4,483,048

Corporate Bonds	Par (000)	Value
Consumer Finance — 1.1%
American Express Credit Corp., 1.81%, 11/05/18 (b)	$500	$503,269
Nissan Motor Acceptance Corp.:
1.95%, 4/06/18 (a)(b)	500	502,507
2.12%, 3/08/19 (a)(b)	250	252,341

		1,258,117
Diversified Financial Services — 2.7%
American Honda Finance Corp., 1.88%, 2/22/19 (b)	250	253,189
Citigroup Inc., 1.96%, 12/07/18 (b)	500	503,723
Hyundai Capital America, 1.95%, 4/03/20 (a)(b)	425	425,686
Siemens Financieringsmaatschappij NV, 1.48%, 3/16/20 (a)(b)	2,000	2,003,160

		3,185,758
Health Care Equipment & Supplies — 1.7%
Medtronic Inc., 1.38%, 4/01/18	1,996	1,993,978
Health Care Providers & Services — 2.8%
Unitedhealth Group, Inc., 1.45%, 7/17/17	3,250	3,251,485
Insurance — 0.5%
Berkshire Hathaway Finance Corp.:
1.45%, 3/07/18	230	230,286
1.65%, 3/07/18 (b)	295	296,499

		526,785
Internet Software & Services — 1.1%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	1,250	1,256,334
IT Services — 0.4%
International Business Machines Corp., 1.50%, 8/18/17 (b)	500	500,636
Machinery — 1.3%
Caterpillar Financial Services Corp., 1.75%, 2/23/18 (b)	500	501,979
John Deere Capital Corp.:
1.61%, 7/11/17 (b)	500	500,387
1.73%, 1/08/19 (b)	500	503,469

		1,505,835
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp., 1.45%, 11/15/19 (b)	2,000	2,014,816
Exxon Mobil Corp., 1.65%, 2/28/18 (b)	500	502,763

		2,517,579
Semiconductors & Semiconductor Equipment — 1.3%
Qualcomm, Inc., 1.40%, 5/18/18	1,500	1,498,650
Software — 0.5%
Oracle Corp., 2.38%, 1/15/19	600	608,031
Specialty Retail — 0.2%
Lowe’s Cos Inc., 1.72%, 9/14/18 (b)	195	196,512
Technology Hardware, Storage & Peripherals — 2.2%
Apple Inc.:
1.30%, 2/23/18	500	500,041
1.24%, 2/07/20 (b)	2,000	2,005,988

		2,506,029
Total Corporate Bonds — 42.6%		49,568,841
Total Long-Term Investments (Cost — $50,303,635) — 43.3%		50,397,192

BLACKROCK SHORT OBLIGATIONS FUND	APRIL 30, 2017	1

Schedule of Investments (continued)

Short-Term Securities
Certificates of Deposit	Par (000)	Value
Domestic — 4.4%
Bank of America N.A.:
1.18%, 10/03/17 (b)	$2,250	$2,249,905
1.36%, 11/01/17	1,400	1,400,428
Wells Fargo Bank N.A.:
1.64%, 9/22/17 (b)	500	501,048
1.55%, 1/05/18	1,000	1,001,495

		5,152,876
Yankee — 24.8% (c)
Australia and New Zealand Banking, 1.20%, 1/24/18	3,000	2,999,728
Bank of Nova Scotia, Houston, 1.45%, 4/12/19 (b)	3,000	2,998,848
Cooperatieve Rabobank UA, New York, 1.21%, 4/24/18 (b)	2,300	2,299,439
Credit Industriel Et Commercial, New York, 1.21%, 10/05/17 (b)	3,000	3,000,723
Credit Suisse, New York, 1.68%, 8/25/17	1,480	1,482,139
Dexia Credit Local, New York:
1.07%, 5/24/17 (b)	1,000	1,000,426
1.33%, 1/05/18 (b)	2,000	2,001,207
1.45%, 2/09/18 (b)	2,000	2,002,104
Mizuho Bank Ltd., New York:
1.74%, 5/17/17 (b)	500	500,213
0.99%, 9/08/17 (b)	1,000	1,000,695
Natixis, New York, 1.56%, 9/18/17	750	750,713
Nordea Bank Finland PLC, New York, 1.62%, 12/11/17 (b)	500	501,395
Norinchukin Bank, New York:
1.54%, 7/20/17 (b)	800	800,882
1.55%, 9/22/17	500	500,545
Royal Bank of Canada, New York, 1.56%, 10/05/17 (b)	1,000	1,001,826
Sumitomo Mitsui Banking Corp., New York, 1.58%, 7/05/17 (b)	3,000	3,002,760
Svenska Handelsbanken AB, New York, 1.38%, 8/13/18 (b)	1,000	999,745
UBS A.G., Stamford:
1.05%, 5/25/17 (b)	1,000	1,000,435
1.80%, 9/20/17 (b)	1,000	1,002,835

		28,846,658
Total Certificates of Deposit — 29.2%		33,999,534

Commercial Paper	Par (000)	Value
ABN AMRO Funding USA LLC 7 5, 1.37%, 7/05/17 (d)	$2,000	$1,995,697
Alpine Securitization Ltd., 1.18%, 7/14/17 (d)	2,000	1,995,247
ASB Finance Ltd., London, 1.46%, 2/12/18 (b)	1,500	1,502,519
AXA Financial Inc., 1.63%, 12/29/17 (d)	2,000	1,978,386
Barclays Bank, 1.50%, 8/09/17 (d)	2,000	1,991,960
Campbell Soup Company, 1.07%, 5/25/17 (d)	2,250	2,247,997
Ford Motor Credit Company LLC:
1.25%, 6/05/17 (d)	1,700	1,697,741
1.75%, 7/06/17 (d)	1,000	997,437
1.65%, 10/05/17 (d)	1,000	992,876
HSBC Bank PLC, 1.33%, 2/09/18 (b)	1,350	1,352,330
Hyundai Capital America, 1.24%, 5/23/17 (d)	4,000	3,996,692
ING US Funding LLC, 1.71%, 6/23/17 (b)	1,000	1,001,098
Natixis, 1.38%, 6/30/17 (d)	750	748,740
Nissan Motor Acceptance Corp., 1.07%, 5/25/17 (d)	500	499,549
Reckitt Benckiser, 1.55%, 8/30/17 (d)	800	797,082
Sheffield Receivables Corp, 1.60%, 9/25/17 (d)	2,000	1,986,833
Societe Generale S.A., 1.51%, 9/27/17 (d)	2,000	1,989,740
Victory Receivables Corp., 1.04%, 6/13/17 (d)	3,500	3,494,513
Total Commercial Paper — 26.9%		31,266,437

Money Market Funds — 0.3%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (e)(f)	353,795	353,795

Total Repurchase Agreements — 3.4%		4,000,000
Total Short-Term Securities (Cost — $69,589,499) — 59.8%		69,619,766
Total Investments (Cost — $119,893,134*) — 103.1%		120,016,958
Liabilities in Excess of Other Assets — (3.1)%		(3,627,570)

Net Assets — 100.0%		$116,389,388

Notes to Schedule of Investments

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$119,893,134

Gross unrealized appreciation	$133,670
Gross unrealized depreciation	(9,846)

Net unrealized appreciation	$123,824

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates are discount rates or a range of discount rates at the time of purchase.

2	BLACKROCK SHORT OBLIGATIONS FUND	APRIL 30, 2017

Schedule of Investments (continued)

(e)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	353,795	353,795	$353,795	$1,024	—

(f)	Current yield as of period end.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets Inc.	1.49%(a)	4/28/17	7/02/17	$1,000	$1,000	$1,002,690	Corporate/Debt Obligation, 5.5% due at 9/15/37	$1,538,398	$1,070,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.51%(a)	4/28/17	6/12/17	1,000	1,000	1,001,888	Corporate/Debt Obligation, 3.84% due at 6/25/46	1,624,171	1,250,001
Mizuho Securities USA, Inc.	2.01%(a)	4/28/17	6/02/17	2,000	2,000	2,003,908	U.S. government sponsored agency obligation, 5.12% due at 9/20/46	9,288,147	2,140,000
Total					$4,000				$4,460,001

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK SHORT OBLIGATIONS FUND	APRIL 30, 2017	3

Schedule of Investments (concluded)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$50,397,192	—	$50,397,192
Short-Term Securities	$353,795	69,265,971	—	69,619,766
Total	$353,795	$119,663,163	—	$120,016,958

[1] See above Schedule of Investments for values in each security type.

During the period ended April 30, 2017, there were no transfers between levels.

4	BLACKROCK SHORT OBLIGATIONS FUND	APRIL 30, 2017

Consolidated Schedule of Investments April 30, 2017 (Unaudited)
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Australia — 3.3%
Australia Government Inflation Linked Bonds:
1.00%, 11/21/18	AUD	173	$139,209
4.00%, 8/20/20		171	239,348
1.25%, 2/21/22		183	157,533
3.00%, 9/20/25		246	261,908
2.50%, 9/20/30		130	137,664
2.00%, 8/21/35		111	104,770
1.25%, 8/21/40		60	49,962

			1,090,394
Canada — 3.1%
Canadian Government Inflation Linked Bonds:
4.25%, 12/01/21	CAD	156	138,626
4.25%, 12/01/26		140	144,246
4.00%, 12/01/31		149	166,611
3.00%, 12/01/36		151	161,806
2.00%, 12/01/41		153	148,553
1.50%, 12/01/44		158	143,211
1.25%, 12/01/47		164	143,553

			1,046,606
France — 6.6%
Republic of France Inflation Linked Bonds:
0.25%, 7/25/18	EUR	105	117,028
1.30%, 7/25/19		129	149,323
2.25%, 7/25/20		172	211,330
0.10%, 3/01/21		121	139,520
0.10%, 7/25/21		72	83,951
1.10%, 7/25/22		151	185,965
2.10%, 7/25/23		155	203,546
0.25%, 7/25/24		143	169,827
0.10%, 3/01/25		60	70,517
1.85%, 7/25/27		136	184,790
3.40%, 7/25/29		101	163,579
0.70%, 7/25/30		67	82,616
3.15%, 7/25/32		124	207,352
1.80%, 7/25/40		115	179,545
0.10%, 7/25/47		40	43,617

			2,192,506

Foreign Government Obligations		Par (000)	Value
Germany — 2.3%
Deutsche Bundesrepublik Inflation Linked Bonds:
0.75%, 4/15/18	EUR	149	$164,690
1.75%, 4/15/20		160	192,282
0.10%, 4/15/23		150	178,174
0.10%, 4/15/26		81	97,801
0.50%, 4/15/30		73	92,428
0.10%, 4/15/46		41	52,043

			777,418
United Kingdom — 4.3%
United Kingdom Gilt Inflation Linked Bonds:
0.13%, 11/22/19	GBP	21	30,250
1.88%, 11/22/22		26	42,793
0.13%, 3/22/24		24	36,598
2.50%, 7/17/24		20	96,143
0.13%, 3/22/26		21	32,587
1.25%, 11/22/27		28	49,452
0.13%, 3/22/29		23	37,464
1.25%, 11/22/32		25	50,128
0.75%, 3/22/34		23	45,115
2.00%, 1/26/35		20	70,799
0.13%, 11/22/36		21	38,649
1.13%, 11/22/37		17	37,284
0.63%, 3/22/40		25	54,201
0.63%, 11/22/42		25	58,218
0.13%, 3/22/44		39	82,046
0.13%, 3/22/46		21	45,544
0.75%, 11/22/47		30	77,276
0.50%, 3/22/50		25	64,791
0.25%, 3/22/52		22	56,164
1.25%, 11/22/55		28	95,875
0.13%, 11/22/56		20	54,246
0.13%, 3/22/58		21	57,837
0.38%, 3/22/62		23	73,040
0.13%, 11/22/65		21	66,250
0.13%, 3/22/68		21	73,278

			1,426,028
Total Foreign Government Obligations — 19.6%			6,532,952

Portfolio Abbreviations

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
AUD	Australian Dollar
BOVESPA	Brazil Stock Market
BRL	Brazilian Real
CAC	Cotation Assistée en Continu (French Stock Exchange)
CAD	Canadian Dollar
CBOE	Chicago Board Options Exchange
CHF	Swiss Franc
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange

GBP	British Pound
HKD	Hong Kong Dollar
ISE	Istanbul Stock Exchange

IBEX	Bolsa de Madrid (Spain Stock Exchange)
JPY	Japanese Yen
JSE	Johannesburg Stock Exchange
KOSPI	Korean Stock Exchange
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
OMX	Stockholm Nordic Exchange
OTC	Over-the-Counter
PLN	Polish Zloty

RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust

S&P	Standard & Poor’s
SEK	Swedish Krona
SET	Stock Exchange Thailand
SGX	Singapore Stock Exchange
SPI	Share Price Index Futures
TAIEX	Taiwan Stock Exchange
THB	Thai Bhat
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	U.S. Dollar
WIG	Warszawski Indeks Giełdowy (Warsaw Stock
Exchange)
WTI	West Texas Intermediate
ZAR	South African Rand

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	1

Consolidated Schedule of Investments (continued)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/27	USD	36	$42,907
3.88%, 4/15/29		67	92,695
3.38%, 4/15/32		34	48,535
1.38%, 2/15/44		31	34,878
1.00%, 2/15/46		51	52,651
U.S. Treasury Inflation Indexed Notes:
1.38%, 7/15/18		102	104,337
0.13%, 4/15/20-7/15/22		299	302,031
0.38%, 7/15/23		99	101,282
0.25%, 1/15/25		67	66,540
2.38%, 1/15/25		103	119,424
Total U.S. Treasury Obligations — 2.9%			965,280
Total Long-Term Investments (Cost — $8,060,760) — 22.5%			7,498,232

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (a)(b)(c)	23,097,346	$23,097,346
Total Short-Term Securities (Cost — $23,097,346) — 69.2%		23,097,346

Total Investments (Cost — $31,158,106*) — 91.7%		30,595,578
Other Assets Less Liabilities — 8.3%		2,753,358

Net Assets — 100.0%		$33,348,936

Notes to Consolidated Schedule of Investments

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$31,186,360

Gross unrealized appreciation	$194,477
Gross unrealized depreciation	(785,259)

Net unrealized depreciation	$(590,782)

(a)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased	Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	14,839,187	—	14,839,187[2]	—	—	$1,717	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	23,097,346[3]	—	23,097,346	$23,097,346	45,116	$71	—
iShares TIPS Bond ETF	20,592	2,336	(22,928)	—	—	—	(23,221)	$(42,798)
Total					$23,097,346	$46,833	$(23,150)	$(42,798)

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

(b)	Current yield as of period end.

(c)	All or a portion of the security is held by a wholly-owned subsidiary.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
19	Amsterdam Exchanges Index	May 2017	USD	2,138,592	$39,653
23	CAC 40 10 Euro Index	May 2017	USD	1,306,562	69,539
4	Hang Seng China Enterprises Index	May 2017	USD	263,321	(477)
8	Hang Seng Index	May 2017	USD	1,263,044	10,487
(1)	IBEX 35 Index	May 2017	USD	116,860	(4,599)
94	OMX Nordic Exchange	May 2017	USD	1,717,137	79,051
(56)	SGX CNX Nifty Index	May 2017	USD	1,045,408	(3,762)
46	SGX MSCI Singapore Index	May 2017	USD	1,144,279	4,783

2	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
7	ASX SPI 200 Index	June 2017	USD	1,381,911	$ 22,462
10	Australian Government Bonds (10 Year)	June 2017	USD	1,732,360	22,555
24	FTSE 100 Index	June 2017	USD	2,227,231	(36,831)
(45)	FTSE/JSE Top 40 Index	June 2017	USD	1,600,924	(67,668)
9	FTSE/MIB Index	June 2017	USD	994,635	41,099
2	S&P 500 E-Mini Index	June 2017	USD	238,050	4,308
1	S&P/Toronto Stock Exchange 60 Index	June 2017	USD	134,325	333
2	TOPIX Index	June 2017	USD	274,501	2,238
Total					$183,171

Forward Foreign Currency Exchange Contracts
Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	131,000	[1]	USD	139,613	BNP Paribas S.A.	6/21/17	$ 3,487
EUR	300,000	[1]	USD	320,838	JPMorgan Chase Bank N.A.	6/21/17	6,872
GBP	39,000	[1]	USD	48,970	BNP Paribas S.A.	6/21/17	1,623
GBP	100,000	[1]	USD	125,230	JPMorgan Chase Bank N.A.	6/21/17	4,496
KRW	167,358,000	[1]	USD	144,956	JPMorgan Chase Bank N.A.	6/21/17	2,208
TWD	2,850,000	[1]	USD	92,305	JPMorgan Chase Bank N.A.	6/21/17	2,366
USD	35,846	[1]	AUD	47,000	BNP Paribas S.A.	6/21/17	686
USD	87,015	[1]	AUD	115,000	JPMorgan Chase Bank N.A.	6/21/17	988
USD	1,275,586	[1]	AUD	1,661,062	JPMorgan Chase Bank N.A.	6/21/17	32,998
USD	99,517	[1]	CAD	134,000	BNP Paribas S.A.	6/21/17	1,269
USD	104,417	[1]	CAD	139,000	BNP Paribas S.A.	6/21/17	2,503
USD	32,800	[1]	CAD	43,000	JPMorgan Chase Bank N.A.	6/21/17	1,273
USD	56,298	[1]	CAD	75,000	JPMorgan Chase Bank N.A.	6/21/17	1,309
USD	75,388	[1]	CAD	100,000	JPMorgan Chase Bank N.A.	6/21/17	2,069
USD	1,058,376	[1]	CAD	1,381,724	JPMorgan Chase Bank N.A.	6/21/17	45,309
USD	69,130	[1]	HKD	536,000	JPMorgan Chase Bank N.A.	6/21/17	141
USD	91,851	[1]	HKD	712,000	JPMorgan Chase Bank N.A.	6/21/17	208
USD	32,640	[1]	SEK	287,468	JPMorgan Chase Bank N.A.	6/21/17	90
USD	59,261	[1]	SEK	520,000	JPMorgan Chase Bank N.A.	6/21/17	381
USD	67,852	[1]	ZAR	900,000	JPMorgan Chase Bank N.A.	6/21/17	1,140

							111,416

AUD	150,000	[1]	USD	113,950	JPMorgan Chase Bank N.A.	6/21/17	(1,740)
CAD	61,000	[1]	USD	45,291	BNP Paribas S.A.	6/21/17	(566)
CAD	100,000	[1]	USD	75,003	JPMorgan Chase Bank N.A.	6/21/17	(1,684)
HKD	400,000	[1]	USD	51,548	JPMorgan Chase Bank N.A.	6/21/17	(63)
JPY	8,460,000	[1]	USD	76,299	JPMorgan Chase Bank N.A.	6/21/17	(238)
JPY	8,000,000	[1]	USD	71,992	JPMorgan Chase Bank N.A.	6/21/17	(68)
USD	3,262,969	[1]	EUR	3,042,702	JPMorgan Chase Bank N.A.	6/21/17	(60,782)
USD	120,282	[1]	EUR	113,000	JPMorgan Chase Bank N.A.	6/21/17	(3,156)
USD	146,614	[1]	EUR	137,000	JPMorgan Chase Bank N.A.	6/21/17	(3,041)
USD	131,816	[1]	EUR	123,000	JPMorgan Chase Bank N.A.	6/21/17	(2,546)
USD	49,122	[1]	EUR	46,000	JPMorgan Chase Bank N.A.	6/21/17	(1,126)
USD	66,157	[1]	EUR	61,000	JPMorgan Chase Bank N.A.	6/21/17	(477)
USD	81,651	[1]	GBP	67,000	BNP Paribas S.A.	6/21/17	(5,266)
USD	1,467,775	[1]	GBP	1,172,006	JPMorgan Chase Bank N.A.	6/21/17	(52,629)

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	3

Consolidated Schedule of Investments (continued)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	70,039	[1]	GBP	56,000	JPMorgan Chase Bank N.A.	6/21/17	$ (2,608)
USD	26,151	[1]	GBP	21,000	JPMorgan Chase Bank N.A.	6/21/17	(1,092)
USD	64,224	[1]	GBP	50,000	JPMorgan Chase Bank N.A.	6/21/17	(639)
USD	94,180	[1]	JPY	10,761,000	BNP Paribas S.A.	6/21/17	(2,568)
USD	46,846	[1]	JPY	5,286,633	JPMorgan Chase Bank N.A.	6/21/17	(684)
USD	46,341	[1]	JPY	5,204,000	JPMorgan Chase Bank N.A.	6/21/17	(446)
USD	283,797	[1]	KRW	325,438,000	HSBC Bank PLC	6/21/17	(2,373)
USD	335,635	[1]	TWD	10,305,000	Nomura International PLC	6/21/17	(6,674)

							(150,466)
Net Unrealized Depreciation							$ (39,050)

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
2.41%[1,2]	3-month LIBOR	9/20/17[3]	9/20/27	USD	131	$(1,136)

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	All or a portion of the security is held by a wholly-owned subsidiary.

[3]	Forward swap.

OTC Total Return Swaps
Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Gold 100 Oz. Futures June 2017[1]	USD 511,080[2]	Merrill Lynch International	5/04/17	4	$(3,760)	—	$ (3,760)
TAIEX Futures May 2017	TWD 54,371,758[2]	Merrill Lynch International	5/17/17	27	26,267	—	26,267
WTI Crude Oil Futures June 2017[1]	USD 214,480[2]	Merrill Lynch International	5/17/17	4	(17,160)	—	(17,160)
WTI Crude Oil Futures June 2017[1]	USD 262,650[2]	Deutsche Bank AG	5/17/17	1	(3,200)	—	(3,200)
Gold 100 Oz. Futures June 2017[1]	USD 125,170[2]	JPMorgan Chase Bank N.A.	5/23/17	1	1,660	—	1,660
Brent Crude Oil Futures July 2017[1]	USD 106,320[3]	Merrill Lynch International	5/25/17	2	2,220	—	2,220
Brent Crude Oil Futures July 2017[1]	USD 156,510[3]	Merrill Lynch International	5/25/17	3	360	—	360
Canadian (10 Year) Bond Futures June 2017	CAD 1,118,871,140[2]	Merrill Lynch International	5/25/17	35	79,800	—	79,800
Canadian (10 Year) Bond Futures June 2017	CAD 108,427,120[2]	Merrill Lynch International	5/25/17	8	23,595	—	23,595
Canadian (10 Year) Bond Futures June 2017	CAD 55,657,920[2]	Merrill Lynch International	5/25/17	4	1,217	—	1,217
Canadian (10 Year) Bond Futures June 2017	CAD 81,158,280[2]	Merrill Lynch International	5/25/17	6	18,884	—	18,884
Canadian (10 Year) Bond Futures June 2017	CAD 81,566,400[2]	Merrill Lynch International	5/25/17	6	15,894	—	15,894

4	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Gasoline RBOB Futures June 2017[1]	USD 69,510[3]	Merrill Lynch International	5/25/17	1	$4,490	—	$ 4,490
Gold 100 Oz. Futures June 2017[1]	USD 124,370[2]	JPMorgan Chase Bank N.A.	5/25/17	1	2,460	—	2,460
Gold 100 Oz. Futures June 2017[1]	USD 125,820[2]	JPMorgan Chase Bank N.A.	5/25/17	1	1,010	—	1,010
Heating Oil Futures June 2017[1]	USD 130,040[2]	Merrill Lynch International	5/25/17	2	(3,436)	—	(3,436)
Heating Oil Futures June 2017[1]	USD 66,394[2]	Merrill Lynch International	5/25/17	1	(3,091)	—	(3,091)
Long Gilt British Futures June 2017	GBP 12,825,210[2]	Merrill Lynch International	5/25/17	1	23	—	23
Natural Gas Futures June 2017[1]	USD 295,290[3]	Deutsche Bank AG	5/25/17	9	450	—	450
Kuala Lumpur Composite Index Futures May 2017	MYR 3,071,418[3]	Citibank N.A.	5/31/17	35	(1,574)	—	(1,574)
Cocoa Futures July 2017[1]	USD 147,420[2]	Deutsche Bank AG	6/02/17	7	(18,550)	—	(18,550)
Cocoa Futures July 2017[1]	USD 371,830[2]	Merrill Lynch International	6/02/17	19	(22,040)	—	(22,040)
Gas Oil Futures May 2017[1]	USD 753,600[2]	Merrill Lynch International	6/05/17	16	(24,800)	—	(24,800)
Euro-Bund Futures June 2017	EUR 1,174,459,770[2]	Merrill Lynch International	6/06/17	63	61,427	—	61,427
Euro-Bund Futures June 2017	EUR 129,768,400[2]	Merrill Lynch International	6/06/17	8	(3,752)	—	(3,752)
Euro-Bund Futures June 2017	EUR 144,360,090[2]	Merrill Lynch International	6/06/17	9	13,528	—	13,528
Euro-Bund Futures June 2017	EUR 31,927,980[2]	Merrill Lynch International	6/06/17	2	4,662	—	4,662
Euro-Bund Futures June 2017	EUR 31,965,980[2]	Merrill Lynch International	6/06/17	2	4,248	—	4,248
KOSPI 200 Index Futures June 2017	KRW 272,654,500[2]	Merrill Lynch International	6/08/17	1	3,349	—	3,349
KOSPI 200 Index Futures June 2017	KRW 281,585,800[2]	Merrill Lynch International	6/08/17	4	5,549	—	5,549
Coffee ’C’ Futures July 2017[1]	USD 5,248,875[3]	Deutsche Bank AG	6/09/17	1	2,464	—	2,464
Coffee ’C’ Futures July 2017[1]	USD 5,266,875[3]	Merrill Lynch International	6/09/17	1	2,644	—	2,644
BOVESPA Index Futures June 2017	BRL 1,575,346[3]	Merrill Lynch International	6/14/17	24	(4,163)	—	(4,163)
BOVESPA Index Futures June 2017	BRL 257,491[3]	Merrill Lynch International	6/14/17	4	(2,290)	—	(2,290)
Sugar No. 11 Futures July 2017[1]	USD 16,843,680[2]	Merrill Lynch International	6/15/17	9	(5,846)	—	(5,846)
Sugar No. 11 Futures July 2017[1]	USD 48,746,880[2]	Deutsche Bank AG	6/15/17	26	(17,763)	—	(17,763)
Cotton No. 2 Futures July 2017[1]	USD 11,874,000[2]	Merrill Lynch International	6/16/17	3	(435)	—	(435)
Swiss Market Index Futures June 2017	CHF 2,208,251[2]	JPMorgan Chase Bank N.A.	6/16/17	23	58,881	—	58,881
WIG 20 Index Futures June 2017	PLN 2,530,571[2]	JPMorgan Chase Bank N.A.	6/16/17	50	29,532	—	29,532
LME Aluminum Futures June 2017[1]	USD 239,938[2]	JPMorgan Chase Bank N.A.	6/19/17	5	(1,531)	—	(1,531)
LME Aluminum Futures June 2017[1]	USD 468,063[2]	Deutsche Bank AG	6/19/17	5	4,375	—	4,375
LME Copper Futures June 2017[1]	USD 146,138[2]	JPMorgan Chase Bank N.A.	6/19/17	1	(2,913)	—	(2,913)
LME Copper Futures June 2017[1]	USD 439,950[2]	Deutsche Bank AG	6/19/17	3	(10,275)	—	(10,275)

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	5

Consolidated Schedule of Investments (continued)

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
LME Nickel Futures June 2017[1]	USD 121,080[2]	JPMorgan Chase Bank N.A.	6/19/17	2	$(7,950)	—	$ (7,950)
LME Nickel Futures June 2017[1]	USD 170,730[2]	JPMorgan Chase Bank N.A.	6/19/17	3	(1,035)	—	(1,035)
LME Nickel Futures June 2017[1]	USD 699,732[2]	Deutsche Bank AG	6/19/17	10	(70,470)	—	(70,470)
LME Zinc Futures June 2017[1]	USD 196,125[3]	JPMorgan Chase Bank N.A.	6/19/17	3	(394)	—	(394)
LME Zinc Futures June 2017[1]	USD 69,569[3]	JPMorgan Chase Bank N.A.	6/19/17	1	4,063	—	4,063
LME Zinc Futures June 2017[1]	USD 69,756[3]	Deutsche Bank AG	6/19/17	1	4,250	—	4,250
Corn Futures July 2017[1]	USD 24,456,250[3]	Merrill Lynch International	6/23/17	13	6,338	—	6,338
Corn Futures July 2017[1]	USD 7,421,250[3]	Deutsche Bank AG	6/23/17	4	913	—	913
Soybean Futures July 2017[1]	USD 14,400,000[3]	Merrill Lynch International	6/23/17	3	563	—	563
Soybean Futures July 2017[1]	USD 33,136,250[3]	Deutsche Bank AG	6/23/17	7	(3,325)	—	(3,325)
Soybean Meal Futures July 2017[1]	USD 966,115[2]	Deutsche Bank AG	6/23/17	27	11,205	—	11,205
Soybean Oil Futures July 2017[1]	USD 30,067,200[2]	Deutsche Bank AG	6/23/17	10	2,340	—	2,340
Wheat Futures July 2017[1]	USD 57,581,875[3]	Deutsche Bank AG	6/23/17	10	5,344	—	5,344
Silver Futures July 2017[1]	USD 273,975[2]	Merrill Lynch International	6/27/17	3	(15,045)	—	(15,045)
SET50 Futures June 2017	THB 24,229,010[2]	Credit Suisse International	6/29/17	122	711	—	711
SET50 Futures June 2017	THB 7,184,043[2]	Credit Suisse International	6/29/17	36	(788)	—	(788)
ISE 30 Futures June 2017	TRY 458,022[2]	JPMorgan Chase Bank N.A.	6/30/17	39	1,107	—	1,107
Total					$160,237	—	$ 160,237

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

[2]	The Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[3]	The Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

6	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Dates	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities Long/Short	Bank of America N.A.	8/15/18	$861,983	$62,017	[2]	$903,100
	Citibank N.A.	2/09/18-2/14/18	$1,023,164	(48,094)[3]		970,120
	Credit Suisse International	2/05/18-8/16/18	$865,466	33,388	[4]	893,188
	JPMorgan Chase Bank N.A.	2/14/18-4/20/18	$869,455	(11,442)[5]		865,984
				$35,869		$3,632,392

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-1000 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Over Night Index Average

Garban Intercapital Federal Funds Rate Open

Hong Kong Dollar Hibor Fixings:

HKD 1 Week

HKD 1 Month

Intercontinental Exchange LIBOR:

EUR 1 Week

EUR 1 Month

GBP 1 Week

GBP 1 Month

JPY 1 Week

JPY 1 Month

USD Spot Next

USD Overnight Banking Funding Rate

Sterling Over Night Index Average

[2]	Amount includes $20,900 of net dividends and financing fees.

[3]	Amount includes $4,950 of net dividends and financing fees.

[4]	Amount includes $5,666 of net dividends and financing fees.

[5]	Amount includes $(7,971) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of period end, expiration dates 8/15/18:

	Shares	Value
Reference Entity — Long
Aareal Bank AG	419	$16,853
ABB Ltd.	160	3,921
ABN AMRO Group NV CVA	547	14,361
Acacia Mining PLC	7,186	36,833
Acxiom Corp.	57	1,647
Adecco Group AG	644	47,850
adidas AG	21	4,210
Adobe Systems, Inc.	35	4,681
Advanced Energy Industries, Inc.	553	40,811
Aena SA	33	5,818
AerCap Holdings NV	144	6,625
AGCO Corp.	91	5,823
Agile Group Holdings Ltd.	4,000	3,575
Agilent Technologies, Inc.	65	3,578
Agricultural Bank of China Ltd., H Shares	58,000	26,737
Air France-KLM	5,150	43,266
Alliant Energy Corp.	51	2,005
Allison Transmission Holdings, Inc.	1,175	45,449
Allreal Holding AG	3	516
Altran Technologies SA	103	1,728
Amadeus IT Group SA	1,238	66,814
American Airlines Group, Inc.	141	6,009
AmerisourceBergen Corp.	389	31,917
Amgen, Inc.	553	90,316
Amkor Technology, Inc.	1,569	18,483
Anadarko Petroleum Corp.	79	4,505
ANDRITZ AG	29	1,602
Anglo American PLC	1,938	27,747

	Shares	Value
Reference Entity — Long
Aoyama Trading Co. Ltd.	200	$7,146
AP Moller — Maersk A/S, Class B	9	15,525
Applied Materials, Inc.	1,542	62,621
Asahi Glass Co. Ltd.	3,000	25,994
Ascendas Real Estate Investment Trust	3,600	6,598
Ashland Global Holdings, Inc.	50	6,175
Assicurazioni Generali SpA	681	10,787
Astellas Pharma, Inc.	400	5,275
AT&T, Inc.	725	28,732
Autobacs Seven Co. Ltd.	600	9,082
AutoZone, Inc.	2	1,384
Avis Budget Group, Inc.	37	1,128
AVX Corp.	450	7,609
Axalta Coating Systems Ltd.	110	3,451
BAE Systems PLC	5,840	47,432
Bandai Namco Holdings, Inc.	1,000	31,387
Bank of New York Mellon Corp.	142	6,683
Befimmo SA	368	21,476
Belle International Holdings Ltd.	43,000	29,133
Big Lots, Inc.	890	44,936
Blue Buffalo Pet Products, Inc.	97	2,391
BNP Paribas SA	185	13,057
Bodycote PLC	640	6,911
Boliden AB	2,105	60,136
Brandywine Realty Trust	503	8,536
Brunswick Corp.	261	14,812
Buzzi Unicem SpA	91	2,338
Cable One, Inc.	2	1,364
Cabot Corp.	73	4,394
Cadence Design Systems, Inc.	175	5,700
Campbell Soup Co.	48	2,762
Carlisle Cos., Inc.	105	10,646

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	7

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Carnival Corp.	35	$2,162
Casino Guichard Perrachon SA	62	3,734
Castellum AB	1,881	25,760
CBS Corp., Class B	692	46,060
Celgene Corp.	36	4,466
CenterPoint Energy, Inc.	54	1,541
Centrica PLC	1,610	4,126
Chemours Co.	161	6,487
Cheng Shin Rubber Industry Co. Ltd.	28,000	57,784
China Cinda Asset Management Co. Ltd., H Shares	12,000	4,562
China Everbright Bank Co. Ltd., H Shares	37,000	17,342
China Unicom Hong Kong Ltd.	6,000	7,764
Cia de Distribucion Integral Logista Holdings SA	1,158	27,648
Cinemark Holdings, Inc.	255	11,016
Cirrus Logic, Inc.	63	4,054
Cisco Systems, Inc.	1,412	48,107
Citizen Watch Co. Ltd.	5,500	36,490
CJ Corp.	111	18,234
CLP Holdings Ltd.	11,500	121,282
CME Group, Inc.	57	6,623
Coach, Inc.	240	9,454
Coca-Cola HBC AG	1,868	51,824
Cofinimmo SA	324	39,213
Colony Starwood Homes	44	1,521
Coloplast A/S, Class B	562	48,122
Comerica, Inc.	69	4,878
ComfortDelGro Corp. Ltd.	35,400	69,363
Commercial Metals Co.	1,042	19,423
Conagra Brands, Inc.	101	3,917
ConocoPhillips	461	22,087
Constellation Brands, Inc., Class A	35	6,039
Convergys Corp.	67	1,508
Cooper Tire & Rubber Co.	677	25,929
CR Bard, Inc.	272	83,635
Cracker Barrel Old Country Store, Inc.	203	32,519
Crown Holdings, Inc.	136	7,628
Dai Nippon Printing Co. Ltd.	5,000	55,663
Daicel Corp.	500	5,740
Daiichikosho Co. Ltd.	800	34,722
Daishi Bank Ltd.	2,000	8,030
Dana, Inc.	1,287	24,994
Darden Restaurants, Inc.	295	25,131
DCC PLC	66	6,094
Delphi Automotive PLC	56	4,502
Delta Air Lines, Inc.	290	13,178
Denso Corp.	600	25,895
Deutsche EuroShop AG	579	23,507
Deutsche Lufthansa AG	5,059	87,279
Deutsche Post AG	2,353	84,576
Dick’s Sporting Goods, Inc.	357	18,046
D’ieteren SA/NV	778	37,959
Dillard’s, Inc., Class A	17	941
Distribuidora Internacional de Alimentacion SA	6,830	40,610
Domino’s Pizza, Inc.	21	3,809
Domtar Corp.	422	16,732
DONG Energy A/S	334	13,152
DS Smith PLC	946	5,289
Duerr AG	123	12,257
DuPont Fabros Technology, Inc.	115	5,928
Eaton Vance Corp.	118	5,066
eBay, Inc.	693	23,153
Edgewell Personal Care Co.	38	2,717
Education Realty Trust, Inc.	170	6,591
Eiffage SA	288	24,395
E-MART, Inc.	4	808

	Shares	Value
Reference Entity — Long
EMCOR Group, Inc.	341	$22,417
Emerson Electric Co.	156	9,404
Engie SA	350	4,935
EOG Resources, Inc.	275	25,437
Equifax, Inc.	43	5,818
Equity Commonwealth	537	17,179
Equity LifeStyle Properties, Inc.	75	6,068
Essex Property Trust, Inc.	25	6,112
Estee Lauder Cos., Inc., Class A	114	9,934
Euronet Worldwide, Inc.	147	12,145
Euronext NV	141	6,917
Exxon Mobil Corp.	726	59,278
FactSet Research Systems, Inc.	64	10,449
Fair Isaac Corp.	114	15,445
Far Eastern New Century Corp.	97,000	81,616
Fiat Chrysler Automobiles NV	1,242	14,107
First Data Corp., Class A	1,700	26,554
Flex Ltd.	1,448	22,386
Fonciere Des Regions	210	18,742
Forbo Holding AG	3	4,921
Fortive Corp.	103	6,516
Freeport-McMoRan, Inc.	582	7,420
Fuji Electric Co. Ltd.	2,000	10,963
Fujikura Ltd.	9,800	73,676
Fujitsu Ltd.	2,000	12,485
G4S PLC	210	829
GameStop Corp., Class A	744	16,881
Gartner, Inc.	162	18,483
Geely Automobile Holdings Ltd.	20,000	26,947
GoDaddy, Inc., Class A	671	26,115
Grafton Group PLC	105	1,016
Graham Holdings Co., Class B	11	6,619
Grand City Properties SA	568	10,789
Graphic Packaging Holding Co.	1,251	16,989
Groupe Bruxelles Lambert SA	284	27,241
Grupo Catalana Occidente SA	94	3,646
GS Yuasa Corp.	2,000	9,266
GungHo Online Entertainment, Inc.	17,400	39,038
Hachijuni Bank Ltd.	200	1,181
Halliburton Co.	270	12,388
Hammerson PLC	764	5,813
Hancock Holding Co.	38	1,775
Hankyu Hanshin Holdings, Inc.	400	13,213
Hanwha Life Insurance Co. Ltd.	634	3,425
Havas SA	877	8,111
HealthSouth Corp.	535	25,091
Heartland Express, Inc.	327	6,579
Highwoods Properties, Inc.	327	16,638
Hikari Tsushin, Inc.	200	19,209
Hisamitsu Pharmaceutical Co., Inc.	200	10,239
Hitachi Ltd.	3,000	16,573
HK Electric Investments & HK Electric Investments Ltd.	14,500	12,820
Home Depot, Inc.	372	58,069
Hon Hai Precision Industry Co. Ltd.	13,000	42,551
Hua Nan Financial Holdings Co. Ltd.	84,000	47,037
Hudson Pacific Properties, Inc.	72	2,474
Hufvudstaden AB, Class A	775	12,142
Humana, Inc.	40	8,879
Huntington Ingalls Industries, Inc.	123	24,709
Huntsman Corp.	835	20,683
Hutchison Port Holdings Trust	111,300	45,076
Hyundai Department Store Co. Ltd.	252	23,933
Ibiden Co. Ltd.	1,600	28,164
Idemitsu Kosan Co. Ltd.	1,100	35,169
IHI Corp.	1,000	3,386

8	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
INC Research Holdings, Inc., Class A	353	$15,885
Inchcape PLC	5,599	61,939
Indivior PLC	3,793	16,464
Indra Sistemas SA	1,885	25,797
ING Groep NV	1,326	21,613
Innogy SE	131	4,816
Intermediate Capital Group PLC	528	5,344
Interpublic Group of Cos., Inc.	1,067	25,149
Investor AB, B Shares	492	22,480
Investors Bancorp, Inc.	579	8,019
Ipsen SA	396	46,104
ITV PLC	4,135	11,246
Jabil Circuit, Inc.	673	19,530
Jack Henry & Associates, Inc.	13	1,260
Jeronimo Martins SGPS SA	808	14,828
JFE Holdings, Inc.	100	1,706
John Wiley & Sons, Inc., Class A	37	1,950
JTEKT Corp.	300	4,732
Kagome Co. Ltd.	1,500	40,870
Kajima Corp.	3,000	20,371
Kakaku.com, Inc.	2,300	33,192
Kaken Pharmaceutical Co. Ltd.	200	11,879
KBR, Inc.	42	590
Kellogg Co.	254	18,034
Kemira OYJ	1,119	14,314
Kennametal, Inc.	339	14,096
Kia Motors Corp.	1,420	43,468
Klepierre	244	9,577
Konami Holdings Corp.	900	37,465
Koninklijke Philips NV	1,643	56,737
KT&G Corp.	120	10,701
Kuehne + Nagel International AG	86	13,006
Kuraray Co. Ltd.	2,300	37,120
Kurita Water Industries Ltd.	1,400	36,152
KYORIN Holdings, Inc.	1,300	27,234
La Quinta Holdings, Inc.	315	4,445
Landstar System, Inc.	190	16,235
LANXESS AG	54	3,899
Lee & Man Paper Manufacturing Ltd.	4,000	3,132
Leggett & Platt, Inc.	569	29,895
Lennox International, Inc.	251	41,513
Lenovo Group Ltd.	20,000	12,787
Lenzing AG	44	8,205
Leroy Seafood Group ASA	44	2,213
LG Corp.	74	4,396
LG Display Co. Ltd.	1,591	40,997
LG Electronics, Inc.	166	10,077
LG Uplus Corp.	6,380	81,067
Liberty Property Trust	311	12,617
Lotte Chemical Corp.	70	21,014
LyondellBasell Industries NV, Class A	579	49,076
Macy’s, Inc.	613	17,912
Magellan Health, Inc.	15	1,032
Man Strategic Holdings PLC	11,316	22,520
Manhattan Associates, Inc.	406	18,956
Mapletree Industrial Trust	18,200	23,316
Marathon Petroleum Corp.	37	1,885
Marks & Spencer Group PLC	7,036	33,394
Marubeni Corp.	9,500	58,556
Marui Group Co. Ltd.	800	10,956
Maruichi Steel Tube Ltd.	100	2,836
Matsui Securities Co. Ltd.	1,700	13,858
Matsumotokiyoshi Holdings Co. Ltd.	600	30,092
McDonald’s Corp.	143	20,010
McKesson Corp.	85	11,755
Mebuki Financial Group, Inc.	3,700	14,518

	Shares	Value
Reference Entity — Long
Merck & Co., Inc.	52	$3,241
Metropole Television SA	1,495	34,033
Mettler-Toledo International, Inc.	9	4,621
MFA Financial, Inc.	2,905	24,141
Micron Technology, Inc.	259	7,167
Minerals Technologies, Inc.	98	7,713
Mitchells & Butlers PLC	6,542	22,462
Mitsubishi Materials Corp.	300	8,933
Mitsui & Co. Ltd.	400	5,648
Mixi, Inc.	300	16,642
Mizuho Financial Group, Inc.	3,400	6,215
Modern Times Group MTG AB, B Shares	178	5,804
Molina Healthcare, Inc.	522	25,990
MSCI, Inc.	125	12,540
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	250	47,930
Murphy Oil Corp.	841	22,017
Nabors Industries Ltd.	251	2,595
National Beverage Corp.	156	13,820
National Fuel Gas Co.	241	13,347
NCR Corp.	310	12,787
NEC Corp.	12,000	29,838
NetEase, Inc. — ADR	19	5,042
Newmont Mining Corp.	313	10,583
Nine Dragons Paper Holdings Ltd.	26,000	28,040
Nippon Paper Industries Co. Ltd.	1,900	35,921
Nippon Telegraph & Telephone Corp.	400	17,142
Nippon Yusen KK	4,000	8,042
NiSource, Inc.	626	15,180
Nissan Motor Co. Ltd.	700	6,668
Nisshinbo Holdings, Inc.	900	9,200
Noble Energy, Inc.	318	10,281
Nordson Corp.	66	8,263
Nordstrom, Inc.	481	23,218
NOW, Inc.	720	12,247
Nu Skin Enterprises, Inc., Class A	28	1,546
Nuance Communications, Inc.	80	1,431
NVR, Inc.	1	2,111
Obayashi Corp.	2,800	27,185
Oesterreichische Post AG	14	594
Omega Healthcare Investors, Inc.	336	11,088
Omnicom Group, Inc.	41	3,367
OMV AG	1,747	80,469
ONEOK, Inc.	72	3,788
Oracle Corp. Japan	400	23,046
O’Reilly Automotive, Inc.	27	6,700
ORIX Corp.	2,000	30,565
Oshkosh Corp.	135	9,368
Otsuka Corp.	700	37,496
Owens-Illinois, Inc.	970	21,165
Packaging Corp. of America	213	21,040
Panalpina Welttransport Holding AG	222	29,364
Paramount Group, Inc.	413	6,773
Parker-Hannifin Corp.	40	6,432
Partners Group Holding AG	14	8,463
PepsiCo, Inc.	374	42,367
Persimmon PLC	995	30,022
Petrofac Ltd.	4,325	45,581
Peugeot SA	239	5,011
Pinnacle West Capital Corp.	369	31,398
PNM Resources, Inc.	438	16,315
Pola Orbis Holdings, Inc.	400	9,237
PolyOne Corp.	110	4,313
Popular, Inc.	301	12,615
Potlatch Corp.	87	3,919
Pou Chen Corp.	4,000	5,600

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	9

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
PRA Health Sciences, Inc.	189	$12,088
President Chain Store Corp.	5,000	43,512
Prestige Brands Holdings, Inc.	45	2,583
PrivateBancorp, Inc.	25	1,444
Prudential PLC	747	16,579
Prysmian SpA	2,172	62,681
PVH Corp.	61	6,163
QinetiQ Group PLC	31,946	121,570
Quest Diagnostics, Inc.	19	2,005
Radian Group, Inc.	36	608
Raymond James Financial, Inc.	245	18,257
Regency Centers Corp.	155	9,793
Renault SA	26	2,425
Rightmove PLC	564	30,578
Rockwell Automation, Inc.	212	33,358
Rohm Co. Ltd.	300	21,068
Rohto Pharmaceutical Co. Ltd.	300	5,601
Ross Stores, Inc.	64	4,160
Rowan Cos. PLC, Class A	1,226	17,250
RTL Group SA	146	11,316
Saga PLC	1,742	4,729
Samsung Electronics Co. Ltd.	46	90,180
Sandvik AB	82	1,315
Sanmina Corp.	47	1,751
SCANA Corp.	95	6,299
Schaeffler AG, Preference Shares	2,370	40,877
Schroders PLC	44	1,817
SCOR SE	567	22,429
Seagate Technology PLC	106	4,466
Secom Co. Ltd.	100	7,262
Sega Sammy Holdings, Inc.	700	9,399
Seino Holdings Co. Ltd.	2,000	23,164
Seven & i Holdings Co. Ltd.	100	4,223
Shanghai Industrial Holdings Ltd.	26,000	82,255
Sherwin-Williams Co.	107	35,811
Shimamura Co. Ltd.	300	41,059
Shimizu Corp.	4,000	38,360
Shionogi & Co. Ltd.	800	41,198
Showa Denko KK	600	11,460
Showa Shell Sekiyu KK	300	2,897
Siemens AG	185	26,537
Simon Property Group, Inc.	43	7,106
Singapore Technologies Engineering Ltd.	41,900	113,662
Six Flags Entertainment Corp.	32	2,004
SJM Holdings Ltd.	64,000	62,044
SK Holdings Co. Ltd.	13	2,769
SK Hynix, Inc.	414	19,613
Skanska AB, B Shares	968	23,137
Skylark Co. Ltd.	3,300	49,909
Southwest Gas Holdings, Inc.	308	25,798
Spectris PLC	338	12,083
Spirit AeroSystems Holdings, Inc., Class A	1,035	59,161
Square Enix Holdings Co. Ltd.	300	8,638
Stagecoach Group PLC	1,149	3,031
Stanley Black & Decker, Inc.	5	681
Steel Dynamics, Inc.	524	18,937
Sumitomo Chemical Co. Ltd.	4,000	22,574
Sumitomo Corp.	7,200	96,216
Sundrug Co. Ltd.	200	7,014
Suntec Real Estate Investment Trust	28,700	36,344
Swedish Match AB	3,021	99,622
Swisscom AG	137	59,743
Synopsys, Inc.	35	2,579
T. Rowe Price Group, Inc.	181	12,831
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	51,535

	Shares	Value
Reference Entity — Long
Target Corp.	331	$18,486
TDC A/S	667	3,578
Tech Data Corp.	68	6,504
TechnipFMC PLC	393	11,841
Tecnicas Reunidas SA	580	22,922
Teijin Ltd.	2,700	52,314
Teleflex, Inc.	85	17,586
Tencent Holdings Ltd.	200	6,267
Tenneco, Inc.	16	1,008
Tesco PLC	1,097	2,603
Tetra Tech, Inc.	447	19,646
Thomas Cook Group PLC	8,984	11,138
Thor Industries, Inc.	59	5,675
Tieto OYJ	1,458	45,717
TJX Cos., Inc.	433	34,051
Tokyu Corp.	1,000	7,163
Toro Co.	775	50,313
Toyo Suisan Kaisha Ltd.	1,000	37,558
Toyo Tire & Rubber Co. Ltd.	300	5,277
Toyota Tsusho Corp.	1,700	53,674
Transocean Ltd.	2,041	22,512
Ube Industries Ltd.	9,000	20,923
Unibail-Rodamco SE	43	10,558
UNIQA Insurance Group AG	1,559	13,009
United States Cellular Corp.	17	666
United Therapeutics Corp.	236	29,665
Univar, Inc.	336	10,030
UPM-Kymmene OYJ	110	2,898
USS Co. Ltd.	100	1,769
Valero Energy Corp.	175	11,307
Vantiv, Inc., Class A	322	19,977
Vedanta Resources PLC	565	5,057
Veolia Environnement SA	195	3,711
VeriSign, Inc.	10	889
Vestas Wind Systems A/S	7	602
Vinci SA	62	5,285
Vishay Intertechnology, Inc.	2,606	42,608
VMware, Inc., Class A	10	941
Volkswagen AG, Preference Shares	7	1,111
Vontobel Holding AG	767	45,172
Vornado Realty Trust	84	8,084
WABCO Holdings, Inc.	18	2,140
Weibo Corp. — ADR	430	24,020
Wendy’s Co.	890	13,119
Wereldhave NV	415	19,109
Western Alliance Bancorp	66	3,161
WH Smith PLC	258	5,909
Wharf Holdings Ltd.	1,000	8,526
Wheelock & Co. Ltd.	1,000	7,789
Wolseley PLC	7	445
World Fuel Services Corp.	83	3,057
Worthington Industries, Inc.	421	18,314
WPX Energy, Inc.	214	2,553
WW Grainger, Inc.	36	6,937
Wyndham Worldwide Corp.	384	36,599
Xerox Corp.	2,426	17,443
Yamazaki Baking Co. Ltd.	1,400	29,549
Yangzijiang Shipbuilding Holdings Ltd.	64,800	53,243
Yara International ASA	428	15,915
Yokohama Rubber Co. Ltd.	100	1,964
Yue Yuen Industrial Holdings Ltd.	6,500	25,696
Yuhan Corp.	51	10,390

10	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Yum China Holdings, Inc.	3,637	$124,094
Total Reference Entity — Long		8,998,594

	Shares	Value
Reference Entity — Short
AAC Technologies Holdings, Inc.	(5,500)	(80,624)
AAK AB	(75)	(5,368)
ABIOMED, Inc.	(93)	(12,120)
ACADIA Pharmaceuticals, Inc.	(109)	(3,742)
Accor SA	(1,598)	(72,868)
Acuity Brands, Inc.	(20)	(3,522)
Advisory Board Co.	(412)	(21,053)
Aggreko PLC	(748)	(8,598)
AIA Group Ltd.	(5,200)	(35,991)
Air Liquide SA	(889)	(107,112)
Aisin Seiki Co. Ltd.	(300)	(14,693)
AK Steel Holding Corp.	(790)	(5,009)
Albemarle Corp.	(124)	(13,505)
Alexandria Real Estate Equities, Inc.	(141)	(15,864)
Alexion Pharmaceuticals, Inc.	(6)	(767)
Allegiant Travel Co.	(73)	(10,614)
ALLETE, Inc.	(450)	(31,460)
Allscripts Healthcare Solutions, Inc.	(938)	(11,228)
Almirall SA	(267)	(4,821)
Altice NV, Class A	(3,099)	(76,998)
Amec Foster Wheeler PLC	(125)	(878)
American Homes 4 Rent, Class A	(115)	(2,651)
AMETEK, Inc.	(981)	(56,113)
Amphenol Corp., Class A	(851)	(61,536)
Apple Inc.	(237)	(34,045)
AptarGroup, Inc.	(114)	(9,154)
Aqua America, Inc.	(808)	(26,737)
Aramark	(517)	(18,881)
ArcelorMittal	(3,932)	(30,899)
Aryzta AG	(521)	(16,915)
Ashtead Group PLC	(806)	(17,003)
Asics Corp.	(800)	(14,159)
ASM Pacific Technology Ltd.	(300)	(4,466)
Asustek Computer, Inc.	(4,000)	(39,297)
athenahealth, Inc.	(13)	(1,274)
Atresmedia Corp. de Medios de Comunicacion SA	(30)	(376)
Avnet, Inc.	(52)	(2,012)
B&G Foods, Inc.	(446)	(18,732)
Banca Popolare di Sondrio SCPA	(1,451)	(5,406)
Banco de Sabadell SA	(1,031)	(1,983)
Bank of Kyoto Ltd.	(2,000)	(15,839)
Barry Callebaut AG	(33)	(45,320)
BB&T Corp.	(292)	(12,609)
Beijing Enterprises Water Group Ltd.	(116,000)	(88,774)
Belden, Inc.	(154)	(10,734)
Bio-Techne Corp.	(139)	(14,884)
Black Hills Corp.	(223)	(15,168)
Bluebird Bio, Inc.	(367)	(32,645)
BOC Hong Kong Holdings Ltd.	(6,000)	(24,657)
Bollore SA	(2,415)	(9,826)
Boston Beer Co., Inc., Class A	(13)	(1,877)
Brilliance China Automotive Holdings Ltd.	(26,000)	(43,555)
British Land Co. PLC	(1,890)	(16,071)
Brookdale Senior Living, Inc.	(154)	(2,000)
Bunge Ltd.	(51)	(4,030)
CACI International, Inc., Class A	(31)	(3,658)
Calbee, Inc.	(400)	(13,985)

	Shares	Value
Reference Entity — Short
Calpine Corp.	(989)	$(10,088)
CapitaLand Ltd.	(8,200)	(22,033)
Catcher Technology Co. Ltd.	(2,000)	(20,539)
Caterpillar, Inc.	(151)	(15,441)
Cathay Financial Holding Co. Ltd.	(1,000)	(1,603)
Centene Corp.	(240)	(17,856)
Cerner Corp.	(260)	(16,835)
CF Industries Holdings, Inc.	(141)	(3,770)
Cheung Kong Infrastructure Holdings Ltd.	(10,000)	(87,546)
Chiba Bank Ltd.	(1,000)	(6,699)
China Development Financial Holding Corp.	(163,000)	(44,963)
China Everbright International Ltd.	(728)	—
China Everbright International Ltd.	(59,000)	(79,682)
China Galaxy Securities Co. Ltd., H Shares	(28,500)	(25,974)
China Gas Holdings Ltd.	(22,000)	(34,491)
China Life Insurance Co. Ltd., H Shares	(21,000)	(63,888)
China Medical System Holdings Ltd.	(3,000)	(5,178)
China Mengniu Dairy Co. Ltd.	(12,000)	(23,183)
China Merchants Bank Co. Ltd., H Shares	(6,000)	(15,546)
China Merchants Port Holdings Co. Ltd.	(6,000)	(17,143)
China Pacific Insurance Group Co. Ltd., H Shares	(8,800)	(32,467)
China Steel Corp.	(6,000)	(4,808)
China Taiping Insurance Holdings Co. Ltd.	(19,200)	(47,803)
Chr Hansen Holding A/S	(579)	(39,010)
Chugoku Bank Ltd.	(300)	(4,457)
Chunghwa Telecom Co. Ltd.	(37,000)	(125,159)
Cie d’Entreprises CFE	(68)	(9,910)
CITIC Ltd.	(124,000)	(179,801)
CITIC Securities Co. Ltd., H Shares	(9,500)	(19,913)
City Developments Ltd.	(2,400)	(18,520)
CJ Korea Express Corp.	(218)	(31,865)
Cliffs Natural Resources, Inc.	(448)	(3,011)
CNO Financial Group, Inc.	(1,035)	(21,807)
Cognex Corp.	(79)	(6,742)
Colfax Corp.	(672)	(27,196)
Columbia Sportswear Co.	(244)	(13,815)
Community Bank System, Inc.	(85)	(4,756)
Concordia Financial Group Ltd.	(500)	(2,300)
COSMO Pharmaceuticals NV	(178)	(28,874)
Coty, Inc., Class A	(451)	(8,050)
Credit Suisse Group AG	(2,254)	(34,376)
Cree, Inc.	(1,005)	(21,989)
Crown Castle International Corp.	(163)	(15,420)
Dah Sing Financial Holdings Ltd.	(400)	(3,032)
Daifuku Co. Ltd.	(2,000)	(50,555)
Daikin Industries Ltd.	(200)	(19,445)
Danaher Corp.	(189)	(15,749)
Darling Ingredients, Inc.	(56)	(847)
Davide Campari-Milano SpA	(755)	(8,927)
DBS Group Holdings Ltd.	(2,200)	(30,383)
Deckers Outdoor Corp.	(111)	(6,614)
Delta Electronics, Inc.	(13,000)	(73,174)
DeNA Co. Ltd.	(300)	(6,431)
Deutsche Bank AG	(1,950)	(35,063)
DexCom, Inc.	(8)	(624)
Diebold Nixdorf, Inc.	(1,370)	(38,634)
Disco Corp.	(100)	(15,818)
DMG Mori AG	(15)	(817)
Drillisch AG	(643)	(34,462)
Ebro Foods SA	(170)	(3,797)
Eclat Textile Co. Ltd.	(531)	(5,808)
Elekta AB, B Shares	(1,293)	(13,499)
Elia System Operator SA/NV	(661)	(35,060)
Emmi AG	(18)	(13,143)
ENN Energy Holdings Ltd.	(2,000)	(10,842)
Envision Healthcare Corp.	(48)	(2,689)

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	11

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
EPAM Systems, Inc.	(696)	$(53,592)
Eversource Energy	(269)	(15,979)
Expedia, Inc.	(23)	(3,076)
Extra Space Storage, Inc.	(70)	(5,287)
Fabege AB	(985)	(16,962)
Fairmount Santrol Holdings, Inc.	(1,509)	(7,786)
FamilyMart UNY Holdings Co. Ltd.	(200)	(11,305)
Far EasTone Telecommunications Co. Ltd.	(23,000)	(56,639)
Fidelity National Information Services, Inc.	(364)	(30,645)
First Financial Bankshares, Inc.	(309)	(12,345)
FLIR Systems, Inc.	(595)	(21,854)
FNB Corp.	(53)	(755)
Forest City Realty Trust, Inc., Class A	(38)	(859)
Formosa Petrochemical Corp.	(4,000)	(13,982)
Formosa Plastics Corp.	(13,000)	(39,063)
Fortum OYJ	(3,263)	(47,445)
Forum Energy Technologies, Inc.	(84)	(1,420)
Fosun International Ltd.	(36,000)	(54,449)
Fraport AG Frankfurt Airport Services Worldwide	(560)	(44,057)
Fresnillo PLC	(2,769)	(52,063)
Fubon Financial Holding Co. Ltd.	(2,000)	(3,131)
Fuji Oil Holdings, Inc.	(1,000)	(23,464)
Galenica AG	(29)	(31,511)
Galp Energia SGPS SA	(2,169)	(33,708)
GAM Holding AG	(464)	(5,946)
GCL-Poly Energy Holdings Ltd.	(451,000)	(54,437)
Genesee & Wyoming, Inc., Class A	(768)	(52,040)
Genmab A/S	(54)	(10,745)
Genuine Parts Co.	(12)	(1,104)
GEO Group, Inc.	(309)	(10,296)
GF Securities Co. Ltd., H Shares	(3,800)	(7,858)
Gjensidige Forsikring ASA	(46)	(707)
Glacier Bancorp, Inc.	(257)	(8,681)
Global Logistic Properties Ltd.	(27,700)	(57,067)
Global Payments, Inc.	(368)	(30,088)
GMO Payment Gateway, Inc.	(200)	(8,972)
Goldman Sachs Group, Inc.	(78)	(17,456)
GOME Electrical Appliances Holding Ltd.	(263,000)	(35,820)
Graco, Inc.	(64)	(6,902)
Greene King PLC	(4,127)	(40,162)
GrubHub, Inc.	(311)	(13,367)
GS Retail Co. Ltd.	(654)	(30,514)
Guidewire Software, Inc.	(20)	(1,230)
Gulfport Energy Corp.	(1,973)	(31,331)
H2O Retailing Corp.	(900)	(15,276)
Haitong Securities Co. Ltd., H Shares	(3,600)	(5,936)
Halma PLC	(171)	(2,332)
Hanesbrands, Inc.	(385)	(8,397)
Hang Lung Properties Ltd.	(2,000)	(5,240)
Hang Seng Bank Ltd.	(700)	(14,179)
HCP, Inc.	(789)	(24,735)
Healthcare Services Group, Inc.	(310)	(14,232)
HeidelbergCement AG	(357)	(33,050)
Hikma Pharmaceuticals PLC	(2,752)	(69,051)
Hillenbrand, Inc.	(265)	(9,779)
Hilton Grand Vacations, Inc.	(67)	(2,242)
Hitachi Metals Ltd.	(400)	(5,602)
Hokuhoku Financial Group, Inc.	(100)	(1,571)
Howard Hughes Corp.	(58)	(7,140)
Huatai Securities Co. Ltd., H Shares	(4,400)	(8,520)
Hubbell, Inc.	(105)	(11,879)
Huhtamaki OYJ	(126)	(4,884)
Huntington Bancshares, Inc.	(421)	(5,414)
Iida Group Holdings Co. Ltd.	(800)	(12,741)
Iliad SA	(472)	(114,566)
IMAX Corp.	(986)	(30,073)

	Shares	Value
Reference Entity — Short
IMMOFINANZ AG	(14,757)	$(30,677)
Incyte Corp.	(32)	(3,977)
Industria de Diseno Textil SA	(913)	(34,987)
Inmarsat PLC	(1,232)	(13,030)
Insulet Corp.	(197)	(8,552)
Integra LifeSciences Holdings Corp.	(377)	(17,331)
International Flavors & Fragrances, Inc.	(32)	(4,435)
Intrexon Corp.	(1,016)	(21,173)
Iron Mountain, Inc.	(323)	(11,227)
Isuzu Motors Ltd.	(200)	(2,718)
Itoham Yonekyu Holdings, Inc.	(1,700)	(15,712)
JD.com, Inc. — ADR	(27)	(947)
JGC Corp.	(500)	(8,731)
JM Smucker Co.	(91)	(11,531)
JXTG Holdings, Inc.	(1,000)	(4,512)
Kansai Paint Co. Ltd.	(600)	(13,282)
Kawasaki Kisen Kaisha Ltd.	(1,000)	(2,629)
KEPCO Plant Service & Engineering Co. Ltd.	(992)	(50,011)
Keysight Technologies, Inc.	(122)	(4,566)
Kilroy Realty Corp.	(37)	(2,610)
Kirby Corp.	(433)	(30,570)
Kite Realty Group Trust	(108)	(2,199)
Knight Transportation, Inc.	(70)	(2,401)
Krones AG	(166)	(19,709)
Kubota Corp.	(400)	(6,301)
L Brands, Inc.	(76)	(4,014)
Ladbrokes Coral Group PLC	(17,477)	(29,631)
Lamb Weston Holdings, Inc.	(197)	(8,225)
Las Vegas Sands Corp.	(20)	(1,180)
Legg Mason, Inc.	(115)	(4,299)
Lennar Corp., Class A	(766)	(38,683)
Liberty Broadband Corp., Class C	(56)	(5,105)
Liberty Interactive Corp. QVC Group, Class A	(576)	(12,200)
Linde AG	(99)	(17,789)
Lithia Motors, Inc., Class A	(254)	(24,270)
Lloyds Banking Group PLC	(10,980)	(9,866)
LPL Financial Holdings, Inc.	(96)	(4,036)
Lululemon Athletica, Inc.	(362)	(18,824)
M3, Inc.	(3,300)	(84,362)
Macerich Co.	(282)	(17,605)
Macquarie Infrastructure Corp.	(608)	(49,473)
Man Wah Holdings Ltd.	(18,400)	(15,237)
Marriott International, Inc., Class A	(360)	(33,991)
Martin Marietta Materials, Inc.	(162)	(35,671)
Mazda Motor Corp.	(200)	(2,954)
MediaTek, Inc.	(6,000)	(43,129)
MEDNAX, Inc.	(421)	(25,412)
Mega Financial Holding Co. Ltd.	(103,000)	(82,688)
Melco Resorts & Entertainment Ltd. — ADR	(1,032)	(22,652)
Mercury General Corp.	(253)	(15,557)
MetLife, Inc.	(707)	(36,630)
MGM China Holdings Ltd.	(14,000)	(31,847)
Microchip Technology, Inc.	(113)	(8,541)
MINEBEA MITSUMI, Inc.	(1,500)	(21,700)
Minth Group Ltd.	(4,000)	(14,844)
Mirae Asset Daewoo Co. Ltd.	(2,889)	(22,609)
MISUMI Group, Inc.	(100)	(1,895)
Mitsubishi UFJ Financial Group, Inc.	(2,200)	(13,940)
Molson Coors Brewing Co., Class B	(233)	(22,342)
MonotaRO Co. Ltd.	(2,500)	(81,366)
Moody’s Corp.	(75)	(8,874)
Morningstar, Inc.	(200)	(14,626)
MSA Safety, Inc.	(103)	(8,019)
Nan Ya Plastics Corp.	(16,000)	(38,540)
National Grid PLC	(3,552)	(45,992)
National Instruments Corp.	(36)	(1,257)

12	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Navient Corp.	(496)	$(7,539)
New China Life Insurance Co. Ltd., H Shares	(800)	(3,952)
New Jersey Resources Corp.	(674)	(27,196)
New World Development Co. Ltd.	(7,000)	(8,705)
NGK Spark Plug Co. Ltd.	(1,000)	(21,687)
Nipro Corp.	(200)	(3,035)
Nishi-Nippon Financial Holdings, Inc.	(100)	(954)
Nishi-Nippon Railroad Co. Ltd.	(1,000)	(4,230)
Nitto Denko Corp.	(100)	(7,530)
NOK Corp.	(200)	(4,767)
Nokia OYJ	(18,334)	(104,813)
Nokian Renkaat OYJ	(1,546)	(66,448)
Novatek Microelectronics Corp.	(2,000)	(7,686)
Oasis Petroleum, Inc.	(378)	(4,513)
Oceaneering International, Inc.	(89)	(2,349)
OCI NV	(1,983)	(38,586)
Ono Pharmaceutical Co. Ltd.	(1,700)	(35,065)
OPKO Health, Inc.	(4,198)	(32,618)
Orient Overseas International Ltd.	(1,000)	(5,338)
Ormat Technologies, Inc.	(123)	(7,264)
Otsuka Holdings Co. Ltd.	(100)	(4,606)
Palo Alto Networks, Inc.	(32)	(3,469)
Park24 Co. Ltd.	(100)	(2,580)
PDC Energy, Inc.	(163)	(9,002)
Pebblebrook Hotel Trust	(390)	(11,606)
PG&E Corp.	(47)	(3,151)
PICC Property & Casualty Co. Ltd., H Shares	(2,000)	(3,215)
Porsche Automobil Holding SE, Preference Shares	(451)	(26,395)
PPL Corp.	(766)	(29,192)
PRA Group, Inc.	(58)	(1,868)
Progressive Corp.	(263)	(10,446)
Proofpoint, Inc.	(41)	(3,090)
Public Storage	(34)	(7,119)
PulteGroup, Inc.	(305)	(6,914)
Quintiles IMS Holdings, Inc.	(25)	(2,107)
Rakuten, Inc.	(6,200)	(63,513)
Randgold Resources Ltd.	(62)	(5,454)
Regeneron Pharmaceuticals, Inc.	(50)	(19,425)
ResMed, Inc.	(125)	(8,499)
Resorttrust, Inc.	(2,400)	(41,310)
RLI Corp.	(14)	(801)
RLJ Lodging Trust	(422)	(9,069)
Rockwell Collins, Inc.	(197)	(20,506)
Rollins, Inc.	(84)	(3,262)
Roper Technologies, Inc.	(334)	(73,046)
Royal Bank of Scotland Group PLC	(13,023)	(44,710)
Royal Gold, Inc.	(96)	(6,785)
RPC Group PLC	(8,447)	(88,735)
Sabre Corp.	(1,133)	(26,523)
salesforce.com, Inc.	(684)	(58,906)
Salvatore Ferragamo SpA	(166)	(5,316)
Sands China Ltd.	(1,600)	(7,247)
Santen Pharmaceutical Co. Ltd.	(500)	(7,035)
Sawai Pharmaceutical Co. Ltd.	(100)	(5,464)
Scotts Miracle-Gro Co.	(44)	(4,250)
SEI Investments Co.	(178)	(9,026)
Sekisui House Ltd.	(1,700)	(28,240)
Semiconductor Manufacturing International Corp.	(7,000)	(8,843)
Serco Group PLC	(8,290)	(12,406)
Service Corp. International	(313)	(10,085)
ServiceMaster Global Holdings, Inc.	(751)	(28,613)
Shimano, Inc.	(200)	(30,609)
Shin Kong Financial Holding Co. Ltd.	(118,000)	(31,448)
Shin-Etsu Chemical Co. Ltd.	(300)	(26,075)
Sino-Ocean Group Holding Ltd.	(41,000)	(20,000)

	Shares	Value
Reference Entity — Short
SinoPac Financial Holdings Co. Ltd.	(16,000)	$(4,889)
Skechers U.S.A., Inc., Class A	(218)	(5,505)
Sky PLC	(435)	(5,588)
Skyworks Solutions, Inc.	(94)	(9,376)
SOHO China Ltd.	(73,000)	(39,776)
South Jersey Industries, Inc.	(728)	(27,315)
Spirit Airlines, Inc.	(485)	(27,776)
Sprint Corp.	(288)	(2,601)
Sprouts Farmers Market, Inc.	(274)	(6,113)
Standard Life PLC	(2,524)	(11,880)
Starbucks Corp.	(409)	(24,565)
Start Today Co. Ltd.	(400)	(8,535)
Sumco Corp.	(2,700)	(47,265)
Sunac China Holdings Ltd.	(30,000)	(39,071)
Sunstone Hotel Investors, Inc.	(489)	(7,281)
Suntory Beverage & Food Ltd.	(700)	(31,538)
SVB Financial Group	(14)	(2,463)
Swedish Orphan Biovitrum AB	(2,009)	(31,016)
Swire Pacific Ltd., Class A	(5,500)	(53,036)
Swire Properties Ltd.	(4,400)	(14,751)
Synchrony Financial	(154)	(4,281)
Taiheiyo Cement Corp.	(5,000)	(16,616)
Taiwan Cement Corp.	(4,000)	(4,652)
Taiwan Mobile Co. Ltd.	(18,000)	(66,459)
Takara Holdings, Inc.	(200)	(2,144)
Taubman Centers, Inc.	(182)	(11,384)
Technicolor SA	(2,359)	(11,978)
Teledyne Technologies, Inc.	(95)	(12,809)
Temenos Group AG	(147)	(12,724)
TESARO, Inc.	(19)	(2,804)
Texas Capital Bancshares, Inc.	(114)	(8,675)
thyssenkrupp AG	(325)	(7,745)
Tobu Railway Co. Ltd.	(2,000)	(10,144)
TomTom NV	(3,855)	(39,195)
Toshiba Corp.	(7,000)	(14,120)
Total System Services, Inc.	(50)	(2,866)
Toyota Industries Corp.	(300)	(14,944)
Tractor Supply Co.	(244)	(15,106)
TreeHouse Foods, Inc.	(396)	(34,690)
TRI Pointe Group, Inc.	(353)	(4,395)
Tribune Media Co., Class A	(56)	(2,047)
TripAdvisor, Inc.	(153)	(6,886)
Triumph Group, Inc.	(233)	(6,105)
Twitter, Inc.	(3,067)	(50,544)
U.S. Silica Holdings, Inc.	(533)	(22,120)
UCB SA	(213)	(16,624)
Ultimate Software Group, Inc.	(136)	(27,563)
Umpqua Holdings Corp.	(556)	(9,824)
Under Armour, Inc., Class A	(39)	(838)
Under Armour, Inc., Class C	(855)	(16,596)
United States Steel Corp.	(141)	(3,147)
Universal Display Corp.	(323)	(28,860)
USG Corp.	(19)	(576)
Valiant Holding AG	(59)	(6,772)
Veeva Systems, Inc., Class A	(206)	(11,046)
VeriFone Systems, Inc.	(83)	(1,539)
Vertex Pharmaceuticals, Inc.	(49)	(5,797)
VF Corp.	(337)	(18,410)
Viacom, Inc., Class B	(63)	(2,681)
ViaSat, Inc.	(717)	(45,909)
Vipshop Holdings Ltd. — ADR	(300)	(4,161)
Vivendi SA	(173)	(3,431)
Watsco, Inc.	(66)	(9,161)
Webster Financial Corp.	(399)	(20,273)
Welbilt, Inc.	(406)	(8,323)
Wells Fargo & Co.	(590)	(31,766)

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	13

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Welltower, Inc.	(122)	$(8,716)
Western Digital Corp.	(85)	(7,571)
WEX, Inc.	(6)	(609)
Weyerhaeuser Co.	(996)	(33,734)
White Mountains Insurance Group Ltd.	(1)	(859)
Whiting Petroleum Corp.	(649)	(5,387)
William Demant Holding A/S	(1,959)	(44,837)
WR Grace & Co.	(21)	(1,464)
Wynn Macau Ltd.	(15,200)	(33,319)
Yamada Denki Co. Ltd.	(3,500)	(18,381)
Yaskawa Electric Corp.	(1,700)	(32,494)
Zardoya Otis SA	(612)	(5,664)
Zimmer Biomet Holdings, Inc.	(71)	(8,495)
Total Reference Entity — Short		(8,095,494)
Net Value of Reference Entity — Bank of America N.A.		$903,100

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration dates 2/09/18 - 2/14/18:

	Shares	Value
Reference Entity — Long
Aaron’s, Inc.	534	$19,192
ABB Ltd.	619	15,168
Abbott Laboratories	114	4,975
AbbVie, Inc.	46	3,033
Accenture PLC, Class A	106	12,858
ACS Actividades de Construccion y Servicios SA	293	10,856
Activision Blizzard, Inc.	147	7,681
Adient PLC	27	1,986
Ageas	494	20,227
Ajinomoto Co., Inc.	1,800	35,075
Akzo Nobel NV	619	54,139
Alfresa Holdings Corp.	200	3,612
Allianz SE	209	39,789
Allison Transmission Holdings, Inc.	128	4,951
Allreal Holding AG	51	8,775
Altran Technologies SA	257	4,312
Amada Holdings Co. Ltd.	300	3,567
American Airlines Group, Inc.	87	3,708
American Electric Power Co., Inc.	356	24,147
Ameriprise Financial, Inc.	55	7,032
Amgen, Inc.	38	6,206
Analog Devices, Inc.	171	13,030
Anhui Conch Cement Co. Ltd., H Shares	500	1,748
Aon PLC	43	5,153
Aozora Bank Ltd.	3,000	10,931
Apache Corp.	476	23,153
Apple Hospitality REIT, Inc.	97	1,817
Applied Industrial Technologies, Inc.	366	23,424
Archer-Daniels-Midland Co.	67	3,065
Ascendas Real Estate Investment Trust	2,100	3,849
Aspen Insurance Holdings Ltd.	239	12,512
ASR Nederland NV	551	16,302
AT&T, Inc.	16	634
Atlas Copco AB, Class A	339	12,663
AU Optronics Corp.	208,000	86,446
Aurubis AG	370	25,858
Autodesk, Inc.	30	2,702
Autogrill SpA	937	10,656
AVX Corp.	33	558
Axis Capital Holdings Ltd.	342	22,538
BAE Systems PLC	308	2,502

	Shares	Value
Reference Entity — Long
Banca Mediolanum SpA	643	$4,918
Bankinter SA	2,448	21,550
Barratt Developments PLC	2,608	19,569
Beazley PLC	3,649	20,789
Bed Bath & Beyond, Inc.	831	32,201
Beiersdorf AG	89	8,851
Berendsen PLC	3,360	36,481
Berry Global Group, Inc.	277	13,850
Biogen, Inc.	46	12,476
Bioverativ, Inc.	231	13,585
BKW AG	113	6,120
Booz Allen Hamilton Holding Corp.	806	28,960
bpost SA	2,781	66,655
Brixmor Property Group, Inc.	81	1,600
Brown & Brown, Inc.	126	5,405
Brunswick Corp.	15	851
Burberry Group PLC	409	8,547
Buzzi Unicem SpA	1,105	28,395
CA, Inc.	828	27,183
Cabot Oil & Gas Corp.	82	1,906
Cadence Design Systems, Inc.	679	22,115
Campbell Soup Co.	417	23,994
Cargotec OYJ, B Shares	315	18,769
Carlsberg A/S, Class B	56	5,588
Carnival Corp.	146	9,018
Carrefour SA	424	9,986
Cathay General Bancorp	319	12,138
Cathay Pacific Airways Ltd.	19,000	27,345
CDK Global, Inc.	224	14,562
Celanese Corp., Class A	23	2,002
Central Japan Railway Co.	300	50,313
Champion REIT	20,000	13,004
Chang Hwa Commercial Bank Ltd.	14,000	8,114
Charles River Laboratories International, Inc.	305	27,359
Cheesecake Factory, Inc.	32	2,053
Chemed Corp.	8	1,611
Chemical Financial Corp.	256	12,147
Chemours Co.	289	11,644
Chevron Corp.	325	34,677
Chicago Bridge & Iron Co. NV	29	872
Chico’s FAS, Inc.	1,977	27,322
China Life Insurance Co. Ltd.	62,000	57,729
China Vanke Co. Ltd., H Shares	8,600	21,792
Cie de Saint-Gobain	143	7,716
Cie Generale des Etablissements Michelin	1,038	135,772
Cimarex Energy Co.	11	1,283
Citizen Watch Co. Ltd.	300	1,990
CLP Holdings Ltd.	1,500	15,819
CMS Energy Corp.	318	14,437
Colgate-Palmolive Co.	364	26,223
Compal Electronics, Inc.	4,000	2,678
Compass Group PLC	1,758	35,496
Conduent, Inc.	137	2,234
Continental AG	117	26,208
Core Laboratories NV	61	6,760
Credit Agricole SA	794	11,810
CSRA, Inc.	53	1,541
Cullen/Frost Bankers, Inc.	153	14,442
Daelim Industrial Co. Ltd.	48	3,386
Daido Steel Co. Ltd.	2,000	11,136
Dai-ichi Life Holdings, Inc.	200	3,408
Danone SA	313	21,906
De’ Longhi SpA	123	3,750
Deutsche Telekom AG	57	1,000
Diamond Offshore Drilling, Inc.	1,270	18,313
DiaSorin SpA	115	8,619

14	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
DIC Corp.	100	$3,560
Digital Realty Trust, Inc.	50	5,742
Dillard’s, Inc., Class A	497	27,519
Discover Financial Services	201	12,581
Dowa Holdings Co. Ltd.	1,000	7,445
DST Systems, Inc.	69	8,495
DTE Energy Co.	419	43,823
Duke Realty Corp.	632	17,525
Dunelm Group PLC	3,012	23,660
Dunkin’ Brands Group, Inc.	100	5,586
DXC Technology Co.	13	979
East Japan Railway Co.	200	17,949
East West Bancorp, Inc.	290	15,738
Eastman Chemical Co.	207	16,508
Edwards Lifesciences Corp.	27	2,961
Electrocomponents PLC	1,405	9,443
Electrolux AB, Class B	1,630	48,374
Electronic Arts, Inc.	47	4,457
Emerson Electric Co.	29	1,748
Energen Corp.	259	13,465
Energizer Holdings, Inc.	137	8,114
Engie SA	1,889	26,635
EOG Resources, Inc.	75	6,937
Equity LifeStyle Properties, Inc.	221	17,881
Essent Group Ltd.	608	22,502
Evercore Partners, Inc., Class A	389	28,689
Expeditors International of Washington, Inc.	650	36,459
Express Scripts Holding Co.	902	55,329
Ezaki Glico Co. Ltd.	200	10,540
F5 Networks, Inc.	328	42,355
Far Eastern New Century Corp.	9,000	7,573
Faurecia	207	10,117
Ferrari NV	206	15,497
Fifth Third Bancorp	241	5,888
FinecoBank Banca Fineco SpA	92	655
First Financial Holding Co. Ltd.	15,000	9,148
First Horizon National Corp.	324	5,945
Firstgroup PLC	24,177	42,769
Fiserv, Inc.	485	57,783
Foot Locker, Inc.	526	40,681
Forbo Holding AG	45	73,817
Fresh Del Monte Produce, Inc.	78	4,781
FTI Consulting, Inc.	30	1,038
FUJIFILM Holdings Corp.	1,500	55,672
Fujikura Ltd.	200	1,504
Fujitsu General Ltd.	1,000	21,211
Fujitsu Ltd.	10,000	62,423
Fullshare Holdings Ltd.	25,000	8,148
Gaming and Leisure Properties, Inc.	549	19,105
Garmin Ltd.	43	2,186
Geberit AG	16	7,288
General Mills, Inc.	397	22,831
General Motors Co.	1,267	43,889
Genting Singapore PLC	10,000	7,967
GlaxoSmithKline PLC	5,059	101,827
Glory Ltd.	100	3,358
Graphic Packaging Holding Co.	98	1,331
Haemonetics Corp.	96	4,020
Haier Electronics Group Co. Ltd.	7,000	16,232
Haitian International Holdings Ltd.	36,000	88,158
Hana Financial Group, Inc.	259	8,895
Hankook Tire Co. Ltd.	63	3,260
Harris Corp.	13	1,455
Heiwa Corp.	200	5,154
Helmerich & Payne, Inc.	114	6,913
Helvetia Holding AG	44	24,433

	Shares	Value
Reference Entity — Long
Henry Schein, Inc.	70	$12,166
Hess Corp.	258	12,598
Hilltop Holdings, Inc.	279	7,759
Hirose Electric Co. Ltd.	300	40,320
Hisamitsu Pharmaceutical Co., Inc.	200	10,239
Hitachi High-Technologies Corp.	300	11,976
HK Electric Investments & HK Electric Investments Ltd.	49,500	43,766
HOCHTIEF AG	385	69,336
Home BancShares, Inc.	199	5,065
Hong Kong & China Gas Co. Ltd.	5,000	9,989
Hoshizaki Corp.	400	33,373
Hua Nan Financial Holdings Co. Ltd.	5,000	2,800
Hub Group, Inc., Class A	250	9,787
Hysan Development Co. Ltd.	3,000	14,148
Hyundai Heavy Industries Co. Ltd.	342	49,591
ICADE	362	26,881
IDEXX Laboratories, Inc.	255	42,771
Imerys SA	312	26,842
Indra Sistemas SA	732	10,018
Industrivarden AB, Class C	900	20,929
Ingersoll-Rand PLC	250	22,187
Innolux Corp.	130,000	60,676
Intel Corp.	308	11,134
InterContinental Hotels Group PLC	835	44,257
InterDigital, Inc.	43	3,866
International Paper Co.	435	23,477
Intuit, Inc.	23	2,880
Ito En Ltd.	200	7,252
Itochu Techno-Solutions Corp.	400	11,646
Itron, Inc.	94	6,096
IWG PLC	1,570	6,604
Jack Henry & Associates, Inc.	10	969
Jacobs Engineering Group, Inc.	135	7,414
Japan Airlines Co. Ltd.	300	9,474
Japan Tobacco, Inc.	300	9,983
Johnson Matthey PLC	502	19,364
JSR Corp.	300	5,483
KBC Group NV	162	11,707
Kemira OYJ	712	9,108
Kerry Properties Ltd.	5,500	20,561
Kesko OYJ, B Shares	47	2,201
Kinden Corp.	1,000	15,129
KT Corp.	12	340
KT&G Corp.	52	4,637
Kuehne + Nagel International AG	554	83,784
Kuraray Co. Ltd.	200	3,228
Lagardere SCA	1,464	44,814
Lam Research Corp.	330	47,801
Lancashire Holdings Ltd.	221	1,952
Lancaster Colony Corp.	132	16,619
Landstar System, Inc.	13	1,111
LANXESS AG	239	17,257
Lee & Man Paper Manufacturing Ltd.	7,000	5,481
Li & Fung Ltd.	24,000	10,050
Lincoln Electric Holdings, Inc.	247	21,990
Link REIT	2,000	14,376
Lintec Corp.	600	13,229
Lite-On Technology Corp.	2,000	3,489
LIXIL Group Corp.	200	4,999
Loews Corp.	58	2,704
Logitech International SA	215	7,186
LogMeIn, Inc.	128	14,464
Lonza Group AG	103	21,075
Louisiana-Pacific Corp.	387	9,961
Mack-Cali Realty Corp.	159	4,301

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	15

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
ManpowerGroup, Inc.	39	$3,938
Mapfre SA	9,996	34,867
Mapletree Commercial Trust	7,100	8,105
Mapletree Logistics Trust	56,300	45,542
Marine Harvest ASA	658	10,948
Marubeni Corp.	400	2,466
Maxim Integrated Products, Inc.	409	18,057
McCormick & Co., Inc., Non-Voting Shares	236	23,576
Mediaset SpA	151	617
Medipal Holdings Corp.	700	11,598
Melexis NV	131	10,921
METRO AG	973	32,021
Metso OYJ	132	4,727
Mettler-Toledo International, Inc.	105	53,909
Microsoft Corp.	395	27,042
Mitsubishi Electric Corp.	1,300	18,143
Mitsubishi Materials Corp.	500	14,888
Mitsubishi Tanabe Pharma Corp.	2,200	44,688
Mitsui Chemicals, Inc.	7,000	35,817
Mitsui OSK Lines Ltd.	4,000	12,246
MKS Instruments, Inc.	90	7,043
Mondi PLC	1,573	40,696
MS&AD Insurance Group Holdings, Inc.	700	22,823
MSC Industrial Direct Co., Inc., Class A	317	28,381
Murphy USA, Inc.	301	20,941
NCC AB, B Shares	911	24,203
NCR Corp.	78	3,217
NetApp, Inc.	1,063	42,361
NetEase, Inc. — ADR	284	75,371
New Oriental Education & Technology Group, Inc. — ADR	904	58,344
New Residential Investment Corp.	380	6,335
New York Times Co., Class A	413	5,968
NewMarket Corp.	63	29,654
News Corp., Class A	156	1,984
Nexity SA	832	45,238
Next PLC	418	23,301
Nippon Express Co. Ltd.	1,000	5,489
Nissan Motor Co. Ltd.	500	4,763
NN Group NV	537	17,804
Norsk Hydro ASA	8,036	45,794
Northern Trust Corp.	105	9,450
Northrop Grumman Corp.	200	49,192
Novo Nordisk A/S, Class B	24	935
NSK Ltd.	200	2,735
NTT Data Corp.	500	23,217
NTT DOCOMO, Inc.	100	2,420
Nu Skin Enterprises, Inc., Class A	382	21,098
NVIDIA Corp.	5	521
Obic Co. Ltd.	200	10,805
Oesterreichische Post AG	2,335	99,134
Oji Holdings Corp.	14,000	67,760
Omron Corp.	800	33,494
ON Semiconductor Corp.	401	5,686
Orange SA	4,987	77,186
Orkla ASA	1,250	11,341
Oshkosh Corp.	37	2,567
Panera Bread Co., Class A	12	3,752
Papa John’s International, Inc.	394	31,150
PAREXEL International Corp.	149	9,511
Parker-Hannifin Corp.	6	965
Patterson-UTI Energy, Inc.	581	12,576
Paychex, Inc.	274	16,243
People’s Insurance Co. Group of China Ltd., H Shares	6,000	2,472
Philip Morris International, Inc.	233	25,826

	Shares	Value
Reference Entity — Long
Ping An Insurance Group Co. of China Ltd., H Shares	10,500	$59,034
Plantronics, Inc.	282	15,397
Playtech PLC	1,201	14,916
Pola Orbis Holdings, Inc.	800	18,474
Portland General Electric Co.	98	4,443
PostNL NV	9,349	46,323
PPG Industries, Inc.	118	12,961
Proximus SADP	1,195	36,548
PSP Swiss Property AG	224	20,083
Public Service Enterprise Group, Inc.	504	22,201
QinetiQ Group PLC	882	3,356
Qorvo, Inc.	194	13,198
Quanta Computer, Inc.	1,000	2,072
Quest Diagnostics, Inc.	466	49,168
Ralph Lauren Corp.	222	17,920
Raymond James Financial, Inc.	49	3,651
Reckitt Benckiser Group PLC	69	6,357
Red Hat, Inc.	203	17,880
RELX PLC	231	4,683
Repsol SA	4,533	71,546
Retail Properties of America, Inc., Class A	195	2,601
RHOEN-KLINIKUM AG	3,784	108,154
Ricoh Co. Ltd.	700	5,835
Rightmove PLC	944	51,180
Roche Holding AG	150	39,250
Rockwool International A/S, B Shares	58	10,618
Rohto Pharmaceutical Co. Ltd.	200	3,734
Royal Unibrew A/S	36	1,565
RPC, Inc.	275	4,997
RPM International, Inc.	255	13,403
RWE AG	223	3,694
S&P Global, Inc.	168	22,544
Salmar ASA	78	1,851
Samsung Fire & Marine Insurance Co. Ltd.	27	6,357
Sandvik AB	928	14,878
Sankyo Co. Ltd.	1,400	48,825
Sanofi	61	5,764
Sanrio Co. Ltd.	1,400	25,579
Sartorius Stedim Biotech	51	3,420
SATS Ltd.	1,100	4,011
SBI Holdings, Inc.	2,100	29,132
Science Applications International Corp.	127	9,270
SCREEN Holdings Co. Ltd.	100	7,264
Sega Sammy Holdings, Inc.	200	2,685
Selective Insurance Group, Inc.	146	7,709
Seven & i Holdings Co. Ltd.	1,300	54,904
Shiga Bank Ltd.	2,000	10,452
Showa Shell Sekiyu KK	2,000	19,316
Siemens AG	20	2,869
Singapore Airlines Ltd.	600	4,395
Singapore Technologies Engineering Ltd.	300	814
Sirius XM Holdings, Inc.	2,562	12,682
Six Flags Entertainment Corp.	35	2,191
SK Hynix, Inc.	548	25,961
SKF AB, B Shares	198	4,345
SLM Corp.	459	5,756
Smiths Group PLC	1,572	33,418
Software AG	1,198	52,710
Sompo Holdings, Inc.	600	22,674
Sotetsu Holdings, Inc.	1,000	4,650
Southwest Airlines Co.	196	11,019
Southwestern Energy Co.	600	4,506
STADA Arzneimittel AG	382	27,069
Stagecoach Group PLC	8,966	23,649

16	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Stanley Black & Decker, Inc.	163	$22,192
Staples, Inc.	175	1,710
StarHub Ltd.	31,500	62,813
STMicroelectronics NV	3,596	57,729
Stora Enso OYJ, R Shares	4,374	51,910
Stryker Corp.	112	15,273
Subaru Corp.	600	22,747
Suedzucker AG	99	2,119
Sugi Holdings Co. Ltd.	400	19,822
Sumitomo Dainippon Pharma Co. Ltd.	1,000	16,423
SunTrust Banks, Inc.	442	25,110
Suzuken Co. Ltd.	2,000	66,182
Suzuki Motor Corp.	2,500	104,507
Swiss Re AG	879	76,455
Swisscom AG	7	3,053
Sydbank A/S	196	7,129
Synopsys, Inc.	469	34,565
Synovus Financial Corp.	412	17,222
T&D Holdings, Inc.	100	1,487
Taishin Financial Holding Co. Ltd.	4,000	1,649
Taisho Pharmaceutical Holdings Co. Ltd.	500	41,140
Taiwan Cooperative Financial Holding Co. Ltd.	6,000	3,052
Takashimaya Co. Ltd.	1,000	9,208
Takeda Pharmaceutical Co. Ltd.	600	28,784
Tanger Factory Outlet Centers, Inc.	500	15,595
Target Corp.	25	1,396
Taylor Wimpey PLC	8,615	22,315
Tecnicas Reunidas SA	819	32,367
Teijin Ltd.	700	13,563
Telecom Italia SpA	14,863	13,192
Teleflex, Inc.	6	1,241
Telephone & Data Systems, Inc.	538	14,773
Telia Co. AB	14,295	58,200
Tempur Sealy International, Inc.	67	3,146
Teradyne, Inc.	1,022	36,046
Terumo Corp.	300	10,956
Tesco PLC	3,924	9,312
TGS NOPEC Geophysical Co. ASA	431	9,396
Thales SA	718	75,466
Thomas Cook Group PLC	3,022	3,746
Time, Inc.	1,174	17,845
Timken Co.	335	16,164
Tokai Rika Co. Ltd.	300	5,585
TOTO Ltd.	700	26,707
Travelers Cos., Inc.	269	32,727
Trinseo SA	732	48,605
Trustmark Corp.	366	12,159
Tupperware Brands Corp.	553	39,711
Ubisoft Entertainment SA	519	24,586
UGI Corp.	86	4,314
UMB Financial Corp.	68	4,929
Unilever NV CVA	214	11,211
UNIQA Insurance Group AG	289	2,412
United Microelectronics Corp.	198,000	79,149
United States Cellular Corp.	370	14,497
United Therapeutics Corp.	101	12,696
Unum Group	432	20,015
UOL Group Ltd.	4,100	21,236
Urban Edge Properties	231	5,891
Urban Outfitters, Inc.	189	4,324
Validus Holdings Ltd.	453	25,042
Valmont Industries, Inc.	14	2,133
Vantiv, Inc., Class A	51	3,164
Vedanta Resources PLC	390	3,490
Veolia Environnement SA	634	12,065

	Shares	Value
Reference Entity — Long
Vestas Wind Systems A/S	14	$1,205
Visteon Corp.	17	1,750
voestalpine AG	690	28,766
Vontobel Holding AG	80	4,712
VWR Corp.	685	19,358
Wal-Mart Stores, Inc.	391	29,395
Washington Federal, Inc.	1,183	39,867
Washington Real Estate Investment Trust	35	1,108
Waters Corp.	207	35,167
West Japan Railway Co.	100	6,682
Western Alliance Bancorp	105	5,029
WH Group Ltd.	37,000	33,010
WH Smith PLC	3,220	73,749
Whirlpool Corp.	19	3,528
Whole Foods Market, Inc.	149	5,419
William Hill PLC	5,813	22,086
Wolseley PLC	1,070	68,006
Wolverine World Wide, Inc.	153	3,689
Woodward, Inc.	103	6,970
Worldpay Group PLC	11,044	42,890
WP Carey, Inc.	284	17,778
WPP PLC	2,724	58,331
Xcel Energy, Inc.	523	23,561
Xilinx, Inc.	352	22,215
Xinyi Glass Holdings Ltd.	60,000	53,168
Yum! Brands, Inc.	491	32,283
Zurich Insurance Group AG	40	11,070
Total Reference Entity — Long		8,939,637

	Shares	Value
Reference Entity — Short
3M Co.	(43)	(8,421)
AA PLC	(2,009)	(6,801)
Acadia Healthcare Co., Inc.	(1,538)	(67,026)
Acadia Realty Trust	(147)	(4,275)
Accor SA	(223)	(10,169)
Acuity Brands, Inc.	(52)	(9,157)
Admiral Group PLC	(75)	(1,953)
Advance Auto Parts, Inc.	(10)	(1,421)
Advanced Semiconductor Engineering, Inc.	(11,000)	(13,786)
Advantech Co. Ltd.	(2,495)	(20,169)
AECOM	(527)	(18,029)
Aeroports de Paris	(500)	(66,692)
Ain Holdings, Inc.	(100)	(6,928)
Air Lease Corp.	(122)	(4,653)
Airbus SE	(316)	(25,562)
Akamai Technologies, Inc.	(195)	(11,883)
Aker ASA, Class A	(130)	(4,936)
Akorn, Inc.	(841)	(28,131)
Alexander’s, Inc.	(14)	(6,087)
Alexion Pharmaceuticals, Inc.	(202)	(25,812)
Alkermes PLC	(26)	(1,515)
Allegheny Technologies, Inc.	(1,014)	(18,607)
Allergan PLC	(198)	(48,284)
Ally Financial, Inc.	(1,028)	(20,354)
Alphabet, Inc., Class C	(5)	(4,530)
Alstom SA	(1,312)	(41,643)
Altria Group, Inc.	(334)	(23,975)
Amazon.com, Inc.	(54)	(49,949)
AMERCO	(28)	(10,485)
Anheuser-Busch InBev SA/NV	(876)	(98,787)
Anima Holding SpA	(645)	(4,217)

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	17

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Anixter International, Inc.	(53)	$(4,322)
Apartment Investment & Management Co., Class A	(65)	(2,843)
Arconic, Inc.	(266)	(7,270)
Asia Cement Corp.	(38,000)	(37,519)
ASML Holding NV	(451)	(59,635)
Associated Banc-Corp.	(259)	(6,449)
athenahealth, Inc.	(207)	(20,288)
Atlantia SpA	(800)	(20,287)
Autoliv, Inc.	(110)	(11,021)
AutoNation, Inc.	(47)	(1,974)
Avnet, Inc.	(352)	(13,619)
Axel Springer SE	(595)	(33,384)
B&M European Value Retail SA	(5,557)	(24,251)
Baidu, Inc. — ADR	(59)	(10,634)
Banco Popular Espanol SA	(15,479)	(10,831)
BancorpSouth, Inc.	(420)	(12,789)
Barnes Group, Inc.	(16)	(880)
Bayerische Motoren Werke AG	(547)	(52,261)
BGF retail Co. Ltd.	(52)	(5,006)
BillerudKorsnas AB	(761)	(12,191)
BioMarin Pharmaceutical, Inc.	(283)	(27,123)
Black Knight Financial Services, Inc., Class A	(685)	(28,359)
Blackhawk Network Holdings, Inc.	(338)	(13,672)
Bollore SA	(25,357)	(103,176)
Bolsas y Mercados Espanoles SHMSF SA	(256)	(9,161)
Bright Horizons Family Solutions, Inc.	(212)	(16,137)
Broadcom Ltd.	(43)	(9,495)
Broadridge Financial Solutions, Inc.	(53)	(3,707)
Brookdale Senior Living, Inc.	(774)	(10,054)
Brown-Forman Corp., Class B	(155)	(7,335)
Brunello Cucinelli SpA	(225)	(5,892)
Buffalo Wild Wings, Inc.	(115)	(18,118)
Cairn Energy PLC	(8,175)	(20,563)
Care Capital Properties, Inc.	(73)	(1,962)
CarMax, Inc.	(26)	(1,521)
Carpenter Technology Corp.	(487)	(19,772)
Casey’s General Stores, Inc.	(76)	(8,517)
CBL & Associates Properties, Inc.	(394)	(3,645)
CBOE Holdings, Inc.	(118)	(9,724)
CBRE Group, Inc., Class A	(99)	(3,545)
Cellnex Telecom SA	(3,184)	(56,200)
CF Industries Holdings, Inc.	(988)	(26,419)
CH Robinson Worldwide, Inc.	(113)	(8,215)
Cheung Kong Property Holdings Ltd.	(1,500)	(10,739)
Chr Hansen Holding A/S	(53)	(3,571)
CIE Automotive SA	(270)	(5,804)
Cie Financiere Richemont SA	(30)	(2,507)
Cimpress NV	(22)	(1,806)
Citizens Financial Group, Inc.	(72)	(2,643)
Clean Harbors, Inc.	(640)	(37,190)
Clovis Oncology, Inc.	(60)	(3,473)
Coca-Cola Bottlers Japan, Inc.	(25)	(745)
Coca-Cola European Partners PLC	(158)	(5,979)
Comcast Corp., Class A	(920)	(36,055)
Commerce Bancshares, Inc.	(146)	(8,023)
CoreCivic, Inc.	(131)	(4,513)
Cornerstone OnDemand, Inc.	(99)	(3,889)
Corporate Office Properties Trust	(89)	(2,914)
COSMO Pharmaceuticals NV	(141)	(22,872)
Coty, Inc., Class A	(725)	(12,941)
Credito Emiliano SpA	(1,205)	(8,424)
Croda International PLC	(51)	(2,486)
CTBC Financial Holding Co. Ltd.	(14,000)	(8,743)
Ctrip.com International Ltd. — ADR	(79)	(3,990)
CyberAgent, Inc.	(100)	(3,107)

	Shares	Value
Reference Entity — Short
DeNA Co. Ltd.	(2,100)	$(45,018)
DENTSPLY SIRONA, Inc.	(33)	(2,087)
Deutsche Boerse AG	(238)	(23,295)
Diageo PLC	(828)	(24,101)
Dixons Carphone PLC	(4,221)	(18,336)
Dollar Tree, Inc.	(403)	(33,356)
Domino’s Pizza Group PLC	(3,635)	(15,554)
Dorman Products, Inc.	(11)	(915)
Drillisch AG	(23)	(1,233)
Dril-Quip, Inc.	(28)	(1,443)
Dufry AG	(565)	(92,579)
Dycom Industries, Inc.	(77)	(8,136)
Eagle Materials, Inc.	(126)	(12,092)
Eclat Textile Co. Ltd.	(1,000)	(10,937)
Ecolab, Inc.	(289)	(37,307)
Elisa OYJ	(133)	(4,523)
Ellie Mae, Inc.	(475)	(48,336)
EMS-Chemie Holding AG	(96)	(60,155)
Enbridge Energy Management LLC	(172)	(3,192)
Endo International PLC	(1,079)	(12,268)
Ensco PLC, Class A	(130)	(1,026)
Envision Healthcare Corp.	(219)	(12,271)
EQT Corp.	(219)	(12,733)
ERG SpA	(25)	(310)
Essilor International SA	(23)	(2,981)
Eurofins Scientific SE	(34)	(16,746)
Expedia, Inc.	(131)	(17,517)
Facebook, Inc., Class A	(308)	(46,277)
Fast Retailing Co. Ltd.	(100)	(32,662)
Fastenal Co.	(685)	(30,606)
Feng TAY Enterprise Co. Ltd.	(2,000)	(7,685)
FireEye, Inc.	(208)	(2,602)
Five Below, Inc.	(815)	(40,033)
FleetCor Technologies, Inc.	(298)	(42,060)
Fluor Corp.	(67)	(3,438)
FNB Corp.	(168)	(2,392)
FNF Group	(421)	(17,240)
Forest City Realty Trust, Inc., Class A	(324)	(7,322)
Fortinet, Inc.	(79)	(3,081)
FP Corp.	(100)	(4,762)
Fukuoka Financial Group, Inc.	(3,000)	(13,686)
Galapagos NV	(533)	(46,695)
GAM Holding AG	(470)	(6,023)
Gas Natural SDG SA	(68)	(1,537)
GCL-Poly Energy Holdings Ltd.	(91,000)	(10,984)
GEA Group AG	(636)	(27,038)
Genmab A/S	(25)	(4,974)
Genuine Parts Co.	(97)	(8,926)
Giant Manufacturing Co. Ltd.	(1,000)	(6,043)
G-III Apparel Group Ltd.	(80)	(1,896)
Global Payments, Inc.	(20)	(1,635)
Globus Medical, Inc., Class A	(533)	(16,166)
Golden Agri-Resources Ltd.	(17,100)	(4,399)
Grand Canyon Education, Inc.	(364)	(27,358)
Greencore Group PLC	(308)	(909)
Greene King PLC	(381)	(3,708)
GRENKE AG	(126)	(25,083)
Groupe Eurotunnel SE	(644)	(7,075)
Gulfport Energy Corp.	(186)	(2,954)
GVC Holdings PLC	(76)	(735)
H&R Block, Inc.	(392)	(9,718)
Hamamatsu Photonics KK	(900)	(26,465)
Hanmi Pharm Co. Ltd.	(31)	(8,400)
Harley-Davidson, Inc.	(154)	(8,749)
Hartford Financial Services Group, Inc.	(116)	(5,610)

18	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
HealthEquity, Inc.	(631)	$(28,723)
Hertz Global Holdings, Inc.	(30)	(495)
Hexagon AB, B Shares	(996)	(43,347)
Hexcel Corp.	(420)	(21,735)
Hexpol AB	(4,186)	(46,505)
Hilton Grand Vacations, Inc.	(252)	(8,434)
Hitachi Transport System Ltd.	(200)	(4,251)
Honda Motor Co. Ltd.	(300)	(8,732)
Horizon Pharma PLC	(1,142)	(17,564)
Hormel Foods Corp.	(162)	(5,683)
Hotai Motor Co. Ltd.	(1,000)	(11,525)
Houghton Mifflin Harcourt Co.	(268)	(3,082)
HSN, Inc.	(55)	(2,031)
Huatai Securities Co. Ltd., H Shares	(6,000)	(11,619)
Huhtamaki OYJ	(92)	(3,566)
ICA Gruppen AB	(1,454)	(49,619)
IDEX Corp.	(157)	(16,447)
IG Group Holdings PLC	(1,424)	(10,027)
Iida Group Holdings Co. Ltd.	(7,200)	(114,666)
Illumina, Inc.	(185)	(34,199)
Ingenico Group SA	(471)	(42,648)
Inpex Corp.	(12,100)	(115,947)
Interactive Brokers Group, Inc., Class A	(257)	(8,951)
Intercontinental Exchange, Inc.	(407)	(24,501)
International Bancshares Corp.	(147)	(5,498)
International Petroleum Corp.	(262)	(997)
InterXion Holding NV	(2,171)	(90,444)
Intesa Sanpaolo SpA	(7,499)	(21,890)
Invesco Ltd.	(103)	(3,393)
Isetan Mitsukoshi Holdings Ltd.	(1,200)	(13,113)
Japan Exchange Group, Inc.	(400)	(5,609)
Japan Post Bank Co. Ltd.	(1,800)	(22,419)
JC Penney Co., Inc.	(923)	(4,966)
JD.com, Inc. — ADR	(190)	(6,663)
JM Smucker Co.	(13)	(1,647)
John Bean Technologies Corp.	(139)	(12,322)
Jones Lang LaSalle, Inc.	(102)	(11,716)
JPMorgan Chase & Co.	(81)	(7,047)
Julius Baer Group Ltd.	(314)	(16,374)
Just Eat PLC	(8,488)	(63,451)
Kakao Corp.	(211)	(16,751)
Kansas City Southern	(10)	(901)
Kate Spade & Co.	(345)	(6,003)
Kawasaki Heavy Industries Ltd.	(1,000)	(3,028)
Kawasaki Kisen Kaisha Ltd.	(16,000)	(42,069)
KBC Ancora	(53)	(2,522)
Kemper Corp.	(477)	(18,770)
KeyCorp	(551)	(10,050)
Kinder Morgan, Inc.	(1,588)	(32,760)
Kinnevik AB, Class B	(1,761)	(46,994)
Kirby Corp.	(95)	(6,707)
Knight Transportation, Inc.	(204)	(6,997)
Komatsu Ltd.	(100)	(2,672)
Kone OYJ, Class B	(129)	(5,905)
Konecranes OYJ	(424)	(17,781)
Koninklijke Ahold Delhaize NV	(1,110)	(22,994)
Kosmos Energy Ltd.	(814)	(4,892)
Kraft Heinz Co.	(16)	(1,446)
Kyocera Corp.	(1,000)	(56,635)
Kyowa Exeo Corp.	(200)	(3,022)
Kyushu Financial Group, Inc.	(300)	(1,871)
Laredo Petroleum, Inc.	(851)	(10,944)
LaSalle Hotel Properties	(295)	(8,425)
Liberty Global PLC LiLAC, Class C	(1,029)	(22,473)
Liberty Ventures, Class A	(524)	(28,217)
Ligand Pharmaceuticals, Inc.	(66)	(7,337)

	Shares	Value
Reference Entity — Short
Lithia Motors, Inc., Class A	(15)	$(1,433)
LKQ Corp.	(1,572)	(49,109)
Lululemon Athletica, Inc.	(19)	(988)
Lumentum Holdings, Inc.	(197)	(8,422)
Lundin Petroleum AB	(786)	(14,988)
M&T Bank Corp.	(184)	(28,595)
MACOM Technology Solutions Holdings, Inc.	(582)	(28,448)
Magellan Health, Inc.	(43)	(2,958)
Mallinckrodt PLC	(97)	(4,551)
MAN SE	(598)	(62,830)
Markel Corp.	(16)	(15,514)
MarketAxess Holdings, Inc.	(9)	(1,733)
Marvell Technology Group Ltd.	(160)	(2,403)
Mattel, Inc.	(856)	(19,192)
MAXIMUS, Inc.	(327)	(19,944)
McDonald’s Holdings Co. Japan Ltd.	(600)	(18,492)
MDU Resources Group, Inc.	(86)	(2,313)
Mediclinic International PLC	(6,801)	(72,304)
Medidata Solutions, Inc.	(357)	(23,360)
Melco International Development Ltd.	(1,000)	(2,053)
Melco Resorts & Entertainment Ltd. — ADR	(40)	(878)
Mellanox Technologies Ltd.	(406)	(19,163)
MGM Resorts International	(796)	(24,445)
Michael Kors Holdings Ltd.	(115)	(4,293)
Mid-America Apartment Communities, Inc.	(45)	(4,464)
MISUMI Group, Inc.	(1,500)	(28,418)
Mitsubishi Corp.	(200)	(4,316)
Mitsubishi Heavy Industries Ltd.	(1,000)	(4,007)
Molson Coors Brewing Co., Class B	(22)	(2,110)
Mosaic Co.	(467)	(12,576)
Mueller Industries, Inc.	(112)	(3,588)
Murata Manufacturing Co. Ltd.	(300)	(40,298)
Mylan NV	(350)	(13,073)
Nabtesco Corp.	(100)	(2,835)
Nanya Technology Corp.	(6,000)	(9,560)
National Instruments Corp.	(1,002)	(34,980)
Nektar Therapeutics	(358)	(6,791)
Nestle SA	(397)	(30,577)
NetScout Systems, Inc.	(283)	(10,655)
Nevro Corp.	(418)	(39,384)
Nexon Co. Ltd.	(4,000)	(68,077)
Nexstar Media Group, Inc.	(206)	(14,214)
NGK Spark Plug Co. Ltd.	(500)	(10,844)
Nielsen Holdings PLC	(41)	(1,686)
Nihon M&A Center, Inc.	(500)	(17,076)
Nippon Paint Holdings Co. Ltd.	(2,100)	(80,553)
Noble Corp PLC	(312)	(1,498)
Nokia OYJ	(594)	(3,396)
Nomura Holdings, Inc.	(2,400)	(14,423)
Nomura Research Institute Ltd.	(100)	(3,482)
Nordex SE	(1,456)	(21,942)
Norfolk Southern Corp.	(47)	(5,522)
Norwegian Cruise Line Holdings Ltd.	(768)	(41,418)
Novozymes A/S, B Shares	(815)	(35,186)
Nucor Corp.	(71)	(4,354)
Ocado Group PLC	(184)	(598)
Occidental Petroleum Corp.	(99)	(6,092)
Odakyu Electric Railway Co. Ltd.	(200)	(3,883)
Oil States International, Inc.	(72)	(2,142)
Old Mutual PLC	(2,339)	(5,875)
Olympus Corp.	(100)	(3,856)
OneMain Holdings, Inc.	(26)	(606)
Oracle Corp.	(179)	(8,048)
Otsuka Holdings Co. Ltd.	(100)	(4,606)
Ottogi Corp.	(17)	(11,011)
Outfront Media, Inc.	(413)	(10,804)

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	19

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
PACCAR, Inc.	(157)	$(10,477)
Pacira Pharmaceuticals, Inc.	(691)	(33,548)
PacWest Bancorp	(55)	(2,716)
Palo Alto Networks, Inc.	(100)	(10,841)
Park Hotels & Resorts, Inc.	(700)	(17,969)
Parsley Energy, Inc., Class A	(2,066)	(61,546)
Patheon NV	(806)	(21,689)
Paycom Software, Inc.	(116)	(6,989)
PayPal Holdings, Inc.	(760)	(36,267)
PBF Energy, Inc., Class A	(433)	(9,665)
Pegasystems, Inc.	(123)	(5,603)
Penske Automotive Group, Inc.	(193)	(9,208)
Pentair PLC	(333)	(21,482)
PG&E Corp.	(99)	(6,638)
Piedmont Office Realty Trust, Inc., Class A	(132)	(2,884)
Pinnacle Financial Partners, Inc.	(48)	(3,072)
Platform Specialty Products Corp.	(4,291)	(60,803)
Post Holdings, Inc.	(330)	(27,783)
Poste Italiane SpA	(3,804)	(26,049)
PriceSmart, Inc.	(152)	(13,216)
ProAssurance Corp.	(211)	(13,061)
Procter & Gamble Co.	(102)	(8,908)
ProSiebenSat.1 Media SE	(180)	(7,641)
Prosperity Bancshares, Inc.	(116)	(7,795)
QTS Realty Trust, Inc., Class A	(104)	(5,558)
QUALCOMM, Inc.	(269)	(14,456)
Radius Health, Inc.	(423)	(16,527)
Raiffeisen Bank International AG	(34)	(775)
Range Resources Corp.	(641)	(16,980)
Rayonier, Inc.	(256)	(7,224)
Red Electrica Corp. SA	(1,190)	(23,192)
Regal Beloit Corp.	(95)	(7,491)
Rexnord Corp.	(894)	(21,814)
RLI Corp.	(243)	(13,904)
Roper Technologies, Inc.	(6)	(1,312)
Rotork PLC	(14,291)	(45,526)
Royal Caribbean Cruises Ltd.	(91)	(9,701)
Royal Dutch Shell PLC, B Shares	(386)	(10,270)
Royal Gold, Inc.	(272)	(19,225)
RSP Permian, Inc.	(1,586)	(60,347)
Rubis SCA	(1,101)	(111,853)
Salvatore Ferragamo SpA	(120)	(3,843)
Sarepta Therapeutics, Inc.	(188)	(6,817)
Sawai Pharmaceutical Co. Ltd.	(1,400)	(76,503)
SBA Communications Corp.	(55)	(6,957)
Schibsted ASA, B Shares	(360)	(8,063)
Schlumberger Ltd.	(307)	(22,285)
SembCorp. Industries Ltd.	(15,300)	(33,151)
Sensata Technologies Holding NV	(482)	(19,849)
Serco Group PLC	(899)	(1,345)
ServiceNow, Inc.	(190)	(17,951)
SES SA	(969)	(21,179)
SFR Group SA	(1,598)	(52,317)
SGS SA	(3)	(6,755)
Shire PLC	(990)	(58,369)
Signature Bank	(84)	(11,630)
Signet Jewelers Ltd.	(104)	(6,847)
Sika AG	(3)	(19,147)
Silgan Holdings, Inc.	(229)	(13,882)
Silicon Laboratories, Inc.	(27)	(1,921)
Sinclair Broadcast Group, Inc., Class A	(159)	(6,273)
Skechers U.S.A., Inc., Class A	(73)	(1,843)
Sky PLC	(774)	(9,943)
SM Energy Co.	(364)	(8,223)
SMC Corp.	(100)	(28,186)
Snam SpA	(948)	(4,188)

	Shares	Value
Reference Entity — Short
Snyder’s-Lance, Inc.	(1,070)	$(37,728)
SoftBank Group Corp.	(100)	(7,585)
Spectrum Brands Holdings, Inc.	(68)	(9,774)
SPIE SA	(102)	(2,827)
Spirax-Sarco Engineering PLC	(70)	(4,713)
Spirit Airlines, Inc.	(52)	(2,978)
Sports Direct International PLC	(7,642)	(30,347)
St. James’s Place PLC	(2,547)	(37,857)
St. Joe Co.	(163)	(2,853)
Start Today Co. Ltd.	(800)	(17,071)
Stericycle, Inc.	(537)	(45,828)
Sumitomo Electric Industries Ltd.	(100)	(1,633)
Sumitomo Mitsui Trust Holdings, Inc.	(100)	(3,426)
Summit Materials, Inc., Class A	(1,654)	(42,442)
Sunrise Communications Group AG	(315)	(23,397)
Superior Energy Services, Inc.	(171)	(2,066)
Svenska Cellulosa AB SCA, Class B	(159)	(5,264)
Synaptics, Inc.	(162)	(8,873)
Synchrony Financial	(24)	(667)
SYNNEX Corp.	(47)	(5,096)
Syntel, Inc.	(120)	(2,113)
Taiyo Nippon Sanso Corp.	(3,400)	(40,644)
Takara Bio, Inc.	(1,500)	(20,617)
TAL Education Group — ADR	(9)	(1,072)
Targa Resources Corp.	(420)	(23,155)
TE Connectivity Ltd.	(125)	(9,671)
Telefonaktiebolaget LM Ericsson, B Shares	(1,077)	(6,997)
Telefonica Deutschland Holding AG	(17,617)	(85,420)
Teleperformance	(302)	(37,976)
Television Francaise 1	(352)	(4,307)
Temp Holdings Co. Ltd.	(2,500)	(47,045)
Tesla, Inc.	(205)	(64,384)
Tiffany & Co.	(178)	(16,314)
T-Mobile U.S., Inc.	(268)	(18,028)
Tod’s SpA	(293)	(22,645)
Toray Industries, Inc.	(1,300)	(11,506)
Total System Services, Inc.	(325)	(18,626)
Toyota Industries Corp.	(1,500)	(74,722)
TransUnion	(329)	(13,170)
TRI Pointe Group, Inc.	(4,644)	(57,818)
Tribune Media Co., Class A	(369)	(13,491)
Trimble, Inc.	(27)	(957)
TripAdvisor, Inc.	(679)	(30,562)
Triumph Group, Inc.	(366)	(9,589)
Tullow Oil PLC	(647)	(1,755)
Tyler Technologies, Inc.	(194)	(31,736)
UBM PLC	(2,205)	(20,280)
Ultragenyx Pharmaceutical, Inc.	(227)	(14,617)
Under Armour, Inc., Class C	(301)	(5,842)
UniCredit SpA	(2,123)	(34,568)
Union Pacific Corp.	(190)	(21,272)
Unione di Banche Italiane SpA	(2,582)	(10,879)
United Bankshares, Inc.	(222)	(8,858)
United Internet AG	(50)	(2,301)
United Natural Foods, Inc.	(336)	(13,954)
United Utilities Group PLC	(3,720)	(46,880)
USG Corp.	(140)	(4,242)
Ushio, Inc.	(200)	(2,513)
Vail Resorts, Inc.	(143)	(28,265)
Vallourec SA	(5,762)	(36,856)
VAT Group AG	(253)	(32,496)
Ventas, Inc.	(69)	(4,417)
VEREIT, Inc.	(703)	(5,884)
Victrex PLC	(1,464)	(36,314)
Vipshop Holdings Ltd. — ADR	(1,047)	(14,522)
Virgin Money Holdings UK PLC	(317)	(1,303)

20	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Visa, Inc., Class A	(149)	$(13,592)
Vivendi SA	(127)	(2,519)
Vulcan Materials Co.	(194)	(23,451)
Wabtec Corp.	(430)	(36,073)
Waddell & Reed Financial, Inc., Class A	(665)	(11,963)
Walt Disney Co.	(183)	(21,155)
Weatherford International PLC	(4,351)	(25,105)
WEC Energy Group, Inc.	(352)	(21,303)
West Pharmaceutical Services, Inc.	(132)	(12,148)
Whitbread PLC	(197)	(10,293)
Willis Towers Watson PLC	(113)	(14,986)
Workday, Inc., Class A	(63)	(5,506)
WR Berkley Corp.	(106)	(7,206)
WR Grace & Co.	(339)	(23,635)
XPO Logistics, Inc.	(995)	(49,143)
Xylem, Inc.	(84)	(4,318)
Yahoo Japan Corp.	(14,100)	(60,393)
Yakult Honsha Co. Ltd.	(400)	(22,798)
Yelp, Inc.	(633)	(22,415)
Total Reference Entity — Short		(7,969,517)
Net Value of Reference Entity — Citibank N.A.		$970,120

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of period end, expiration date 2/05/18 - 8/16/18:

	Shares	Value
Reference Entity — Long
A2A SpA	25,583	$38,025
AbbVie, Inc.	905	59,676
Aberdeen Asset Management PLC	3,924	14,179
Adient PLC	16	1,177
Aflac, Inc.	648	48,522
AGNC Investment Corp.	1,136	23,936
Air Products & Chemicals, Inc.	38	5,339
Alcoa Corp.	853	28,772
Alfresa Holdings Corp.	500	9,029
Align Technology, Inc.	180	24,232
Allegion PLC	185	14,548
Allreal Holding AG	12	2,065
AMC Networks, Inc., Class A	47	2,805
Ameren Corp.	670	36,642
American Express Co.	147	11,650
American Financial Group, Inc.	291	28,317
American Water Works Co., Inc.	176	14,038
ANTA Sports Products Ltd.	4,000	11,227
AO Smith Corp.	581	31,304
Aozora Bank Ltd.	1,000	3,644
AP Moller — Maersk A/S, Class B	18	31,051
APERAM SA	1,034	51,985
Apple Hospitality REIT, Inc.	610	11,425
Arch Capital Group Ltd.	327	31,709
Arrow Electronics, Inc.	191	13,466
ASM International NV	257	15,469
Aspen Technology, Inc.	1,078	66,286
Assured Guaranty Ltd.	475	18,112
Atmos Energy Corp.	87	7,049
Atos SE	1,161	152,074
Autogrill SpA	7,792	88,618
AutoZone, Inc.	54	37,378
AvalonBay Communities, Inc.	70	13,289
Avis Budget Group, Inc.	180	5,490
Aviva PLC	2,531	17,212

	Shares	Value
Reference Entity — Long
AVX Corp.	162	$2,739
Azbil Corp.	1,000	33,670
Baloise Holding AG	323	47,363
Bank of Communications	58	—
Bank of Communications Co. Ltd., H Shares	29,000	22,299
Bank of Hawaii Corp.	234	19,066
Bankinter SA	329	2,896
BASF SE	312	30,395
Beazley PLC	602	3,430
Becton Dickinson and Co.	136	25,428
Befimmo SA	9	525
Beijing Enterprises Holdings Ltd.	5,500	26,847
Belle International Holdings Ltd.	6,000	4,065
BGC Partners, Inc., Class A	486	5,531
Biogen, Inc.	57	15,459
BKW AG	669	36,233
Boeing Co.	164	30,312
Boston Scientific Corp.	913	24,085
Bouygues SA	52	2,186
Brinker International, Inc.	845	37,341
Britvic PLC	2,817	24,237
Brother Industries Ltd.	900	18,518
Bruker Corp.	335	8,171
Burlington Stores, Inc.	364	36,007
BWX Technologies, Inc.	501	24,634
Cabot Corp.	31	1,866
Cabot Oil & Gas Corp.	33	767
Camden Property Trust	8	659
Canon Marketing Japan, Inc.	1,600	33,719
Cap Gemini SA	143	14,317
CapitaLand Commercial Trust	55,800	64,851
Cardinal Health, Inc.	227	16,478
Carter’s, Inc.	147	13,530
CDK Global, Inc.	602	39,136
CDW Corp.	273	16,132
Celgene Corp.	540	66,987
CenterPoint Energy, Inc.	43	1,227
Centrica PLC	7,031	18,017
CenturyLink, Inc.	861	22,102
Chicago Bridge & Iron Co. NV	53	1,594
Chico’s FAS, Inc.	184	2,543
Chimera Investment Corp.	1,936	39,417
China Construction Bank Corp., H Shares	54,000	43,830
China Huarong Asset Management Co. Ltd., H Shares	11,000	4,629
China Minsheng Banking Corp. Ltd., H Shares	28,000	27,548
Christian Dior SE	30	8,228
Church & Dwight Co., Inc.	119	5,894
Cie Plastic Omnium SA	403	15,772
Cimarex Energy Co.	465	54,256
Cincinnati Financial Corp.	91	6,560
Cintas Corp.	360	44,089
Cirrus Logic, Inc.	50	3,218
Citrix Systems, Inc.	491	39,742
Clariant AG	165	3,342
Close Brothers Group PLC	995	21,800
Coca-Cola Bottlers Japan, Inc.	1,400	41,744
Cofinimmo SA	39	4,720
Colony Starwood Homes	155	5,358
COMSYS Holdings Corp.	300	5,707
ConocoPhillips	86	4,120
CONSOL Energy, Inc.	136	2,064
Consolidated Edison, Inc.	284	22,516
Copart, Inc.	745	23,022
Core Laboratories NV	34	3,768
CoreLogic, Inc.	650	27,781

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	21

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
CoreSite Realty Corp.	40	$3,914
Corning, Inc.	991	28,590
Cousins Properties, Inc.	151	1,282
Covanta Holding Corp.	241	3,507
Covestro AG	304	23,691
Crane Co.	38	3,037
Credit Saison Co. Ltd.	600	10,933
CSPC Pharmaceutical Group Ltd.	14,000	19,418
CSX Corp.	33	1,678
Cummins, Inc.	88	13,283
Curtiss-Wright Corp.	91	8,505
Daelim Industrial Co. Ltd.	601	42,394
Daiichikosho Co. Ltd.	100	4,340
Daily Mail & General Trust PLC, Class A	94	871
Daiwa Securities Group, Inc.	1,000	6,083
Dassault Aviation SA	20	27,331
DCT Industrial Trust, Inc.	525	26,544
DDR Corp.	140	1,513
Devon Energy Corp.	67	2,646
Dfds A/S	495	29,515
D’ieteren SA/NV	80	3,903
Discovery Communications, Inc., Class A	106	3,051
Distribuidora Internacional de Alimentacion SA	733	4,358
Dolby Laboratories, Inc., Class A	244	12,866
Domino’s Pizza, Inc.	170	30,836
Dongbu Insurance Co. Ltd.	593	35,411
Douglas Emmett, Inc.	105	3,955
Dr. Pepper Snapple Group, Inc.	654	59,939
DSW, Inc., Class A	166	3,423
DTE Energy Co.	16	1,673
DXC Technology Co.	29	2,176
E*TRADE Financial Corp.	430	14,858
Edison International	307	24,551
Electrocomponents PLC	6,389	42,942
Electronic Arts, Inc.	21	1,991
Eli Lilly & Co.	88	7,221
Energizer Holdings, Inc.	93	5,508
EnerSys	288	23,936
EnLink Midstream LLC	5	92
Enstar Group Ltd.	8	1,558
Entegris, Inc.	24	595
Entergy Corp.	535	40,799
EPR Properties	71	5,162
Evonik Industries AG	1,998	66,713
Exelon Corp.	763	26,423
Exxon Mobil Corp.	182	14,860
Federal Realty Investment Trust	82	10,733
FedEx Corp.	167	31,680
FinecoBank Banca Fineco SpA	614	4,374
FirstEnergy Corp.	999	29,910
Foot Locker, Inc.	45	3,480
Fortive Corp.	66	4,175
FUCHS PETROLUB SE, Preference Shares	56	2,888
Fulton Financial Corp.	994	18,339
Geberit AG	8	3,644
Geely Automobile Holdings Ltd.	20,000	26,947
Gentex Corp.	737	15,219
Getinge AB, Class B	1,012	19,767
GGP, Inc.	208	4,495
Gilead Sciences, Inc.	853	58,473
GKN PLC	14,068	65,378
GlaxoSmithKline PLC	353	7,105
Glory Ltd.	600	20,147
Great Wall Motor Co. Ltd., H Shares	1,500	1,624
Groupon, Inc.	988	3,873
GungHo Online Entertainment, Inc.	6,900	15,481

	Shares	Value
Reference Entity — Long
Halliburton Co.	106	$4,863
Hana Financial Group, Inc.	192	6,594
Hannover Rueck SE	411	49,305
Hanwha Chemical Corp.	607	13,401
HEICO Corp., Class A	51	3,142
Henderson Group PLC	3,929	11,752
Herman Miller, Inc.	244	8,076
Hewlett Packard Enterprise Co.	1,885	35,118
Hill-Rom Holdings, Inc.	216	16,338
Hiscox Ltd.	825	12,099
Hitachi Chemical Co. Ltd.	900	25,775
Hitachi High-Technologies Corp.	100	3,992
Hitachi Ltd.	2,000	11,049
HKT Trust & HKT Ltd.	8,000	10,234
Holmen AB, B Shares	110	4,635
Hologic, Inc.	635	28,670
Hoya Corp.	2,200	105,144
HP, Inc.	2,573	48,424
Hyosung Corp.	391	49,384
Hyundai Engineering & Construction Co. Ltd.	811	34,546
IDACorp., Inc.	136	11,495
Illinois Tool Works, Inc.	349	48,193
Indivior PLC	14,744	63,996
Infineon Technologies AG	1,331	27,511
Innogy SE	195	7,169
Integrated Device Technology, Inc.	44	1,056
InterDigital, Inc.	130	11,687
Intrum Justitia AB	104	4,131
Intuit, Inc.	346	43,323
Investors Bancorp, Inc.	150	2,078
ISS A/S	473	19,620
Italgas SpA	4,190	18,941
Ito En Ltd.	900	32,635
ITOCHU Corp.	1,700	24,055
Itron, Inc.	98	6,355
ITV PLC	1,420	3,862
Izumi Co. Ltd.	500	25,007
Jack Henry & Associates, Inc.	344	33,340
Jack in the Box, Inc.	29	2,957
JD Sports Fashion PLC	1,841	10,616
JM AB	279	9,816
JSR Corp.	1,300	23,758
Juniper Networks, Inc.	1,066	32,055
Kagome Co. Ltd.	200	5,449
Kajima Corp.	2,000	13,580
Kamigumi Co. Ltd.	2,000	18,174
Kaneka Corp.	2,000	15,770
Kao Corp.	1,900	104,849
KAR Auction Services, Inc.	288	12,563
KB Financial Group, Inc.	973	42,771
Kennametal, Inc.	88	3,659
Keppel Corp. Ltd.	4,100	19,063
Kesko OYJ, B Shares	33	1,546
Kindred Group PLC	1,787	18,518
Kobe Steel Ltd.	500	4,442
Konica Minolta, Inc.	4,400	38,952
Koninklijke DSM NV	384	27,478
Kose Corp.	100	9,501
Kroger Co.	684	20,281
Laboratory Corp. of America Holdings	98	13,735
LCI Industries	40	4,046
Legal & General Group PLC	3,965	12,637
Lenovo Group Ltd.	12,000	7,672
Leroy Seafood Group ASA	26	1,308
LG Corp.	918	54,531
LG Display Co. Ltd.	561	14,456

22	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
LG Household & Health Care Ltd.	20	$15,209
Liberty Media Corp.-Liberty SiriusXM, Class C	206	7,826
Liberty Property Trust	51	2,069
LifePoint Health, Inc.	233	14,481
Lincoln Electric Holdings, Inc.	38	3,383
Lion Corp.	400	7,228
Loews Corp.	252	11,748
Loomis AB, Class B	183	6,642
Lotte Chemical Corp.	58	17,411
Lowe’s Cos., Inc.	352	29,878
Madison Square Garden Co., Class A	27	5,448
ManpowerGroup, Inc.	417	42,109
Mapletree Logistics Trust	14,400	11,648
Marathon Oil Corp.	309	4,595
Marks & Spencer Group PLC	1,117	5,301
Marriott Vacations Worldwide Corp.	259	28,537
Marsh & McLennan Cos., Inc.	162	12,009
Masimo Corp.	7	719
Mediaset Espana Comunicacion SA	6,751	93,006
Medical Properties Trust, Inc.	715	9,345
Metropole Television SA	960	21,854
MGIC Investment Corp.	1,404	14,798
Michaels Cos., Inc.	113	2,640
Mitchells & Butlers PLC	1,003	3,444
Mitsubishi Chemical Holdings Corp.	400	3,131
MKS Instruments, Inc.	142	11,112
Mochida Pharmaceutical Co. Ltd.	300	22,638
Modern Times Group MTG AB, B Shares	59	1,924
Mohawk Industries, Inc.	14	3,287
Moneysupermarket.com Group PLC	11,843	53,054
MTR Corp. Ltd.	7,500	43,149
Nagase & Co. Ltd.	1,500	21,751
Nagoya Railroad Co. Ltd.	4,000	18,376
Nasdaq, Inc.	141	9,711
National Beverage Corp.	119	10,542
National Health Investors, Inc.	189	13,829
National Retail Properties, Inc.	211	8,908
New Oriental Education & Technology Group, Inc. — ADR	82	5,292
New Residential Investment Corp.	301	5,018
Newfield Exploration Co.	1,136	39,328
News Corp., Class A	524	6,665
Nexans SA	461	25,628
NHK Spring Co. Ltd.	2,400	26,810
Nihon Kohden Corp.	400	9,059
Nikon Corp.	3,700	52,819
Nippon Express Co. Ltd.	5,000	27,447
Nissan Motor Co. Ltd.	5,900	56,201
Novo Nordisk A/S, Class B	1,076	41,896
NVR, Inc.	5	10,556
OGE Energy Corp.	164	5,704
Old National Bancorp	41	689
Omnicom Group, Inc.	401	32,930
ONE Gas, Inc.	76	5,231
ONEOK, Inc.	112	5,892
O’Reilly Automotive, Inc.	57	14,145
Orion OYJ, Class B	54	3,095
Orkla ASA	1,346	12,212
Oversea-Chinese Banking Corp. Ltd.	3,800	26,614
Owens & Minor, Inc.	305	10,568
Owens Corning	16	974
Pagegroup PLC	5,290	34,274
Panasonic Corp.	4,500	53,812
Pandora A/S	163	17,609
Parker-Hannifin Corp.	185	29,748
People’s United Financial, Inc.	395	6,901

	Shares	Value
Reference Entity — Long
PerkinElmer, Inc.	123	$7,307
Persimmon PLC	790	23,837
Pfizer, Inc.	1,479	50,168
Physicians Realty Trust	167	3,280
Pioneer Natural Resources Co.	51	8,823
Pitney Bowes, Inc.	663	8,811
Pool Corp.	166	19,857
Popular, Inc.	83	3,479
Power Assets Holdings Ltd.	5,500	49,468
PRA Health Sciences, Inc.	93	5,948
Prologis, Inc.	129	7,019
Proximus SADP	560	17,127
Prudential Financial, Inc.	40	4,281
PS Business Parks, Inc.	148	17,988
Quest Diagnostics, Inc.	25	2,638
Randstad Holding NV	442	26,351
Raytheon Co.	67	10,399
Recordati SpA	42	1,556
Reliance Steel & Aluminum Co.	122	9,616
RELX PLC	4,206	85,276
Renault SA	172	16,039
Rentokil Initial PLC	2,080	6,706
Republic Services, Inc.	263	16,566
Resona Holdings, Inc.	800	4,447
Rheinmetall AG	186	17,073
Rockwool International A/S, B Shares	55	10,068
Ross Stores, Inc.	289	18,785
RSA Insurance Group PLC	402	3,101
S-1 Corp.	12	1,029
Saab AB, Class B	502	24,875
Sage Group PLC	8,845	76,776
Sally Beauty Holdings, Inc.	472	8,977
Salmar ASA	527	12,504
Samsung Electronics Co. Ltd.	3	5,881
Sankyo Co. Ltd.	200	6,975
Sanmina Corp.	493	18,364
Sanofi	51	4,819
Sanrio Co. Ltd.	300	5,481
SATS Ltd.	27,200	99,185
Schroders PLC	460	18,995
Scripps Networks Interactive, Inc., Class A	303	22,640
Sealed Air Corp.	288	12,678
Sekisui Chemical Co. Ltd.	2,700	45,316
Sensient Technologies Corp.	163	13,333
Shanghai Industrial Holdings Ltd.	2,000	6,327
Shimachu Co. Ltd.	200	4,625
Shionogi & Co. Ltd.	200	10,300
Shiseido Co. Ltd.	900	24,382
Showa Denko KK	100	1,910
Showa Shell Sekiyu KK	2,300	22,213
Simpson Manufacturing Co., Inc.	659	27,487
Sino Biopharmaceutical Ltd.	8,000	6,574
SK Holdings Co. Ltd.	87	18,531
SK Telecom Co. Ltd.	168	35,462
SKY Perfect JSAT Holdings, Inc.	1,600	7,337
Skylark Co. Ltd.	400	6,050
Smiths Group PLC	318	6,760
Snap-on, Inc.	34	5,696
Societa Iniziative Autostradali e Servizi SpA	4,038	40,687
Sofina SA	162	23,250
S-Oil Corp.	279	24,409
Sojitz Corp.	7,600	19,321
Solvay SA	30	3,816
Sonae SGPS SA	9,821	10,077
Spectris PLC	80	2,860

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	23

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Splunk, Inc.	194	$12,476
SSE PLC	227	4,089
Stagecoach Group PLC	22,506	59,364
Staples, Inc.	2,138	20,888
State Street Corp.	32	2,685
Sterling Bancorp	408	9,486
STORE Capital Corp.	297	7,125
Straumann Holding AG	45	23,754
Subaru Corp.	1,400	53,077
Subsea 7 SA	7,221	118,999
Sumitomo Forestry Co. Ltd.	600	9,187
Sumitomo Mitsui Financial Group, Inc.	100	3,713
Sumitomo Rubber Industries Ltd.	1,000	17,999
Sun Art Retail Group Ltd.	44,000	45,331
Sun Communities, Inc.	27	2,257
Sundrug Co. Ltd.	400	14,028
Swift Transportation Co.	910	22,368
Swiss Life Holding AG	189	61,508
Symantec Corp.	367	11,608
Sysco Corp.	685	36,216
Taisei Corp.	2,000	15,251
Taisho Pharmaceutical Holdings Co. Ltd.	100	8,228
TalkTalk Telecom Group PLC	5,388	13,483
TDC A/S	3,625	19,446
Techtronic Industries Co. Ltd.	2,000	8,581
Tecnicas Reunidas SA	129	5,098
Telenor ASA	3,773	60,948
TeleTech Holdings, Inc.	507	15,844
Tencent Holdings Ltd.	3,500	109,667
Tenneco, Inc.	17	1,072
Teradata Corp.	952	27,779
Teradyne, Inc.	101	3,562
Terumo Corp.	400	14,607
Tesco PLC	1,879	4,459
Texas Instruments, Inc.	500	39,590
TFS Financial Corp.	322	5,326
Thermo Fisher Scientific, Inc.	159	26,287
Thomas Cook Group PLC	2,567	3,182
Time, Inc.	95	1,444
Tokai Rika Co. Ltd.	500	9,308
Tokio Marine Holdings, Inc.	400	16,865
Toppan Printing Co. Ltd.	5,000	50,334
Torchmark Corp.	233	17,873
TOTAL SA	1,445	74,177
Toyobo Co. Ltd.	4,000	7,076
Toyota Boshoku Corp.	400	8,464
Toyota Motor Corp.	500	27,060
Travis Perkins PLC	112	2,336
Trinity Industries, Inc.	187	5,030
Trinseo SA	51	3,386
TS Tech Co. Ltd.	400	10,508
Tyson Foods, Inc., Class A	424	27,246
Ubiquiti Networks, Inc.	341	17,568
UBS Group AG	1,268	21,646
UGI Corp.	449	22,522
Umicore SA	31	1,816
Uniper SE	758	12,440
United Parcel Service, Inc., Class B	448	48,142
United States Cellular Corp.	103	4,036
Unum Group	16	741
US Foods Holding Corp.	272	7,670
Valeo SA	771	55,481
VeriSign, Inc.	843	74,960
Versum Materials, Inc.	1,044	33,429
Vishay Intertechnology, Inc.	129	2,109
Visteon Corp.	463	47,666

	Shares	Value
Reference Entity — Long
VMware, Inc., Class A	467	$43,954
Vodafone Group PLC	9,732	25,066
Volkswagen AG, Preference Shares	50	7,937
VTech Holdings Ltd.	1,100	13,930
Wacker Chemie AG	92	9,738
Want Want China Holdings Ltd.	55,000	39,553
Waste Management, Inc.	718	52,256
WebMD Health Corp.	216	11,714
Weibo Corp. — ADR	197	11,004
Weingarten Realty Investors	223	7,308
WellCare Health Plans, Inc.	196	30,068
Werner Enterprises, Inc.	187	5,105
Western Union Co.	1,636	32,491
Wintrust Financial Corp.	131	9,283
Wm Morrison Supermarkets PLC	14,936	46,397
Woori Bank	3,676	48,203
WS Atkins PLC	1,036	28,820
Yamaguchi Financial Group, Inc.	3,000	33,238
Yamazaki Baking Co. Ltd.	100	2,111
Yokogawa Electric Corp.	800	12,364
Yum! Brands, Inc.	167	10,980
Zions Bancorporation	288	11,529
Zoetis, Inc.	349	19,582
Total Reference Entity — Long		9,025,317

	Shares	Value
Reference Entity — Short
58.com, Inc. — ADR	(2,228)	(88,184)
ABC-Mart, Inc.	(800)	(44,472)
Abertis Infraestructuras SA	(1,526)	(26,827)
ACI Worldwide, Inc.	(1,844)	(39,628)
Advance Auto Parts, Inc.	(128)	(18,194)
Advanced Micro Devices, Inc.	(854)	(11,358)
AECOM	(107)	(3,660)
AEON Financial Service Co. Ltd.	(600)	(11,531)
Affiliated Managers Group, Inc.	(87)	(14,406)
Agios Pharmaceuticals, Inc.	(272)	(13,521)
Aiful Corp.	(5,700)	(17,189)
Air Lease Corp.	(136)	(5,187)
Alexion Pharmaceuticals, Inc.	(26)	(3,322)
Alfa Laval AB	(531)	(10,881)
Alibaba Group Holding Ltd. — ADR	(775)	(89,513)
Alkermes PLC	(145)	(8,446)
Allegheny Technologies, Inc.	(63)	(1,156)
Alliance Data Systems Corp.	(53)	(13,230)
Alnylam Pharmaceuticals, Inc.	(557)	(29,855)
Ambarella, Inc.	(35)	(1,968)
AMERCO	(22)	(8,238)
American International Group, Inc.	(536)	(32,648)
American Tower Corp.	(67)	(8,438)
Amorepacific Corp.	(74)	(18,978)
ams AG	(760)	(48,893)
ANA Holdings, Inc.	(15,000)	(45,184)
Anheuser-Busch InBev SA/NV	(302)	(34,057)
ANSYS, Inc.	(97)	(10,686)
Antero Resources Corp.	(1,125)	(23,839)
Antofagasta PLC	(5,932)	(64,361)
Arista Networks, Inc.	(275)	(38,401)
ARRIS International PLC	(223)	(5,796)
Arthur J Gallagher & Co.	(183)	(10,213)
Aryzta AG	(302)	(9,805)
Asahi Intecc Co. Ltd.	(100)	(4,446)
Asahi Kasei Corp.	(1,000)	(9,536)

24	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Assa Abloy AB, Class B	(60)	$(1,299)
Assurant, Inc.	(142)	(13,666)
Avon Products, Inc.	(581)	(2,818)
B&G Foods, Inc.	(12)	(504)
Balchem Corp.	(363)	(29,461)
Balfour Beatty PLC	(11,543)	(43,607)
Ball Corp.	(706)	(54,284)
Banco Comercial Portugues SA, Class R	(33,470)	(7,478)
BancorpSouth, Inc.	(50)	(1,522)
BankUnited, Inc.	(515)	(18,174)
BBA Aviation PLC	(24,188)	(97,575)
Beacon Roofing Supply, Inc.	(778)	(38,565)
Berkshire Hathaway, Inc., Class B	(114)	(18,834)
BGF retail Co. Ltd.	(106)	(10,205)
BioMarin Pharmaceutical, Inc.	(27)	(2,588)
Bio-Rad Laboratories, Inc., Class A	(123)	(26,846)
Blackbaud, Inc.	(255)	(20,505)
Blackhawk Network Holdings, Inc.	(46)	(1,861)
Bluebird Bio, Inc.	(31)	(2,757)
BNK Financial Group, Inc.	(3,803)	(31,895)
BOK Financial Corp.	(273)	(23,011)
BorgWarner, Inc.	(107)	(4,524)
Boskalis Westminster	(1,831)	(67,349)
Broadcom Ltd.	(140)	(30,913)
CalAtlantic Group, Inc.	(1,765)	(63,928)
Callon Petroleum Co.	(3,002)	(35,544)
Cantel Medical Corp.	(246)	(18,305)
Capital One Financial Corp.	(340)	(27,329)
Carl Zeiss Meditec AG	(165)	(7,501)
CarMax, Inc.	(848)	(49,608)
Carpenter Technology Corp.	(74)	(3,004)
Catalent, Inc.	(362)	(10,599)
Cavium, Inc.	(625)	(43,031)
Cellnex Telecom SA	(500)	(8,825)
Cheniere Energy, Inc.	(948)	(42,992)
China Conch Venture Holdings Ltd.	(15,000)	(29,871)
Chipotle Mexican Grill, Inc.	(100)	(47,447)
Chiyoda Corp.	(1,000)	(6,649)
Choice Hotels International, Inc.	(144)	(9,029)
Churchill Downs, Inc.	(126)	(21,017)
CIE Automotive SA	(247)	(5,310)
Cie Financiere Richemont SA	(744)	(62,168)
Ciena Corp.	(271)	(6,209)
Cimpress NV	(8)	(657)
CIT Group, Inc.	(564)	(26,119)
CJ CheilJedang Corp.	(31)	(9,296)
CJ Korea Express Corp.	(35)	(5,116)
Coca-Cola Co.	(866)	(37,368)
Cognizant Technology Solutions Corp., Class A	(521)	(31,380)
Columbia Property Trust, Inc.	(204)	(4,590)
Compass Minerals International, Inc.	(424)	(27,984)
Concho Resources, Inc.	(153)	(19,379)
Cosmos Pharmaceutical Corp.	(200)	(40,467)
CoStar Group, Inc.	(78)	(18,789)
Costco Wholesale Corp.	(132)	(23,433)
Coty, Inc., Class A	(1,700)	(30,345)
Ctrip.com International Ltd. — ADR	(2,353)	(118,850)
CubeSmart	(263)	(6,664)
Cypress Semiconductor Corp.	(2,091)	(29,295)
CyrusOne, Inc.	(108)	(5,901)
Darling Ingredients, Inc.	(903)	(13,662)
Dell Technologies, Inc., Class V	(518)	(34,763)
DENTSPLY SIRONA, Inc.	(578)	(36,553)
DexCom, Inc.	(401)	(31,262)
Diamondback Energy, Inc.	(505)	(50,419)
DiamondRock Hospitality Co.	(229)	(2,521)

	Shares	Value
Reference Entity — Short
DISH Network Corp., Class A	(7)	$(451)
DNB ASA	(711)	(11,096)
Dollar General Corp.	(144)	(10,470)
Dominion Resources, Inc.	(700)	(54,201)
Don Quijote Holdings Co. Ltd.	(2,200)	(80,155)
Dover Corp.	(279)	(22,008)
DR Horton, Inc.	(630)	(20,721)
Duke Energy Corp.	(330)	(27,225)
Eaton Corp PLC	(352)	(26,625)
Ebara Corp.	(1,800)	(54,835)
Elior Group	(896)	(22,354)
Enbridge Energy Management LLC	(115)	(2,134)
Equinix, Inc.	(48)	(20,050)
Erie Indemnity Co., Class A	(108)	(13,373)
Erste Group Bank AG	(321)	(11,493)
Essentra PLC	(7,755)	(54,390)
Essilor International SA	(551)	(71,406)
Eurofins Scientific SE	(181)	(89,147)
Exelixis, Inc.	(477)	(10,685)
Fairmount Santrol Holdings, Inc.	(88)	(454)
FamilyMart UNY Holdings Co. Ltd.	(2,000)	(113,054)
Finisar Corp.	(72)	(1,645)
FireEye, Inc.	(796)	(9,958)
First Citizens BancShares, Inc., Class A	(23)	(8,005)
First Hawaiian, Inc.	(67)	(1,995)
First Republic Bank	(55)	(5,085)
First Solar, Inc.	(30)	(886)
FLIR Systems, Inc.	(89)	(3,269)
Flow Traders	(230)	(7,092)
Flowserve Corp.	(402)	(20,450)
FMC Corp.	(123)	(9,007)
FNB Corp.	(413)	(5,881)
Forum Energy Technologies, Inc.	(194)	(3,279)
FP Corp.	(800)	(38,094)
Franklin Resources, Inc.	(249)	(10,734)
Fresenius Medical Care AG & Co. KGaA	(181)	(16,067)
Gamesa Corp. Tecnologica SA	(189)	(4,076)
GEA Group AG	(24)	(1,020)
General Electric Co.	(1,904)	(55,197)
Genmab A/S	(220)	(43,774)
GMO Payment Gateway, Inc.	(200)	(8,972)
Gramercy Property Trust	(488)	(13,562)
Great Plains Energy, Inc.	(717)	(21,216)
Greencore Group PLC	(542)	(1,600)
Groupe Eurotunnel SE	(478)	(5,251)
GS Holdings Corp.	(400)	(20,820)
Guidewire Software, Inc.	(1,096)	(67,393)
Hain Celestial Group, Inc.	(729)	(26,966)
Haitong International Securities Group Ltd.	(32,000)	(17,331)
Hanesbrands, Inc.	(81)	(1,767)
Hanon Systems	(2,486)	(18,472)
Hanssem Co. Ltd.	(121)	(23,392)
Harmonic Drive Systems, Inc.	(1,700)	(53,427)
Haseko Corp.	(300)	(3,424)
HB Fuller Co.	(156)	(8,241)
Healthcare Realty Trust, Inc.	(173)	(5,674)
Healthcare Services Group, Inc.	(84)	(3,856)
Healthcare Trust of America, Inc., Class A	(222)	(7,080)
Hilton Grand Vacations, Inc.	(895)	(29,956)
Hilton Worldwide Holdings, Inc.	(654)	(38,566)
Hitachi Capital Corp.	(300)	(7,346)
Hitachi Metals Ltd.	(1,900)	(26,608)
Honeywell International, Inc.	(248)	(32,523)
Houghton Mifflin Harcourt Co.	(118)	(1,357)
HRG Group, Inc.	(311)	(6,223)
Hyundai Glovis Co. Ltd.	(272)	(34,639)

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	25

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Hyundai Mobis Co. Ltd.	(25)	$(4,876)
Hyundai Motor Co.	(447)	(56,535)
Hyundai Motor Co., Preference Shares	(351)	(28,459)
Hyundai Steel Co.	(263)	(12,668)
IDEX Corp.	(61)	(6,390)
IMAX Corp.	(66)	(2,013)
Industria de Diseno Textil SA	(747)	(28,626)
Infinera Corp.	(2,798)	(27,756)
InterXion Holding NV	(399)	(16,622)
Intesa Sanpaolo SpA	(421)	(1,229)
Intuitive Surgical, Inc.	(45)	(37,614)
Invesco Ltd.	(662)	(21,806)
Ionis Pharmaceuticals, Inc.	(70)	(3,373)
IPG Photonics Corp.	(287)	(36,254)
Isuzu Motors Ltd.	(1,000)	(13,592)
ITT, Inc.	(174)	(7,331)
Iyo Bank Ltd.	(300)	(2,131)
J Sainsbury PLC	(228)	(813)
Jafco Co. Ltd.	(300)	(10,686)
Japan Post Holdings Co. Ltd.	(200)	(2,482)
Jazz Pharmaceuticals PLC	(135)	(21,503)
JB Hunt Transport Services, Inc.	(226)	(20,263)
JGC Corp.	(400)	(6,985)
Kakao Corp.	(1,543)	(122,496)
Kansas City Southern	(301)	(27,111)
Kawasaki Kisen Kaisha Ltd.	(1,000)	(2,629)
KCC Corp.	(35)	(10,460)
Kennedy-Wilson Holdings, Inc.	(666)	(13,586)
Kilroy Realty Corp.	(200)	(14,106)
Kinnevik AB, Class B	(112)	(2,989)
KION Group AG	(316)	(21,408)
Knowles Corp.	(107)	(1,897)
Komatsu Ltd.	(600)	(16,033)
Koninklijke Vopak NV	(856)	(38,630)
Korea Aerospace Industries Ltd.	(962)	(53,919)
Korea Investment Holdings Co. Ltd.	(50)	(2,253)
Korea Zinc Co. Ltd.	(109)	(40,743)
Kosmos Energy Ltd.	(420)	(2,524)
Kraft Heinz Co.	(673)	(60,832)
Kyowa Hakko Kirin Co. Ltd.	(700)	(12,027)
Land Securities Group PLC	(1,289)	(18,461)
Las Vegas Sands Corp.	(589)	(34,745)
Legg Mason, Inc.	(284)	(10,616)
LG Chem Ltd.	(157)	(37,763)
Liberty Broadband Corp., Class C	(571)	(52,052)
Liberty Global PLC LiLAC, Class C	(95)	(2,075)
Liberty Global PLC, Class A	(393)	(13,920)
Liberty Interactive Corp. QVC Group, Class A	(70)	(1,483)
Life Storage, Inc.	(74)	(5,801)
LINE Corp.	(400)	(13,801)
Littelfuse, Inc.	(112)	(17,265)
Live Nation Entertainment, Inc.	(204)	(6,561)
London Stock Exchange Group PLC	(490)	(21,470)
Lotte Confectionery Co. Ltd.	(172)	(30,958)
Lotte Shopping Co. Ltd.	(87)	(20,063)
Macerich Co.	(19)	(1,186)
Mattel, Inc.	(81)	(1,816)
MDC Holdings, Inc.	(439)	(13,613)
Mediclinic International PLC	(1,800)	(19,136)
Medtronic PLC	(529)	(43,955)
Melco International Development Ltd.	(29,000)	(59,539)
Merlin Entertainments PLC	(7,664)	(50,163)
Michael Kors Holdings Ltd.	(274)	(10,228)
Microsemi Corp.	(603)	(28,305)
Middleby Corp.	(242)	(32,943)
MINEBEA MITSUMI, Inc.	(300)	(4,340)

	Shares	Value
Reference Entity — Short
Mirae Asset Daewoo Co. Ltd.	(1,245)	$(9,743)
Mitsubishi Heavy Industries Ltd.	(1,000)	(4,007)
Mitsubishi Motors Corp.	(1,500)	(9,607)
Monolithic Power Systems, Inc.	(165)	(15,098)
Monster Beverage Corp.	(764)	(34,670)
Morgan Stanley	(410)	(17,782)
Nabtesco Corp.	(600)	(17,010)
Nankai Electric Railway Co. Ltd.	(2,000)	(9,836)
National Oilwell Varco, Inc.	(45)	(1,574)
NAVER Corp.	(7)	(4,920)
NCSoft Corp.	(11)	(3,479)
Netflix, Inc.	(268)	(40,790)
Neurocrine Biosciences, Inc.	(245)	(13,083)
New York Community Bancorp, Inc.	(1,516)	(20,148)
Newell Brands, Inc.	(758)	(36,187)
NEX Group PLC	(994)	(7,924)
Nexstar Media Group, Inc.	(291)	(20,079)
NextEra Energy, Inc.	(128)	(17,096)
NGK Insulators Ltd.	(100)	(2,140)
Nibe Industrier AB, B Shares	(8,359)	(74,037)
Nidec Corp.	(100)	(9,175)
Nielsen Holdings PLC	(310)	(12,750)
Nippon Electric Glass Co. Ltd.	(2,000)	(12,405)
Nippon Kayaku Co. Ltd.	(2,000)	(27,326)
Nippon Shinyaku Co. Ltd.	(100)	(5,318)
Nitori Holdings Co. Ltd.	(600)	(78,067)
Nitto Denko Corp.	(200)	(15,060)
Nordea Bank AB	(1,519)	(18,682)
NorthWestern Corp.	(397)	(23,733)
Novozymes A/S, B Shares	(92)	(3,972)
NuVasive, Inc.	(323)	(23,421)
Oasis Petroleum, Inc.	(2,378)	(28,393)
OC Oerlikon Corp. AG	(1,001)	(12,026)
Old Dominion Freight Line, Inc.	(117)	(10,357)
Olin Corp.	(827)	(26,572)
OneMain Holdings, Inc.	(602)	(14,039)
Ontex Group NV	(1,423)	(47,479)
Orion Corp.	(44)	(26,113)
Orpea	(621)	(63,429)
OSRAM Licht AG	(111)	(7,436)
Ottogi Corp.	(40)	(25,907)
Palo Alto Networks, Inc.	(34)	(3,686)
Paysafe Group PLC	(612)	(3,597)
PeptiDream, Inc.	(100)	(5,987)
Performance Food Group Co.	(168)	(4,183)
Plains GP Holdings LP, Class A	(174)	(5,180)
PRA Group, Inc.	(428)	(13,782)
Praxair, Inc.	(226)	(28,245)
Priceline Group, Inc.	(23)	(42,477)
PriceSmart, Inc.	(9)	(783)
PTC, Inc.	(359)	(19,404)
QUALCOMM, Inc.	(121)	(6,503)
Quintiles IMS Holdings, Inc.	(349)	(29,414)
Range Resources Corp.	(232)	(6,146)
Rayonier, Inc.	(20)	(564)
Realogy Holdings Corp.	(745)	(22,760)
RealPage, Inc.	(231)	(8,559)
Realty Income Corp.	(77)	(4,493)
Regeneron Pharmaceuticals, Inc.	(2)	(777)
Rockwell Collins, Inc.	(16)	(1,665)
Sampo OYJ, A Shares	(234)	(11,199)
Samsung Biologics Co. Ltd.	(472)	(72,495)
Samsung C&T Corp.	(1,031)	(111,719)
Samsung Card Co. Ltd.	(252)	(8,836)
Samsung Electro-Mechanics Co. Ltd.	(870)	(55,814)
Samsung SDI Co. Ltd.	(683)	(82,454)

26	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Samsung SDS Co. Ltd.	(310)	$(37,433)
Samsung Securities Co. Ltd.	(356)	(10,809)
SAP SE	(803)	(80,433)
Sarepta Therapeutics, Inc.	(579)	(20,995)
Schibsted ASA, B Shares	(103)	(2,307)
Seattle Genetics, Inc.	(41)	(2,800)
SemGroup Corp., Class A	(640)	(21,312)
Sempra Energy	(353)	(39,896)
Senior Housing Properties Trust	(472)	(10,157)
Seria Co. Ltd.	(500)	(22,399)
Seven Bank Ltd.	(1,500)	(5,038)
SFS Group AG	(283)	(28,242)
Signet Jewelers Ltd.	(64)	(4,214)
SINA Corp.	(131)	(10,062)
Singapore Post Ltd.	(13,900)	(13,716)
Skandinaviska Enskilda Banken AB, Class A	(815)	(9,385)
Sky PLC	(382)	(4,907)
SL Green Realty Corp.	(53)	(5,561)
Sonova Holding AG	(120)	(17,744)
Sotheby’s	(37)	(1,752)
Southern Co.	(539)	(26,842)
SPIE SA	(880)	(24,389)
Spire, Inc.	(484)	(33,178)
Sprouts Farmers Market, Inc.	(228)	(5,087)
Square, Inc., Class A	(555)	(10,123)
SS&C Technologies Holdings, Inc.	(1,116)	(41,002)
STERIS PLC	(379)	(27,970)
Steven Madden Ltd.	(319)	(12,138)
Suntory Beverage & Food Ltd.	(200)	(9,011)
Superior Energy Services, Inc.	(192)	(2,319)
SYNNEX Corp.	(14)	(1,518)
Syntel, Inc.	(48)	(845)
Sysmex Corp.	(100)	(6,091)
Tableau Software, Inc., Class A	(34)	(1,825)
Takara Holdings, Inc.	(600)	(6,431)
TD Ameritrade Holding Corp.	(215)	(8,228)
Tenaris SA	(3,091)	(48,287)
Tenet Healthcare Corp.	(98)	(1,536)
TESARO, Inc.	(70)	(10,331)
Texas Roadhouse, Inc.	(59)	(2,766)
Toho Co. Ltd.	(400)	(11,481)
Toll Brothers, Inc.	(702)	(25,265)
Toray Industries, Inc.	(3,000)	(26,551)
Toyota Industries Corp.	(300)	(14,944)
TransDigm Group, Inc.	(98)	(24,180)
TRI Pointe Group, Inc.	(266)	(3,312)
Tribune Media Co., Class A	(32)	(1,170)
Trimble, Inc.	(832)	(29,478)
Tsumura & Co.	(400)	(12,963)
Tullow Oil PLC	(2,113)	(5,733)
Twitter, Inc.	(313)	(5,158)
U.S. Bancorp	(275)	(14,102)
U.S. Silica Holdings, Inc.	(31)	(1,286)
Ulta Salon Cosmetics & Fragrance, Inc.	(34)	(9,569)
Ultimate Software Group, Inc.	(17)	(3,445)
United Internet AG	(157)	(7,226)
United Technologies Corp.	(331)	(39,386)
Uniti Group, Inc.	(581)	(15,954)
USG Corp.	(432)	(13,090)
Vail Resorts, Inc.	(9)	(1,779)
Valley National Bancorp	(750)	(8,820)
Value Partners Group Ltd.	(38,000)	(35,114)
VeriFone Systems, Inc.	(671)	(12,440)
Verint Systems, Inc.	(508)	(19,964)
Verisk Analytics, Inc.	(510)	(42,233)
ViaSat, Inc.	(130)	(8,324)

	Shares	Value
Reference Entity — Short
Vivendi SA	(808)	$(16,027)
Volvo AB, B Shares	(881)	(14,388)
Voya Financial, Inc.	(473)	(17,681)
Wabtec Corp.	(148)	(12,416)
Washington Prime Group, Inc.	(511)	(4,497)
Weatherford International PLC	(307)	(1,771)
Welcia Holdings Co. Ltd.	(3,000)	(96,532)
WESCO International, Inc.	(231)	(14,079)
Westar Energy, Inc.	(145)	(7,544)
WestRock Co.	(106)	(5,677)
WEX, Inc.	(307)	(31,148)
Whiting Petroleum Corp.	(1,280)	(10,624)
Willis Towers Watson PLC	(6)	(796)
Wright Medical Group NV	(887)	(26,956)
Wynn Resorts Ltd.	(198)	(24,356)
XL Group Ltd.	(302)	(12,639)
Zayo Group Holdings, Inc.	(832)	(29,178)
Zebra Technologies Corp., Class A	(97)	(9,144)
Zendesk, Inc.	(1,607)	(46,201)
Zenkoku Hosho Co. Ltd.	(100)	(3,617)
Zensho Holdings Co. Ltd.	(900)	(15,405)
Zillow Group, Inc., Class C	(383)	(14,937)
Total Reference Entity — Short		(8,132,129)
Net Value of Reference Entity — Credit Suisse International		$893,188

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, expiration dates 2/14/18 — 4/20/18:

	Shares	Value
Reference Entity — Long
AbbVie, Inc.	67	$4,418
ACEA SpA	2,638	37,960
ACS Actividades de Construccion y Servicios SA	2,132	78,992
Actuant Corp., Class A	121	3,303
Adecco Group AG	91	6,761
Adobe Systems, Inc.	215	28,754
Advantest Corp.	400	7,475
AES Corp.	1,616	18,277
Agilent Technologies, Inc.	420	23,121
Alcoa Corp.	129	4,351
Allstate Corp.	427	34,711
Alphabet, Inc., Class A	41	37,905
Amada Holdings Co. Ltd.	3,500	41,613
AMC Networks, Inc., Class A	67	3,999
American Campus Communities, Inc.	150	7,108
American Eagle Outfitters, Inc.	1,426	20,092
American Financial Group, Inc.	48	4,671
American National Insurance Co.	31	3,624
AmTrust Financial Services, Inc.	317	5,088
Anadarko Petroleum Corp.	403	22,979
ANDRITZ AG	474	26,192
Anglo American PLC	117	1,675
Anhui Conch Cement Co. Ltd., H Shares	8,000	27,976
ANTA Sports Products Ltd.	2,000	5,613
Aoyama Trading Co. Ltd.	1,500	53,594
APERAM SA	26	1,307
Arkema SA	451	47,753
Armstrong World Industries, Inc.	89	4,161
Asahi Group Holdings Ltd.	200	7,557
Ascendas Real Estate Investment Trust	3,300	6,048
Ashmore Group PLC	2,527	11,390

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	27

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Astellas Pharma, Inc.	7,400	$97,585
AstraZeneca PLC	532	31,861
AT&T, Inc.	20	793
Autobacs Seven Co. Ltd.	3,400	51,462
Automatic Data Processing, Inc.	60	6,269
Avery Dennison Corp.	566	47,097
Avista Corp.	344	13,877
AXA SA	1,800	48,024
Bank of China Ltd., H Shares	63,000	30,474
Bank of the Ozarks, Inc.	83	3,940
Banque Cantonale Vaudoise	43	31,153
Barratt Developments PLC	763	5,725
Baxter International, Inc.	755	42,038
Bayer AG	307	37,986
Beijing Enterprises Holdings Ltd.	500	2,441
Bekaert SA	511	25,721
Belle International Holdings Ltd.	2,000	1,355
Bemis Co., Inc.	356	15,995
Best Buy Co., Inc.	1,061	54,970
Biogen, Inc.	17	4,611
Blackstone Mortgage Trust, Inc., Class A	388	11,981
Bloomin’ Brands, Inc.	1,857	40,278
Boston Properties, Inc.	67	8,482
Bouygues SA	419	17,612
Brandywine Realty Trust	135	2,291
Brembo SpA	615	48,319
Bridgestone Corp.	1,600	66,738
Bristol-Myers Squibb Co.	116	6,502
British American Tobacco PLC	276	18,648
Britvic PLC	446	3,837
Brixmor Property Group, Inc.	283	5,589
BUWOG AG	1,338	36,131
Cable One, Inc.	25	17,046
Cabot Corp.	382	22,993
Camden Property Trust	59	4,857
Canon, Inc.	2,100	69,695
Cap Gemini SA	91	9,111
CapitaLand Commercial Trust	2,600	3,022
CapitaLand Mall Trust	20,100	28,343
Capitol Federal Financial, Inc.	1,504	22,003
Casio Computer Co. Ltd.	2,000	28,187
Celanese Corp., Class A	270	23,501
CenterPoint Energy, Inc.	1,581	45,106
Central Japan Railway Co.	400	67,083
Chang Hwa Commercial Bank Ltd.	13,000	7,535
Charles Schwab Corp.	357	13,869
Cheesecake Factory, Inc.	723	46,388
Chemed Corp.	227	45,713
Chevron Corp.	98	10,457
China CITIC Bank Corp. Ltd., H Shares	48,000	30,385
China Everbright Ltd.	18,000	41,120
China Vanke Co. Ltd., H Shares	600	1,520
Cia de Distribucion Integral Logista Holdings SA	685	16,355
Cie de Saint-Gobain	604	32,590
Clariant AG	884	17,903
Clorox Co.	212	28,342
CLP Holdings Ltd.	1,500	15,819
CNP Assurances	423	8,836
Coca-Cola Bottlers Japan, Inc.	200	5,963
Coherent, Inc.	19	4,096
Coloplast A/S, Class B	101	8,648
Colruyt SA	546	28,057
CommScope Holding Co., Inc.	278	11,687
CommVault Systems, Inc.	296	14,933
Compal Electronics, Inc.	3,000	2,008
Conagra Brands, Inc.	718	27,844

	Shares	Value
Reference Entity — Long
Convergys Corp.	1,284	$28,903
Cooper Cos., Inc.	34	6,811
CoreSite Realty Corp.	51	4,990
COSCO SHIPPING Ports Ltd.	18,000	19,707
Country Garden Holdings Co. Ltd.	35,000	33,287
Covestro AG	111	8,650
Crane Co.	212	16,941
CSRA, Inc.	553	16,081
Curtiss-Wright Corp.	10	935
CVS Health Corp.	125	10,305
Daiichi Sankyo Co. Ltd.	600	13,334
Daiichikosho Co. Ltd.	100	4,340
Daily Mail & General Trust PLC, Class A	1,450	13,437
Danone SA	199	13,927
Danske Bank A/S	761	27,669
Dassault Aviation SA	1	1,367
DaVita, Inc.	89	6,142
Dean Foods Co.	1,788	35,295
Deere & Co.	28	3,125
Deluxe Corp.	488	35,092
Denka Co. Ltd.	3,000	15,457
Deutsche Telekom AG	720	12,629
Devon Energy Corp.	1,282	50,626
Dfds A/S	160	9,540
Digital Realty Trust, Inc.	31	3,560
Direct Line Insurance Group PLC	3,086	13,945
Discovery Communications, Inc., Class A	1,320	37,990
Donaldson Co., Inc.	328	15,180
Dun & Bradstreet Corp.	84	9,207
DXC Technology Co.	37	2,788
E.ON SE	5,616	43,779
East West Bancorp, Inc.	68	3,690
Eiffage SA	78	6,607
Electronic Arts, Inc.	153	14,507
Eli Lilly & Co.	93	7,632
Empire State Realty Trust, Inc., Class A	410	8,528
Enel SpA	14,072	66,901
EnLink Midstream LLC	264	4,871
Enstar Group Ltd.	54	10,519
Entegris, Inc.	146	3,621
EPR Properties	287	20,868
Equity LifeStyle Properties, Inc.	7	566
Equity Residential	105	6,781
Essent Group Ltd.	220	8,142
Euler Hermes Group	374	36,538
Eurocommercial Properties NV	413	16,050
Euronext NV	68	3,336
Eva Airways Corp.	22,000	10,816
EXOR NV	192	10,777
Faurecia	1,206	58,941
Fiat Chrysler Automobiles NV	127	1,443
First Financial Holding Co. Ltd.	81,000	49,399
First Hawaiian, Inc.	248	7,383
First Industrial Realty Trust, Inc.	955	26,874
Ford Motor Co.	998	11,447
Formosa Chemicals & Fibre Corp.	1,000	3,075
Fortune Brands Home & Security, Inc.	71	4,525
Foxconn Technology Co. Ltd.	19,000	57,892
Fresh Del Monte Produce, Inc.	572	35,064
Furukawa Electric Co. Ltd.	900	36,434
G4S PLC	2,611	10,310
Galaxy Entertainment Group Ltd.	4,000	22,222
GameStop Corp., Class A	96	2,178
Gap, Inc.	1,068	27,982
GATX Corp.	502	30,070
Gecina SA	43	6,116

28	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Generac Holdings, Inc.	55	$1,934
Genting Singapore PLC	8,600	6,852
Georg Fischer AG	76	71,666
Gerresheimer AG	78	6,119
GlaxoSmithKline PLC	639	12,862
Glory Ltd.	100	3,358
GN Store Nord A/S	1,569	40,783
Goodyear Tire & Rubber Co.	500	18,115
Great Wall Motor Co. Ltd., H Shares	4,000	4,332
Grupo Catalana Occidente SA	564	21,876
Guangdong Investment Ltd.	46,000	71,152
Hakuhodo DY Holdings, Inc.	1,700	20,722
Halliburton Co.	117	5,368
Hankook Tire Co. Ltd.	1,469	76,021
Hanover Insurance Group, Inc.	225	19,861
Hanwha Life Insurance Co. Ltd.	3,001	16,210
Harris Corp.	23	2,573
Hasbro, Inc.	117	11,596
Havas SA	360	3,330
Hawaiian Holdings, Inc.	238	12,923
HCA Healthcare, Inc.	863	72,673
HD Supply Holdings, Inc.	326	13,138
Heiwa Corp.	800	20,618
Helen of Troy Ltd.	28	2,632
Henderson Land Development Co. Ltd.	2,000	12,661
Hengan International Group Co. Ltd.	500	3,736
Hershey Co.	90	9,738
Hino Motors Ltd.	500	6,274
Hitachi Construction Machinery Co. Ltd.	500	12,890
Hitachi High-Technologies Corp.	100	3,992
Hitachi Ltd.	3,000	16,573
HollyFrontier Corp.	332	9,342
Holmen AB, B Shares	691	29,117
Hope Bancorp, Inc.	240	4,394
Host Hotels & Resorts, Inc.	58	1,041
Howden Joinery Group PLC	7,856	47,107
Hua Nan Financial Holdings Co. Ltd.	18,000	10,079
Hudson Pacific Properties, Inc.	361	12,404
Husqvarna AB, B Shares	3,589	35,678
Hyundai Development Co-Engineering & Construction	1,757	68,961
IAC/InterActiveCorp.	358	29,718
IBERIABANK Corp.	68	5,396
Illinois Tool Works, Inc.	33	4,557
IMI PLC	1,394	23,087
Imperial Brands PLC	645	31,588
INC Research Holdings, Inc., Class A	36	1,620
Indivior PLC	2,382	10,339
Industrial & Commercial Bank of China Ltd., H Shares	53,000	34,549
Ingredion, Inc.	200	24,764
International Business Machines Corp.	151	24,204
Intrum Justitia AB	556	22,087
Inventec Corp.	23,000	17,103
Invesco Mortgage Capital, Inc.	237	3,865
Itochu Techno-Solutions Corp.	100	2,912
ITV PLC	3,098	8,425
Jack in the Box, Inc.	384	39,156
Japan Airlines Co. Ltd.	1,000	31,581
Japan Petroleum Exploration Co. Ltd.	400	8,746
JD Sports Fashion PLC	9,710	55,992
Jeronimo Martins SGPS SA	451	8,276
JM AB	1,168	41,095
John Wiley & Sons, Inc., Class A	119	6,271
John Wood Group PLC	484	4,758
Johnson & Johnson	515	63,587
Johnson Matthey PLC	48	1,852

	Shares	Value
Reference Entity — Long
JSR Corp.	200	$3,655
JTEKT Corp.	200	3,155
Jupiter Fund Management PLC	6,940	42,690
JXTG Holdings, Inc.	16,750	75,577
Jyske Bank A/S	109	5,829
KAZ Minerals PLC	282	1,839
KDDI Corp.	100	2,651
Kimberly-Clark Corp.	152	19,722
Kimco Realty Corp.	108	2,191
Kinden Corp.	4,000	60,516
Kingsoft Corp. Ltd.	5,000	14,251
Kirin Holdings Co. Ltd.	3,700	72,031
Kissei Pharmaceutical Co. Ltd.	500	13,047
Kobayashi Pharmaceutical Co. Ltd.	100	5,246
Kobe Steel Ltd.	300	2,665
Komeri Co. Ltd.	400	9,820
Konica Minolta, Inc.	200	1,771
Koninklijke DSM NV	263	18,820
Korea Electric Power Corp.	2,396	95,505
Kuraray Co. Ltd.	100	1,614
Kurita Water Industries Ltd.	100	2,582
L E Lundbergforetagen AB, B Shares	361	26,138
L3 Technologies, Inc.	88	15,116
Lamar Advertising Co., Class A	202	14,558
Lawson, Inc.	200	13,270
Lear Corp.	658	93,870
LEG Immobilien AG	156	13,402
Lenzing AG	180	33,568
Leroy Seafood Group ASA	75	3,773
Leucadia National Corp.	82	2,082
LG Electronics, Inc.	772	46,863
LG Uplus Corp.	115	1,461
Lincoln National Corp.	248	16,351
Lintec Corp.	100	2,205
Lion Corp.	1,000	18,070
Lite-On Technology Corp.	59,000	102,917
Logitech International SA	1,834	61,295
Longfor Properties Co. Ltd.	14,000	24,225
Loomis AB, Class B	23	835
Lotte Chemical Corp.	33	9,906
Mabuchi Motor Co. Ltd.	500	28,225
Madison Square Garden Co., Class A	26	5,246
Mapletree Commercial Trust	33,700	38,472
Mapletree Industrial Trust	48,100	61,620
Marathon Oil Corp.	52	773
Marks & Spencer Group PLC	436	2,069
Marui Group Co. Ltd.	100	1,370
Masco Corp.	980	36,280
Masimo Corp.	308	31,644
MasTec, Inc.	45	1,987
Matsui Securities Co. Ltd.	200	1,630
MB Financial, Inc.	120	5,101
Mediaset SpA	4,643	18,975
Medipal Holdings Corp.	200	3,314
Melexis NV	24	2,001
Mercialys SA	1,051	20,476
Merck & Co., Inc.	865	53,915
Merck KGaA	699	82,113
Miraca Holdings, Inc.	900	41,496
Mitsubishi Chemical Holdings Corp.	6,400	50,094
Mitsubishi Gas Chemical Co., Inc.	100	2,138
Moncler SpA	473	11,667
Mondelez International, Inc., Class A	148	6,664
Moneysupermarket.com Group PLC	1,555	6,966
Moog, Inc., Class A	94	6,453
Morinaga & Co. Ltd.	300	14,177

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	29

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Motorola Solutions, Inc.	616	$52,958
MRC Global, Inc.	990	18,048
MTR Corp. Ltd.	1,000	5,753
MTU Aero Engines AG	100	14,343
Nabors Industries Ltd.	1,068	11,043
Nasdaq, Inc.	41	2,824
National Express Group PLC	6,341	29,345
National Fuel Gas Co.	13	720
National General Holdings Corp.	253	5,753
NAVER Corp.	6	4,217
Neste OYJ	911	37,123
NetApp, Inc.	38	1,514
NetEase, Inc. — ADR	196	52,016
Newfield Exploration Co.	54	1,869
Newmont Mining Corp.	82	2,772
NH Foods Ltd.	1,000	28,503
NIKE, Inc., Class B	95	5,264
Nippon Paper Industries Co. Ltd.	100	1,891
Noble Energy, Inc.	30	970
Nordson Corp.	52	6,510
Novartis AG	168	12,933
NTT Data Corp.	100	4,643
NVIDIA Corp.	48	5,006
Old National Bancorp	67	1,126
Orange SA	71	1,099
Orion OYJ, Class B	574	32,896
Otsuka Corp.	100	5,357
Owens Corning	545	33,163
Pagegroup PLC	1,306	8,461
Panalpina Welttransport Holding AG	70	9,259
Pargesa Holding SA	90	6,729
Peab AB	3,730	40,735
Pegatron Corp.	16,000	47,121
People’s Insurance Co. Group of China Ltd., H Shares	47,000	19,368
Petrofac Ltd.	85	896
Peugeot SA	4,059	85,100
Philip Morris International, Inc.	17	1,884
Philips Lighting NV	4,395	148,699
Phillips 66	670	53,305
Pola Orbis Holdings, Inc.	400	9,237
Pool Corp.	44	5,263
POSCO	241	56,896
Pou Chen Corp.	20,000	28,001
President Chain Store Corp.	2,000	17,405
Principal Financial Group, Inc.	367	23,903
PS Business Parks, Inc.	138	16,773
QEP Resources, Inc.	712	8,409
Quanta Computer, Inc.	12,000	24,860
Quanta Services, Inc.	524	18,571
Radian Group, Inc.	995	16,796
Recordati SpA	655	24,266
Regal Entertainment Group, Class A	1,560	34,429
Regions Financial Corp.	499	6,861
Republic Services, Inc.	32	2,016
Robert Half International, Inc.	377	17,361
Rockwell Automation, Inc.	10	1,574
Royal Unibrew A/S	248	10,783
RPM International, Inc.	26	1,367
RWE AG	279	4,621
Ryder System, Inc.	149	10,119
Ryman Hospitality Properties, Inc.	156	9,950
Safran SA	102	8,445
Salzgitter AG	724	24,782
Sandvik AB	279	4,473
Sankyo Co. Ltd.	600	20,925

	Shares	Value
Reference Entity — Long
Sanofi	572	$54,051
Sapporo Holdings Ltd.	600	16,788
Sartorius Stedim Biotech	63	4,225
Schaeffler AG, Preference Shares	205	3,536
Science Applications International Corp.	260	18,977
Scripps Networks Interactive, Inc., Class A	36	2,690
Seagate Technology PLC	339	14,282
SEB SA	82	13,205
Secom Co. Ltd.	600	43,574
Securitas AB, B Shares	399	6,595
Seiko Epson Corp.	2,100	43,015
Shimao Property Holdings Ltd.	1,000	1,605
Shinhan Financial Group Co. Ltd.	623	26,011
Shionogi & Co. Ltd.	100	5,150
Singapore Airlines Ltd.	6,100	44,687
Singapore Technologies Engineering Ltd.	600	1,628
Sino Biopharmaceutical Ltd.	43,000	35,337
Sino Land Co. Ltd.	6,000	10,154
Six Flags Entertainment Corp.	161	10,080
SK Innovation Co. Ltd.	330	49,508
Skylark Co. Ltd.	600	9,074
Smith & Nephew PLC	2,120	34,830
Societe BIC SA	40	4,495
Sofina SA	41	5,884
Sonoco Products Co.	387	20,244
Sotetsu Holdings, Inc.	1,000	4,650
SSE PLC	978	17,618
Starwood Property Trust, Inc.	1,184	26,865
Statoil ASA	594	9,783
Stifel Financial Corp.	26	1,271
STMicroelectronics NV	223	3,580
Straumann Holding AG	26	13,724
Sumitomo Rubber Industries Ltd.	900	16,199
Sun Communities, Inc.	227	18,979
Suruga Bank Ltd.	400	8,363
Symantec Corp.	33	1,044
T&D Holdings, Inc.	700	10,409
Taishin Financial Holding Co. Ltd.	70,000	28,862
Taisho Pharmaceutical Holdings Co. Ltd.	100	8,228
Taiwan Cooperative Financial Holding Co. Ltd.	55,000	27,977
Take-Two Interactive Software, Inc.	334	20,992
Tate & Lyle PLC	5,177	50,770
TCF Financial Corp.	580	9,576
TDK Corp.	200	12,391
TEGNA, Inc.	289	7,364
Teijin Ltd.	400	7,750
Telecom Italia SpA	3,564	3,163
Telefonica SA	7,715	85,328
Tenneco, Inc.	464	29,246
Tesoro Corp.	281	22,399
Topdanmark A/S	527	14,429
Toro Co.	120	7,790
TOTO Ltd.	100	3,815
Toyoda Gosei Co. Ltd.	1,100	29,234
Toyota Boshoku Corp.	300	6,348
TP ICAP PLC	3,081	18,281
Two Harbors Investment Corp.	1,775	17,732
UDR, Inc.	153	5,713
UMB Financial Corp.	11	797
Uniper SE	7,087	116,313
UnipolSai Assicurazioni SpA	6,971	16,013
United Continental Holdings, Inc.	301	21,133
United Rentals, Inc.	202	22,151
UnitedHealth Group, Inc.	247	43,195
Univar, Inc.	129	3,851

30	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Universal Health Services, Inc., Class B	42	$5,072
UOL Group Ltd.	100	518
UPM-Kymmene OYJ	2,334	61,493
Valero Energy Corp.	848	54,789
Varian Medical Systems, Inc.	280	25,407
Vectren Corp.	339	20,143
Vedanta Resources PLC	447	4,001
Verizon Communications, Inc.	623	28,602
Versum Materials, Inc.	303	9,702
Vestas Wind Systems A/S	280	24,093
Viavi Solutions, Inc.	124	1,240
Vinci SA	351	29,919
Viscofan SA	103	6,156
Vishay Intertechnology, Inc.	47	768
voestalpine AG	15	625
Volkswagen AG, Preference Shares	50	7,937
Vonovia SE	87	3,150
WABCO Holdings, Inc.	43	5,111
WageWorks, Inc.	115	8,487
Walgreens Boots Alliance, Inc.	44	3,808
Want Want China Holdings Ltd.	5,000	3,596
Washington Real Estate Investment Trust	471	14,917
Wendy’s Co.	172	2,535
Werner Enterprises, Inc.	474	12,940
West Corp.	591	15,774
Williams-Sonoma, Inc.	257	13,891
Wilmar International Ltd.	900	2,286
Wm Morrison Supermarkets PLC	1,853	5,756
Wolters Kluwer NV	810	34,372
Woori Bank	71	931
Worldline SA	1,170	38,802
WPX Energy, Inc.	88	1,050
WW Grainger, Inc.	49	9,442
Xinyi Glass Holdings Ltd.	4,000	3,545
Yamato Holdings Co. Ltd.	900	19,448
Yamato Kogyo Co. Ltd.	100	2,501
Yangzijiang Shipbuilding Holdings Ltd.	14,700	12,078
Yue Yuen Industrial Holdings Ltd.	1,000	3,953
Total Reference Entity — Long		9,093,680

	Shares	Value
Reference Entity — Short
AAK AB	(821)	(58,761)
Aalberts Industries NV	(455)	(18,041)
ACADIA Pharmaceuticals, Inc.	(631)	(21,662)
Acciona SA	(8)	(660)
Accor SA	(676)	(30,825)
Acerinox SA	(747)	(10,406)
Ackermans & van Haaren NV	(209)	(34,206)
Acom Co. Ltd.	(1,300)	(5,774)
Admiral Group PLC	(331)	(8,619)
Aegon NV	(1,717)	(8,763)
Aeon Co. Ltd.	(600)	(8,893)
AEON Financial Service Co. Ltd.	(100)	(1,922)
Aggreko PLC	(2,038)	(23,426)
Ain Holdings, Inc.	(400)	(27,710)
Air Liquide SA	(143)	(17,229)
Air Water, Inc.	(1,700)	(32,744)
Aker BP ASA	(4,502)	(76,224)
Alibaba Pictures Group Ltd.	(30,000)	(4,858)
Allegheny Technologies, Inc.	(65)	(1,193)
Allegiant Travel Co.	(15)	(2,181)
Alps Electric Co. Ltd.	(1,400)	(41,150)
Altice NV, Class B	(112)	(2,786)

	Shares	Value
Reference Entity — Short
Ambarella, Inc.	(296)	$(16,641)
Amec Foster Wheeler PLC	(577)	(4,051)
AMERCO	(2)	(749)
Asahi Intecc Co. Ltd.	(1,100)	(48,902)
Asahi Kasei Corp.	(1,000)	(9,536)
ASOS PLC	(177)	(13,340)
Assa Abloy AB, Class B	(3,625)	(78,463)
Associated British Foods PLC	(640)	(23,302)
Atlantia SpA	(151)	(3,829)
Auto Trader Group PLC	(1,753)	(9,105)
Babcock International Group PLC	(3,188)	(37,137)
Baidu, Inc. — ADR	(178)	(32,081)
Banca Generali SpA	(118)	(3,391)
Banca Popolare di Sondrio SCPA	(5,320)	(19,821)
Banco Bilbao Vizcaya Argentaria SA	(3,035)	(24,315)
Banco BPM SpA	(12,082)	(35,286)
Banco de Sabadell SA	(15,258)	(29,347)
Banco Santander SA	(1,875)	(12,219)
Bank of East Asia Ltd.	(10,495)	(43,400)
Bankia SA	(30,918)	(37,540)
BBA Aviation PLC	(753)	(3,038)
Bellway PLC	(207)	(7,629)
Benesse Holdings, Inc.	(300)	(9,053)
Berkeley Group Holdings PLC	(655)	(27,626)
Bilfinger SE	(1,512)	(65,642)
Bio-Techne Corp.	(11)	(1,178)
Boston Beer Co., Inc., Class A	(65)	(9,383)
BP PLC	(801)	(4,585)
BPER Banca	(4,856)	(26,566)
Brenntag AG	(487)	(28,870)
BT Group PLC	(667)	(2,631)
BTG PLC	(6,107)	(53,796)
Bucher Industries AG	(31)	(9,994)
Bunzl PLC	(468)	(14,590)
Bureau Veritas SA	(2,759)	(63,927)
Cairn Energy PLC	(2,433)	(6,120)
CaixaBank SA	(5,965)	(27,084)
Calbee, Inc.	(700)	(24,473)
Cal-Maine Foods, Inc.	(286)	(10,796)
Capita PLC	(2,051)	(14,783)
Capital & Counties Properties PLC	(6,658)	(27,228)
Carrizo Oil & Gas, Inc.	(81)	(2,037)
CBL & Associates Properties, Inc.	(87)	(805)
Cellnex Telecom SA	(162)	(2,859)
CF Industries Holdings, Inc.	(57)	(1,524)
China Evergrande Group	(49,000)	(52,263)
Chr Hansen Holding A/S	(18)	(1,213)
Chugai Pharmaceutical Co. Ltd.	(800)	(28,427)
CIE Automotive SA	(1,073)	(23,066)
Cie d’Entreprises CFE	(205)	(29,877)
Cie Financiere Richemont SA	(66)	(5,515)
Cimpress NV	(56)	(4,596)
Citigroup, Inc.	(606)	(35,827)
CNH Industrial NV	(2,134)	(23,533)
Cobham PLC	(19,550)	(33,551)
Cobham PLC — Rights	(7,820)	(5,773)
Coca-Cola European Partners PLC	(232)	(8,779)
Commerzbank AG	(2,892)	(28,352)
Concordia Financial Group Ltd.	(400)	(1,840)
Continental Resources, Inc.	(451)	(19,127)
Cornerstone OnDemand, Inc.	(59)	(2,317)
Croda International PLC	(239)	(11,650)
CTS Eventim AG & Co. KGaA	(1,654)	(63,662)
CVR Energy, Inc.	(115)	(2,517)
CyberAgent, Inc.	(200)	(6,214)
CYBG PLC	(2,384)	(8,703)

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	31

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
CyrusOne, Inc.	(41)	$(2,240)
Daimler AG	(533)	(39,716)
Dassault Systemes SE	(177)	(15,792)
Davide Campari-Milano SpA	(1,451)	(17,157)
De’ Longhi SpA	(97)	(2,957)
DeNA Co. Ltd.	(400)	(8,575)
Dentsu, Inc.	(500)	(28,224)
Derwent London PLC	(927)	(35,337)
Deutsche Bank AG	(49)	(881)
Deutsche Wohnen AG	(87)	(2,975)
Dialog Semiconductor PLC	(259)	(12,119)
DMG Mori AG	(2,384)	(129,904)
DMG Mori Co. Ltd.	(1,400)	(23,117)
dormakaba Holding AG	(34)	(29,132)
Drax Group PLC	(10,443)	(43,686)
DSV A/S	(1,312)	(73,059)
easyJet PLC	(3,611)	(54,621)
Ebara Corp.	(300)	(9,139)
Edenred	(640)	(16,395)
Eisai Co. Ltd.	(100)	(5,258)
Electricite de France SA	(2,260)	(18,866)
Ensco PLC, Class A	(387)	(3,053)
ERG SpA	(2,089)	(25,933)
Eurazeo SA	(274)	(18,572)
Eutelsat Communications SA	(671)	(15,876)
Experian PLC	(432)	(9,294)
Extended Stay America, Inc.	(199)	(3,471)
FANUC Corp.	(100)	(20,360)
Fastighets AB Balder, B Shares	(338)	(7,547)
Ferrovial SA	(2,778)	(59,095)
Financial Engines, Inc.	(145)	(6,162)
First Resources Ltd.	(20,000)	(26,817)
First Solar, Inc.	(1,357)	(40,099)
Flow Traders	(624)	(19,241)
Flowers Foods, Inc.	(280)	(5,491)
FLSmidth & Co. A/S	(300)	(18,035)
Flughafen Zurich AG	(183)	(40,329)
Fortum OYJ	(574)	(8,346)
Frank’s International NV	(2,977)	(27,091)
Freenet AG	(100)	(3,138)
Fresnillo PLC	(79)	(1,485)
Fugro NV CVA	(376)	(5,546)
Galenica AG	(55)	(59,762)
GAM Holding AG	(152)	(1,948)
Gas Natural SDG SA	(1,408)	(31,817)
Gemalto NV	(204)	(11,421)
Givaudan SA	(12)	(23,121)
Gjensidige Forsikring ASA	(717)	(11,015)
Glencore PLC	(9,506)	(37,360)
Grafton Group PLC	(435)	(4,209)
Great Portland Estates PLC	(3,959)	(35,473)
Gree, Inc.	(100)	(802)
Greencore Group PLC	(3,303)	(9,751)
Grifols SA	(285)	(7,650)
Groupe Eurotunnel SE	(4,647)	(51,051)
Gunma Bank Ltd.	(400)	(2,146)
Guotai Junan International Holdings Ltd.	(82,000)	(25,686)
GVC Holdings PLC	(5,463)	(52,855)
Halma PLC	(1,929)	(26,309)
Hanmi Science Co. Ltd.	(112)	(5,966)
Hargreaves Lansdown PLC	(2,005)	(35,795)
Hays PLC	(9,745)	(21,625)
Heineken NV	(190)	(16,947)
Hennes & Mauritz AB, B Shares	(1,210)	(29,960)
Hermes International	(152)	(72,667)
Hikma Pharmaceuticals PLC	(398)	(9,986)

	Shares	Value
Reference Entity — Short
Hitachi Metals Ltd.	(500)	$(7,002)
Hokuhoku Financial Group, Inc.	(300)	(4,712)
HomeServe PLC	(1,456)	(12,616)
Honda Motor Co. Ltd.	(600)	(17,463)
Hongkong Land Holdings Ltd.	(5,200)	(40,092)
House Foods Group, Inc.	(1,000)	(22,261)
HSBC Holdings PLC	(3,106)	(25,613)
HUGO BOSS AG	(101)	(7,680)
Huhtamaki OYJ	(119)	(4,613)
Iberdrola SA	(292)	(2,099)
ICA Gruppen AB	(165)	(5,631)
IG Group Holdings PLC	(805)	(5,668)
IMAX Corp.	(251)	(7,655)
Indutrade AB	(1,464)	(34,579)
Informa PLC	(4,651)	(38,672)
Infrastrutture Wireless Italiane SpA	(5,963)	(32,997)
Inmarsat PLC	(417)	(4,410)
Intercept Pharmaceuticals, Inc.	(35)	(3,932)
International Consolidated Airlines Group SA	(3,441)	(24,937)
Intertek Group PLC	(570)	(30,000)
Invesco Ltd.	(31)	(1,021)
Investec PLC	(2,700)	(20,003)
Isuzu Motors Ltd.	(100)	(1,359)
Itoham Yonekyu Holdings, Inc.	(4,600)	(42,514)
Iyo Bank Ltd.	(400)	(2,841)
J Front Retailing Co. Ltd.	(800)	(11,532)
J Sainsbury PLC	(839)	(2,991)
j2 Global, Inc.	(19)	(1,715)
Japan Post Holdings Co. Ltd.	(1,900)	(23,575)
JCDecaux SA	(730)	(25,769)
JGC Corp.	(3,700)	(64,610)
Juno Therapeutics, Inc.	(1,335)	(33,295)
Just Eat PLC	(949)	(7,094)
K+S AG	(1,445)	(34,475)
Kansai Paint Co. Ltd.	(1,200)	(26,564)
Keihan Holdings Co. Ltd.	(3,000)	(18,873)
Keikyu Corp.	(1,000)	(11,479)
Keio Corp.	(1,000)	(8,008)
Keisei Electric Railway Co. Ltd.	(1,200)	(28,559)
Kering	(52)	(16,118)
Kewpie Corp.	(500)	(12,723)
Keyence Corp.	(300)	(120,604)
Kikkoman Corp.	(100)	(3,078)
Kintetsu Group Holdings Co. Ltd.	(3,000)	(10,955)
KION Group AG	(365)	(24,727)
Kirby Corp.	(47)	(3,318)
Kite Pharma, Inc.	(329)	(27,004)
Komatsu Ltd.	(100)	(2,672)
Kone OYJ, Class B	(366)	(16,753)
Konecranes OYJ	(148)	(6,207)
Koninklijke KPN NV	(4,469)	(12,920)
Korian SA	(1,987)	(64,028)
Kosmos Energy Ltd.	(412)	(2,476)
K’s Holdings Corp.	(500)	(9,618)
Kubota Corp.	(3,500)	(55,135)
Kyowa Exeo Corp.	(900)	(13,598)
Kyushu Financial Group, Inc.	(1,600)	(9,976)
Legrand SA	(61)	(3,949)
Leidos Holdings, Inc.	(481)	(25,329)
Lions Gate Entertainment Corp., Class B	(168)	(4,007)
LivaNova PLC	(219)	(11,541)
L’Oreal SA	(54)	(10,754)
Lululemon Athletica, Inc.	(83)	(4,316)
Luxottica Group SpA	(501)	(28,963)
LVMH Moet Hennessy Louis Vuitton SE	(179)	(44,190)
Macerich Co.	(50)	(3,121)

32	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Medicines Co.	(749)	$(36,941)
Mediclinic International PLC	(713)	(7,580)
Mediobanca SpA	(428)	(4,116)
Meggitt PLC	(1,853)	(11,097)
Megmilk Snow Brand Co. Ltd.	(400)	(11,937)
Melia Hotels International SA	(2,616)	(38,791)
Mellanox Technologies Ltd.	(147)	(6,938)
Melrose Industries PLC	(24,426)	(74,821)
Metro Bank PLC	(131)	(5,973)
Michael Kors Holdings Ltd.	(40)	(1,493)
Micro Focus International PLC	(2,158)	(72,304)
MINEBEA MITSUMI, Inc.	(200)	(2,893)
Mitsubishi Heavy Industries Ltd.	(1,000)	(4,007)
Mitsubishi Logistics Corp.	(1,000)	(12,938)
Mitsubishi Motors Corp.	(5,200)	(33,304)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(600)	(3,136)
Miura Co. Ltd.	(900)	(15,080)
Nanya Technology Corp.	(1,055)	(1,681)
Natixis SA	(748)	(5,205)
NEX Group PLC	(1,303)	(10,387)
Nexon Co. Ltd.	(300)	(5,106)
Nibe Industrier AB, B Shares	(1,134)	(10,044)
Nidec Corp.	(800)	(73,403)
Nifco, Inc.	(100)	(4,994)
Nintendo Co. Ltd.	(200)	(50,613)
Nippon Shinyaku Co. Ltd.	(400)	(21,272)
Nippon Steel & Sumitomo Metal Corp.	(800)	(18,016)
Nipro Corp.	(600)	(9,104)
Nishi-Nippon Financial Holdings, Inc.	(900)	(8,582)
Nissan Chemical Industries Ltd.	(200)	(6,203)
Nisshin Seifun Group, Inc.	(600)	(9,219)
Noble Group Ltd.	(617,900)	(63,157)
NOK Corp.	(400)	(9,534)
Nordex SE	(404)	(6,088)
NOS SGPS SA	(1,686)	(9,657)
Novozymes A/S, B Shares	(95)	(4,101)
NS Solutions Corp.	(1,100)	(24,102)
OC Oerlikon Corp. AG	(1,535)	(18,442)
Ocado Group PLC	(9,792)	(31,833)
Odakyu Electric Railway Co. Ltd.	(1,600)	(31,061)
Olympus Corp.	(600)	(23,135)
OPKO Health, Inc.	(417)	(3,240)
Orient Corp.	(2,600)	(4,641)
OSRAM Licht AG	(12)	(804)
Otsuka Holdings Co. Ltd.	(300)	(13,818)
Pandora Media, Inc.	(2,575)	(27,939)
Park24 Co. Ltd.	(1,300)	(33,542)
Patterson Cos., Inc.	(50)	(2,224)
Paysafe Group PLC	(6,951)	(40,858)
PDC Energy, Inc.	(48)	(2,651)
Pearson PLC	(281)	(2,318)
Pebblebrook Hotel Trust	(21)	(625)
Pennon Group PLC	(3,769)	(41,814)
PeptiDream, Inc.	(1,500)	(89,802)
Pernod Ricard SA	(264)	(33,040)
Phoenix Group Holdings	(1,962)	(18,764)
Pigeon Corp.	(200)	(6,201)
Plains GP Holdings LP, Class A	(65)	(1,935)
Polaris Industries, Inc.	(96)	(8,185)
Porsche Automobil Holding SE, Preference Shares	(342)	(20,016)
Prosegur Cia de Seguridad SA	(2,687)	(17,541)
Provident Financial PLC	(138)	(5,728)
Publicis Groupe SA	(37)	(2,671)
QIAGEN NV	(343)	(10,275)
Raiffeisen Bank International AG	(610)	(13,906)

	Shares	Value
Reference Entity — Short
Randgold Resources Ltd.	(520)	$(45,743)
Rational AG	(60)	(30,156)
Recruit Holdings Co. Ltd.	(500)	(25,271)
Red Electrica Corp. SA	(451)	(8,790)
Redrow PLC	(6,696)	(49,998)
Regal Beloit Corp.	(43)	(3,391)
Remy Cointreau SA	(189)	(19,066)
Rexel SA	(203)	(3,625)
Rinnai Corp.	(200)	(16,632)
Rolls-Royce Holdings PLC	(111)	(1,167)
Rolls-Royce Holdings PLC	(7,881)	(10)
Royal Dutch Shell PLC, B Shares	(1,730)	(46,030)
Royal Mail PLC	(1,249)	(6,513)
RPC Group PLC	(182)	(1,912)
Ryohin Keikaku Co. Ltd.	(200)	(45,100)
Samsung Heavy Industries Co. Ltd.	(6,130)	(58,103)
Sankyu, Inc.	(1,000)	(6,351)
Santen Pharmaceutical Co. Ltd.	(3,000)	(42,212)
Sartorius AG, Preference Shares	(188)	(17,212)
SBA Communications Corp.	(36)	(4,554)
SBM Offshore NV	(5,640)	(92,915)
Schibsted ASA, B Shares	(35)	(784)
Schibsted ASA, Class A	(601)	(14,938)
Schneider Electric SE	(503)	(39,841)
SCSK Corp.	(1,600)	(64,412)
Seaboard Corp.	(2)	(8,468)
Seibu Holdings, Inc.	(1,600)	(27,952)
Semiconductor Manufacturing International Corp.	(22,500)	(28,423)
Sensata Technologies Holding NV	(99)	(4,077)
Serco Group PLC	(37,094)	(55,510)
SES SA	(1,529)	(33,419)
Severn Trent PLC	(224)	(6,743)
SFR Group SA	(262)	(8,578)
Shaftesbury PLC	(2,254)	(27,204)
Shimadzu Corp.	(300)	(5,093)
Shinsei Bank Ltd.	(5,000)	(9,335)
Singapore Post Ltd.	(38,100)	(37,596)
Singapore Telecommunications Ltd.	(32,400)	(86,744)
SL Green Realty Corp.	(8)	(839)
Societe Generale SA	(126)	(6,909)
Sodexo SA	(30)	(3,813)
Sohgo Security Services Co. Ltd.	(100)	(4,366)
Sony Corp.	(1,100)	(37,746)
Sony Financial Holdings, Inc.	(200)	(3,327)
Sopra Steria Group	(249)	(37,332)
Sosei Group Corp.	(400)	(41,138)
Stanley Electric Co. Ltd.	(600)	(17,569)
Start Today Co. Ltd.	(700)	(14,937)
Storebrand ASA	(624)	(4,112)
Stroeer SE & Co. KGaA	(489)	(28,277)
Suez	(1,281)	(21,043)
Sulzer AG	(50)	(5,834)
Sumco Corp.	(500)	(8,753)
Sumitomo Metal Mining Co. Ltd.	(3,000)	(40,624)
Summit Materials, Inc., Class A	(54)	(1,386)
Svenska Cellulosa AB SCA, Class B	(321)	(10,627)
Svenska Handelsbanken AB, Class A	(230)	(3,263)
Swedbank AB, Class A	(44)	(1,043)
Symrise AG	(842)	(58,947)
Sysmex Corp.	(600)	(36,545)
Taiyo Nippon Sanso Corp.	(300)	(3,586)
Technicolor SA	(438)	(2,224)
Tele2 AB, B Shares	(2,556)	(25,723)
Telenet Group Holding NV	(173)	(10,512)
Teleperformance	(111)	(13,958)

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	33

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Terna Rete Elettrica Nazionale SpA	(7,380)	$(37,209)
Tesla, Inc.	(52)	(16,332)
THK Co. Ltd.	(200)	(5,159)
thyssenkrupp AG	(423)	(10,080)
Tingyi Cayman Islands Holding Corp.	(2,000)	(2,569)
Tokyo Broadcasting System Holdings, Inc.	(1,800)	(31,951)
Tosoh Corp.	(1,000)	(9,399)
Toyo Seikan Group Holdings Ltd.	(800)	(13,417)
Trelleborg AB, B Shares	(946)	(22,215)
Trend Micro, Inc.	(100)	(4,400)
Trimble, Inc.	(51)	(1,807)
Triumph Group, Inc.	(33)	(865)
Tryg A/S	(271)	(5,200)
Tsuruha Holdings, Inc.	(500)	(50,614)
TUI AG	(579)	(8,423)
TV Asahi Holdings Corp.	(900)	(16,653)
Twitter, Inc.	(196)	(3,230)
Ultra Electronics Holdings PLC	(313)	(8,472)
Under Armour, Inc., Class A	(1,444)	(31,032)
Unicharm Corp.	(1,400)	(34,047)
Unipol Gruppo Finanziario SpA	(3,071)	(13,696)
United Internet AG	(142)	(6,536)
United Overseas Bank Ltd.	(400)	(6,228)
Universal Entertainment Corp.	(1,800)	(53,964)
Value Partners Group Ltd.	(972)	(898)
Vector Group Ltd.	(416)	(9,035)
Vicat SA	(113)	(8,038)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(441)	(11,440)

	Shares	Value
Reference Entity — Short
Virgin Money Holdings UK PLC	(3,133)	$(12,876)
Wallenstam AB, B Shares	(2,052)	(17,485)
Wartsila OYJ Abp	(765)	(46,523)
Waste Connections, Inc.	(1,178)	(108,400)
Weir Group PLC	(1,477)	(38,055)
Welcia Holdings Co. Ltd.	(100)	(3,218)
Welltower, Inc.	(37)	(2,643)
Wendel SA	(207)	(29,017)
White Mountains Insurance Group Ltd.	(44)	(37,793)
Wienerberger AG	(169)	(3,957)
Wirecard AG	(367)	(21,701)
WisdomTree Investments, Inc.	(2,238)	(18,687)
Workspace Group PLC	(2,090)	(23,402)
Yahoo Japan Corp.	(200)	(857)
Yamaha Corp.	(500)	(13,868)
Yamaha Motor Co. Ltd.	(900)	(21,374)
Yoox Net-A-Porter Group SpA	(4,399)	(116,892)
Zalando SE	(998)	(44,024)
Zardoya Otis SA	(6,823)	(63,142)
Zillow Group, Inc., Class C	(35)	(1,365)
Zynga, Inc., Class A	(7,070)	(20,432)
Total Reference Entity — Short		(8,227,696)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$865,984

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

34	BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017

Consolidated Schedule of Investments (concluded)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$6,532,952	—	$6,532,952
U.S. Treasury Obligations	—	965,280	—	965,280
Short-Term Securities	$23,097,346	—	—	23,097,346

Total	$23,097,346	$7,498,232	—	$30,595,578

Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$57,149	—	$57,149
Equity contracts	$273,953	125,396	—	399,349
Foreign currency exchange contracts	—	111,416	—	111,416
Interest rate contracts	22,555	223,278	—	245,833
Liabilities:
Commodity contracts	—	(233,019)	—	(233,019)
Equity contracts	(113,337)	(8,815)	—	(122,152)
Foreign currency exchange contracts	—	(150,466)	—	(150,466)
Interest rate contracts	—	(4,888)	—	(4,888)

Total	$183,171	$120,051	—	$303,222

[1]

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK TOTAL FACTOR FUND	APRIL 30, 2017	35

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	June 22, 2017

2